                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                         Certified Shareholder Report of
                 Registered Management Investment Companies

                                    811-6061

                      (Investment Company Act File Number)

                              Federated Index Trust
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 10/31/06

             Date of Reporting Period: Six months ended 4/30/06
                                       ------------------------

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Federated Max-Cap Index Fund

A Portfolio of Federated Index Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2006

Institutional Shares
Institutional Service Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2006	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$24.47	$22.93	$21.29	$17.97	$21.51	$29.08
Income From Investment Operations:
Net investment income	0.21	0.43	0.32	0.28	0.26	0.27
Net realized and unrealized gain (loss) on investments and futures contracts	2.10	1.53	1.63	3.31	(3.55)	(7.56)

TOTAL FROM INVESTMENT OPERATIONS	2.31	1.96	1.95	3.59	(3.29)	(7.29)

Less Distributions:
Distributions from net investment income	(0.21)	(0.42)	(0.31)	(0.27)	(0.25)	(0.28)
Distributions from net realized gain on investments and futures contracts	(0.52)	--	--	--	--	--

TOTAL DISTRIBUTIONS	(0.73)	(0.42)	(0.31)	(0.27)	(0.25)	(0.28)

Net Asset Value, End of Period	$26.05	$24.47	$22.93	$21.29	$17.97	$21.51

Total Return[1]	9.55%	8.58%	9.21%	20.18%	(15.41)%	(25.15)%

Ratios to Average Net Assets:

Net expenses	0.35%[2]	0.35%	0.35%	0.35%	0.34%	0.34%

Net investment income	1.69%[2]	1.76%	1.35%	1.44%	1.22%	1.03%

Expense waiver/reimbursement[3]	0.29%[2]	0.28%	0.28%	0.29%	0.29%	0.26%

Supplemental Data:

Net assets, end of period (000 omitted)	$636,309	$628,948	$705,040	$962,928	$906,710	$1,228,402

Portfolio turnover	19%	30%	19%	24%	18%	7%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

2 Computed on an annualized basis.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2006	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$24.42	$22.88	$21.24	$17.93	$21.46	$29.01
Income From Investment Operations:
Net investment income	0.17	0.35	0.23	0.21	0.19	0.18
Net realized and unrealized gain (loss) on investments and futures contracts	2.09	1.54	1.65	3.32	(3.53)	(7.52)

TOTAL FROM INVESTMENT OPERATIONS	2.26	1.89	1.88	3.53	(3.34)	(7.34)

Less Distributions:
Distributions from net investment income	(0.17)	(0.35)	(0.24)	(0.22)	(0.19)	(0.21)
Distributions from net realized gain on investments and futures contracts	(0.52)	--	--	--	--	--

TOTAL DISTRIBUTIONS	(0.69)	(0.35)	(0.24)	(0.22)	(0.19)	(0.21)

Net Asset Value, End of Period	$25.99	$24.42	$22.88	$21.24	$17.93	$21.46

Total Return[1]	9.37%	8.27%	8.89%	19.84%	(15.67)%	(25.39)%

Ratios to Average Net Assets:

Net expenses	0.65%[2]	0.65%	0.65%	0.65%	0.64%	0.64%

Net investment income	1.39%[2]	1.45%	1.05%	1.14%	0.92%	0.73%

Expense waiver/reimbursement[3]	0.28%[2]	0.29%	0.28%	0.29%	0.29%	0.26%

Supplemental Data:

Net assets, end of period (000 omitted)	$523,462	$526,555	$556,243	$605,437	$425,421	$578,776

Portfolio turnover	19%	30%	19%	24%	18%	7%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

2 Computed on an annualized basis.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2006	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$24.35	$22.81	$21.18	$17.88	$21.40	$28.91
Income From Investment Operations:
Net investment income	0.09	0.17	0.07	0.08	0.04	0.01
Net realized and unrealized gain (loss) on investments and futures contracts	2.08	1.55	1.64	3.31	(3.52)	(7.50)

TOTAL FROM INVESTMENT OPERATIONS	2.17	1.72	1.71	3.39	(3.48)	(7.49)

Less Distributions:
Distributions from net investment income	(0.08)	(0.18)	(0.08)	(0.09)	(0.04)	(0.02)
Distributions from net realized gain on investments and futures contracts	(0.52)	--	--	--	--	--

TOTAL DISTRIBUTIONS	(0.60)	(0.18)	(0.08)	(0.09)	(0.04)	(0.02)

Net Asset Value, End of Period	$25.92	$24.35	$22.81	$21.18	$17.88	$21.40

Total Return[1]	9.03%	7.55%	8.07%	19.01%	(16.28)%	(25.92)%

Ratios to Average Net Assets:

Net expenses	1.32%[2]	1.32%	1.41%	1.37%	1.34%	1.34%

Net investment income	0.73%[2]	0.80%	0.29%	0.42%	0.22%	0.03%

Expense waiver/reimbursement[3]	0.02%[2]	0.02%	0.01%	0.04%	0.04%	0.01%

Supplemental Data:

Net assets, end of period (000 omitted)	$79,810	$86,361	$102,614	$104,086	$88,070	$111,863

Portfolio turnover	19%	30%	19%	24%	18%	7%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

2 Computed on an annualized basis.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	4/30/2006	2005	2004	2003 [1]

Net Asset Value, Beginning of Period	$24.43	$22.90	$21.27	$17.81
Income From Investment Operations:
Net investment income	0.11	0.24	0.14	0.10
Net realized and unrealized gain on investments and futures contracts	2.10	1.53	1.65	3.45

TOTAL FROM INVESTMENT OPERATIONS	2.21	1.77	1.79	3.55

Less Distributions:
Distributions from net investment income	(0.12)	(0.24)	(0.16)	(0.09)
Distributions from net realized gain on investments and futures contracts	(0.52)	--	--	--

TOTAL DISTRIBUTIONS	(0.64)	(0.24)	(0.16)	(0.09)

Net Asset Value, End of Period	$26.00	$24.43	$22.90	$21.27

Total Return[2]	9.15%	7.75%	8.42%[3]	19.99%

Ratios to Average Net Assets:

Net expenses	1.10%[4]	1.10%	1.10%	1.09%[4]

Net investment income	0.88%[4]	0.96%	0.60%	0.70%[4]

Expense waiver/reimbursement[5]	0.01%[4]	0.02%	0.01%	0.04%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$67,844	$39,617	$31,940	$16,228

Portfolio turnover	19%	30%	19%	24%[6]

1 Reflects operations for the period from April 8, 2003 (start of performance) to October 31, 2003.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 During the year, the Fund was reimbursed by the Manager, which had an impact of 0.05% on total return.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Portfolio turnover is calculated at the Fund Level. Percentage indicated was calculated for the year ended October 31, 2003.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2005	Ending Account Value 4/30/2006	Expenses Paid During Period	[1]

Actual:

Institutional Shares	$1,000	$1,095.50	$1.82

Institutional Service Shares	$1,000	$1,093.70	$3.37

Class C Shares	$1,000	$1,090.30	$6.84

Class K Shares	$1,000	$1,091.50	$5.70

Hypothetical (assuming a 5% return before expenses):

Institutional Shares	$1,000	$1,023.06	$1.76

Institutional Service Shares	$1,000	$1,021.57	$3.26

Class C Shares	$1,000	$1,018.25	$6.61

Class K Shares	$1,000	$1,019.34	$5.51

1 Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.35%

Institutional Service Shares	0.65%

Class C Shares	1.32%

Class K Shares	1.10%

Portfolio of Investments Summary Table

At April 30, 2006, the Fund’s sector composition1 for its equity securities investments was as follows:

Sector	Percentage of Total Net Assets

Financials	21.7%

Information Technology	15.5%

Health Care	11.7%

Industrials	11.3%

Consumer Discretionary	10.3%

Energy	9.7%

Consumer Staples	9.1%

Telecommunication Services	3.2%

Materials	3.1%

Utilities	3.0%

Other Securities[2]	0.4%

Securities Lending Collateral[3]	2.8%

Cash Equivalents[4]	1.1%

Other Assets and Liabilities - Net[5]	(2.9)%

TOTAL[6]	100.0%

1 Except for Other Securities, Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Other Securities includes U.S. Treasury Bill.

3 Cash collateral received from lending portfolio securities which is invested in short term investments such as repurchase agreements or money market mutual funds.

4 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

6 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund’s total exposure to the S&P 500 is effectively 101.1%.

Portfolio of Investments

April 30, 2006 (unaudited)

Shares			Value

		COMMON STOCKS--98.6%[1]
		Consumer Discretionary--10.3%
2,300	[2]	Alderwoods Group, Inc.	$43,838
23,900	[2]	Amazon.com, Inc.	841,519
13,400	[2]	Apollo Group, Inc., Class A	732,176
18,005	[2]	AutoNation, Inc.	405,473
5,530	[2]	AutoZone, Inc.	517,663
27,514	[2]	Bed Bath & Beyond, Inc.	1,055,162
52,760		Best Buy Co., Inc.	2,989,382
9,321	[2]	Big Lots, Inc.	134,688
6,741		Black & Decker Corp.	631,025
32,186		Block (H&R), Inc.	734,806
7,399		Brunswick Corp.	290,189
2,100		CBRL Group, Inc.	85,491
83,471		CBS Corp. (New)	2,126,006
45,607		Carnival Corp.	2,135,320
11,986		Centex Corp.	666,422
38,269		Circuit City Stores, Inc.	1,100,234
48,957		Clear Channel Communications, Inc.	1,396,743
36,800	[2]	Coach, Inc.	1,215,136
211,419	[2,3]	Comcast Corp., Class A	6,543,418
6,102		Cooper Tire & Rubber Co.	77,495
27,000		D. R. Horton, Inc.	810,540
16,182		Darden Restaurants, Inc.	640,807
10,916		Dillards, Inc., Class A	284,689
25,628		Dollar General Corp.	447,465
6,507		Dow Jones & Co.	240,564
11,400		E.W. Scripps Co., Class A	525,312
26,805		Eastman Kodak Co.	722,663
6,000	[2]	Education Management Corp.	254,760
37,600		Fairmont Hotels & Resorts	1,689,368
13,860		Family Dollar Stores, Inc.	346,500
28,021		Federated Department Stores, Inc.	2,181,435
183,309		Ford Motor Co.	1,273,998
13,949		Fortune Brands, Inc.	1,120,105
21,880		Gannett Co., Inc.	1,203,400
		COMMON STOCKS--continued
		Consumer Discretionary--continued
60,360		Gap (The), Inc.	$1,091,912
50,125		General Motors Corp.	1,146,860
19,167		Genuine Parts Co.	836,640
16,308	[2,3]	Goodyear Tire & Rubber Co.	228,312
1,200		Gtech Holdings Corp.	40,992
22,920		Harley Davidson, Inc.	1,165,253
7,100		Harman International Industries, Inc.	624,729
16,744		Harrah’s Entertainment, Inc.	1,366,980
14,514		Hasbro, Inc.	286,071
33,562		Hilton Hotels Corp.	904,160
228,989		Home Depot, Inc.	9,143,531
34,536		International Game Technology	1,309,950
32,919	[2,3]	Interpublic Group Cos., Inc.	315,364
27,420	[2,3]	J. Jill Group, Inc.	658,628
17,806		Johnson Controls, Inc.	1,452,079
32,635		Jones Apparel Group, Inc.	1,121,012
7,892		KB HOME	485,910
7,197		Knight-Ridder, Inc.	446,214
33,608	[2]	Kohl’s Corp.	1,876,671
16,351		Leggett and Platt, Inc.	433,792
14,922		Lennar Corp., Class A	819,665
63,471		Limited, Inc.	1,627,396
10,978		Liz Claiborne, Inc.	428,691
80,407		Lowe’s Cos., Inc.	5,069,661
18,123		Marriott International, Inc., Class A	1,324,248
36,361		Mattel, Inc.	588,321
127,600		McDonald’s Corp.	4,411,132
31,114		McGraw-Hill Cos., Inc.	1,731,805
6,959		Meredith Corp.	345,166
3,800		Michaels Stores, Inc.	143,754
12,205		New York Times Co., Class A	302,562
56,210		Newell Rubbermaid, Inc.	1,541,278
273,664		News Corp., Inc.	4,696,074
20,135		Nike, Inc., Class B	1,647,848
23,260		Nordstrom, Inc.	891,556
44,053	[2]	Office Depot, Inc.	1,787,671
7,206		Officemax, Inc.	278,872
		COMMON STOCKS--continued
		Consumer Discretionary--continued
18,726		Omnicom Group, Inc.	$1,685,527
24,490		Penney (J.C.) Co., Inc.	1,603,115
37,384		Pulte Homes, Inc.	1,396,292
13,485		Radioshack Corp.	229,245
9,137	[2,3]	Sears Holdings Corp.	1,312,896
12,123		Sherwin-Williams Co.	617,546
25,503		Snap-On Tools Corp.	1,058,375
20,800	[2,3]	Sports Authority, Inc.	772,928
7,013		Stanley Works	366,429
70,490		Staples, Inc.	1,861,641
95,768	[2,3]	Starbucks Corp.	3,569,273
24,733		Starwood Hotels & Resorts Worldwide, Inc.	1,419,180
67,242		TJX Cos., Inc.	1,622,549
91,613		Target Corp.	4,864,650
12,996		Tiffany & Co.	453,430
490,377		Time Warner, Inc.	8,532,560
30,600	[2,3]	Tommy Hilfiger Corp.	509,490
25,347		Tribune Co.	730,754
32,168	[2,3]	Univision Communications, Inc., Class A	1,148,076
22,130		V.F. Corp.	1,354,135
79,621	[2]	Viacom, Inc., Class B	3,171,304
204,817		Walt Disney Co.	5,726,683
12,819		Wendy’s International, Inc.	791,958
9,112		Whirlpool Corp.	817,802
28,540		Yum! Brands, Inc.	1,474,947

		TOTAL	135,125,337

		Consumer Staples--9.1%
9,816		Alberto-Culver Co., Class B	441,425
59,661		Albertsons, Inc.	1,511,213
232,362		Altria Group, Inc.	16,999,604
65,324		Anheuser-Busch Cos., Inc.	2,912,144
67,074		Archer-Daniels-Midland Co.	2,437,469
38,536		Avon Products, Inc.	1,256,659
10,460		Brown-Forman Corp., Class B	779,270
66,288		CVS Corp.	1,970,079
19,590		Campbell Soup Co.	629,623
11,573		Clorox Co.	742,755
		COMMON STOCKS--continued
		Consumer Staples--continued
219,082		Coca-Cola Co.	$9,192,681
70,437		Coca-Cola Enterprises, Inc.	1,375,635
51,740		Colgate-Palmolive Co.	3,058,869
43,804		ConAgra, Inc.	993,475
24,200	[2,3]	Constellation Brands, Inc., Class A	597,740
62,504		Costco Wholesale Corp.	3,402,093
15,200	[2]	Dean Foods Co.	602,072
10,400		Estee Lauder Cos., Inc., Class A	386,048
41,255		General Mills, Inc.	2,035,522
31,702		H.J. Heinz Co.	1,315,950
13,822		Hershey Foods Corp.	737,265
27,107		Kellogg Co.	1,255,325
48,586		Kimberly-Clark Corp.	2,843,739
72,621	[2]	Kroger Co.	1,471,301
14,343		Loews Corp.	1,522,509
35,200		McCormick & Co., Inc.	1,226,016
6,352		Molson Coors Brewing Co., Class B	469,159
162,445		PepsiCo, Inc.	9,460,797
366,512		Procter & Gamble Co.	21,334,664
10,300		Reynolds American, Inc.	1,129,395
10,290		SUPERVALU, Inc.	298,513
71,023		Safeway Inc.	1,784,808
64,787		Sara Lee Corp.	1,157,744
60,572		Sysco Corp.	1,810,497
42,824		The Pepsi Bottling Group, Inc.	1,374,650
62,700		Tyson Foods, Inc., Class A	915,420
13,977	[3]	UST, Inc.	614,010
248,130		Wal-Mart Stores, Inc.	11,173,294
86,196		Walgreen Co.	3,614,198
11,900		Whole Foods Market, Inc.	730,422
16,846		Wrigley (Wm.), Jr. Co.	792,941
4,212		Wrigley (Wm.), Jr. Co.	198,362

		TOTAL	118,555,355

		Energy--9.7%
8,187		Amerada-Hess Corp.	1,172,951
25,310		Anadarko Petroleum Corp.	2,652,994
44,972		Apache Corp.	3,194,811
		COMMON STOCKS--continued
		Energy--continued
36,000		BJ Services Co.	$1,369,800
39,781		Baker Hughes, Inc.	3,215,498
30,300		Chesapeake Energy Corp.	959,904
237,661		Chevron Corp.	14,502,074
178,806		ConocoPhillips	11,962,121
48,936		Devon Energy Corp.	2,941,543
23,806		EOG Resources, Inc.	1,671,895
52,239		El Paso Corp.	674,405
653,171		Exxon Mobil Corp.	41,202,027
3,600	[2,3]	Forest Oil Corp.	131,652
46,248		Halliburton Co.	3,614,281
1,879		Hugoton Royalty Trust	51,963
15,342		Kerr-McGee Corp.	1,532,052
11,113		Kinder Morgan, Inc.	978,166
47,496		Marathon Oil Corp.	3,769,283
7,700	[2]	Mariner Energy, Inc.	149,765
14,600		Murphy Oil Corp.	732,628
30,980	[2,3]	Nabors Industries Ltd.	1,156,483
18,514	[2,3]	National-Oilwell, Inc.	1,276,911
12,078	[3]	Noble Corp.	953,437
52,565		Occidental Petroleum Corp.	5,400,528
7,752	[2]	Rowan Cos., Inc.	343,646
121,112	[3]	Schlumberger Ltd.	8,373,684
15,320		Sunoco, Inc.	1,241,533
35,390	[2]	Transocean Sedco Forex, Inc.	2,869,067
69,604		Valero Energy Corp.	4,506,163
35,100	[2]	Weatherford International Ltd.	1,857,843
55,061		Williams Cos., Inc.	1,207,488
31,532		XTO Energy, Inc.	1,335,380

		TOTAL	127,001,976

		Financials--21.7%
31,974		AON Corp.	1,340,030
40,000		Ace Ltd.	2,221,600
49,682		Aflac, Inc.	2,361,882
57,725		Allstate Corp.	3,260,885
15,173		Ambac Financial Group, Inc.	1,249,648
130,195		American Express Co.	7,005,793
		COMMON STOCKS--continued
		Financials--continued
287,132		American International Group, Inc.	$18,735,363
24,339		Ameriprise Financial, Inc.	1,193,584
38,852		Amsouth Bancorporation	1,124,377
10,800		Apartment Investment & Management Co., Class A	482,652
20,000		Archstone-Smith Trust	977,600
40,400		Arden Realty Group, Inc.	1,831,736
45,985		BB&T Corp.	1,974,596
509,656		Bank of America Corp.	25,442,027
76,039		Bank of New York Co., Inc.	2,672,771
9,434		Bear Stearns Cos., Inc.	1,344,439
19,400		Bedford Property Investors, Inc.	523,024
9,800		Boston Properties, Inc.	865,046
33,000		CIT Group, Inc.	1,782,330
31,013		Capital One Financial Corp.	2,686,966
32,500		CarrAmerica Realty Corp.	1,454,700
37,790		Chubb Corp.	1,947,697
35,973		Cincinnati Financial Corp.	1,533,889
534,919		Citigroup, Inc.	26,719,204
14,423		Comerica, Inc.	820,236
15,800		Commercial Capital Bancorp, Inc.	247,586
15,872		Compass Bancshares, Inc.	872,325
58,642		Countrywide Financial Corp.	2,384,384
39,200	[2,3]	E*Trade Group, Inc.	975,296
37,267		Equity Office Properties Trust	1,203,724
26,500		Equity Residential Properties Trust	1,189,055
70,169		Federal Home Loan Mortgage Corp.	4,284,519
113,516		Federal National Mortgage Association	5,743,910
8,600		Federated Investors, Inc.	301,860
49,407		Fifth Third Bancorp	1,997,031
9,900		First Horizon National Corp.	419,958
24,480		Franklin Resources, Inc.	2,279,578
43,400		Genworth Financial, Inc., Class A	1,440,880
27,218		Golden West Financial Corp.	1,956,158
52,000		Goldman Sachs Group, Inc.	8,335,080
30,570		Hartford Financial Services Group, Inc.	2,810,300
8,737		Host Marriott Corp.	183,652
29,207		Huntington Bancshares, Inc.	705,349
		COMMON STOCKS--continued
		Financials--continued
16,500		Independence Community Bank	$693,000
3,600		Interchange Financial Services Corp.	79,848
394,868		J.P. Morgan Chase & Co.	17,919,110
20,592		Janus Capital Group, Inc.	400,720
39,079		KeyCorp	1,493,599
19,800		Kimco Realty Corp.	735,174
13,700		Legg Mason, Inc.	1,623,176
27,103		Lehman Brothers Holdings, Inc.	4,096,618
35,060		Lincoln National Corp.	2,036,301
10,500		M & T Bank Corp.	1,253,700
13,431		MBIA Insurance Corp.	800,891
8,064		MGIC Investment Corp.	570,125
2		Manulife Financial Corp.	131
51,510		Marsh & McLennan Cos., Inc.	1,579,812
25,200		Marshall & Ilsley Corp.	1,152,144
38,517		Mellon Financial Corp.	1,449,395
69,900	[2]	MeriStar Hospitality Corp.	729,756
98,625		Merrill Lynch & Co., Inc.	7,521,143
89,941		MetLife, Inc.	4,685,926
27,034		Moody’s Corp.	1,676,378
100,756		Morgan Stanley	6,478,611
59,966		National City Corp.	2,212,745
43,184		North Fork Bancorp, Inc.	1,301,134
17,869		Northern Trust Corp.	1,052,305
27,727		PNC Financial Services Group	1,981,649
15,800		Plum Creek Timber Co., Inc.	573,540
29,700		Principal Financial Group	1,523,907
18,830		Progressive Corp., OH	2,043,620
26,900		Prologis	1,350,918
52,700		Prudential Financial, Inc.	4,117,451
11,600		Public Storage, Inc.	891,808
45,629		Regions Financial Corp.	1,665,915
14,372		S&P Depositary Receipts Trust, ADR	1,889,487
100		S&P Depositary Receipts Trust, ADR	14,671
12,222		SAFECO Corp.	634,322
37,040		SLM Corp.	1,958,675
148,886		Schwab (Charles) Corp.	2,665,059
		COMMON STOCKS--continued
		Financials--continued
25,500		Simon Property Group, Inc.	$2,087,940
6,700		Sound Federal Bancorp, Inc.	138,154
29,200		Sovereign Bancorp, Inc.	647,364
36,962		State Street Corp.	2,414,358
36,791		SunTrust Banks, Inc.	2,845,048
23,555		Synovus Financial Corp.	659,540
11,554		T. Rowe Price Group, Inc.	972,731
86,449		The St. Paul Travelers Cos., Inc.	3,806,349
10,837		Torchmark Corp.	651,412
190,863		U.S. Bancorp	6,000,733
25,053		UNUMProvident Corp.	508,826
12,700		Vornado Realty Trust	1,214,628
176,310		Wachovia Corp.	10,552,154
119,713		Washington Mutual Bank	5,394,268
177,749		Wells Fargo & Co.	12,209,579
16,136	[3]	XL Capital Ltd., Class A	1,063,201
8,272		Zions Bancorp	686,824

		TOTAL	283,588,593

		Health Care--11.7%
163,541		Abbott Laboratories	6,989,742
62,004		Aetna, Inc.	2,387,154
15,421		Allergan, Inc.	1,584,045
23,284		AmerisourceBergen Corp.	1,004,705
123,057	[2]	Amgen, Inc.	8,330,959
7,700	[2,3]	Andrx Group	179,487
18,648		Applera Corp.	537,808
8,504		Bard (C.R.), Inc.	633,208
9,100	[2]	Barr Laboratories, Inc.	551,005
4,432		Bausch & Lomb, Inc.	216,946
62,324		Baxter International, Inc.	2,349,615
25,828		Becton, Dickinson & Co.	1,628,197
36,034	[2,3]	Biogen Idec, Inc.	1,616,125
21,604		Biomet, Inc.	803,237
125,252	[2]	Boston Scientific Corp.	2,910,863
199,625		Bristol-Myers Squibb Co.	5,066,482
19,770		CIGNA Corp.	2,115,390
54,008		Cardinal Health, Inc.	3,637,439
		COMMON STOCKS--continued
		Health Care--continued
36,751	[2]	Caremark Rx, Inc.	$1,674,008
15,700	[2]	Coventry Health Care, Inc.	779,819
105,266		Eli Lilly & Co.	5,570,677
13,600	[2]	Express Scripts, Inc., Class A	1,062,704
13,200	[2]	Fisher Scientific International, Inc.	931,260
35,376	[2,3]	Forest Laboratories, Inc., Class A	1,428,483
23,200	[2]	Genzyme Corp.	1,418,912
45,914	[2]	Gilead Sciences, Inc.	2,640,055
38,948		HCA, Inc.	1,709,428
20,400		Health Management Association, Class A	422,484
12,744	[2,3]	Hospira, Inc.	491,281
25,431	[2]	Humana, Inc.	1,148,973
17,973		IMS Health, Inc.	488,506
315,062		Johnson & Johnson	18,465,784
24,984	[2,3]	King Pharmaceuticals, Inc.	434,472
12,700	[2,3]	Laboratory Corp. of America Holdings	725,170
8,543		Manor Care, Inc.	374,611
31,366		McKesson HBOC, Inc.	1,524,074
24,589	[2]	Medco Health Solutions, Inc.	1,308,872
18,837	[2]	Medimmune, Inc.	592,800
128,283		Medtronic, Inc.	6,429,544
255,220		Merck & Co., Inc.	8,784,672
4,977	[2]	Millipore Corp.	367,203
22,950		Mylan Laboratories, Inc.	501,228
12,200	[2,3]	Patterson Cos., Inc.	397,476
32,407		PerkinElmer, Inc.	694,806
807,620		Pfizer, Inc.	20,457,015
17,392		Quest Diagnostic, Inc.	969,256
149,232		Schering Plough Corp.	2,883,162
29,508	[2]	St. Jude Medical, Inc.	1,164,976
26,602		Stryker Corp.	1,163,838
39,205	[2]	Tenet Healthcare Corp.	326,186
34,153	[2]	Thermo Electron Corp.	1,316,257
143,125		UnitedHealth Group, Inc.	7,119,038
10,600	[2,3]	Waters Corp.	480,392
8,983	[2]	Watson Pharmaceuticals, Inc.	255,477
78,591	[2]	Wellpoint, Inc.	5,579,961
		COMMON STOCKS--continued
		Health Care--continued
155,254		Wyeth	$7,556,212
20,094	[2]	Zimmer Holdings, Inc.	1,263,913

		TOTAL	153,445,392

		Industrials--11.3%
70,052		3M Co.	5,984,542
22,043	[2]	Allied Waste Industries, Inc.	312,129
16,359		American Power Conversion Corp.	363,824
22,900		American Standard Cos.	996,837
800	[2,3]	Artesyn Technologies, Inc.	8,792
10,842		Avery Dennison Corp.	677,625
90,105		Boeing Co.	7,519,262
37,738		Burlington Northern Santa Fe Corp.	3,001,303
35,132		CSX Corp.	2,406,191
80,276		Caterpillar, Inc.	6,080,104
102,563		Cendant Corp.	1,787,673
13,437		Cintas Corp.	564,085
8,457		Cooper Industries Ltd., Class A	773,393
4,517		Cummins, Inc.	472,026
25,240		Danaher Corp.	1,618,136
25,686		Deere & Co.	2,254,717
23,323		Donnelley (R.R.) & Sons Co.	785,752
19,502		Dover Corp.	970,224
2,700	[2]	Duratek, Inc.	58,941
25,454		Eaton Corp.	1,951,049
41,852		Emerson Electric Co.	3,555,327
12,516		Equifax, Inc.	482,367
29,968		FedEx Corp.	3,450,216
6,356		Fluor Corp.	590,536
39,716		General Dynamics Corp.	2,606,164
1,090,636		General Electric Co.	37,725,099
25,390		Goodrich (B.F.) Co.	1,129,855
9,547		Grainger (W.W.), Inc.	734,355
85,518		Honeywell International, Inc.	3,634,515
15,392		ITT Industries, Inc.	865,492
22,109		Illinois Tool Works, Inc.	2,270,594
28,384		Ingersoll-Rand Co., Class A	1,241,800
10,675		L-3 Communications Holdings, Inc.	872,148
		COMMON STOCKS--continued
		Industrials--continued
38,788		Lockheed Martin Corp.	$2,944,009
43,736		Masco Corp.	1,395,178
9,168	[2]	Monster Worldwide, Inc.	526,243
4,263	[2]	Navistar International Corp.	112,458
41,953		Norfolk Southern Corp.	2,265,462
47,800		Northrop Grumman Corp.	3,197,820
15,696		PACCAR, Inc.	1,129,013
9,689		Pall Corp.	292,414
21,097		Parker-Hannifin Corp.	1,709,912
20,303		Pitney Bowes, Inc.	849,681
46,355		Raytheon Co.	2,052,136
32,194		Robert Half International, Inc.	1,360,840
16,843		Rockwell Automation, Inc.	1,220,444
16,743		Rockwell Collins	957,700
5,086		Ryder Systems, Inc.	265,235
24,400	[2,3]	SOURCECORP, Inc.	603,412
115,346		Southwest Airlines Co.	1,870,912
3,300		Stewart & Stevenson Services	115,731
13,130		Textron Inc.	1,181,044
204,892		Tyco International Ltd.	5,398,904
28,395		Union Pacific Corp.	2,589,908
116,540		United Parcel Service, Inc.	9,447,898
93,222		United Technologies Corp.	5,855,274
56,924		Waste Management, Inc.	2,132,373

		TOTAL	147,219,074

		Information Technology--15.5%
7,718	[2,3]	ADC Telecommunications, Inc.	172,806
48,110	[2]	Adobe Systems, Inc.	1,885,912
49,734	[2]	Advanced Micro Devices, Inc.	1,608,895
19,900	[2]	Affiliated Computer Services, Inc., Class A	1,109,624
46,472	[2]	Agilent Technologies, Inc.	1,785,454
38,439	[2,3]	Altera Corp.	839,508
35,124		Analog Devices, Inc.	1,331,902
50,203	[2]	Andrew Corp.	531,148
12,400	[2,3]	Anteon International Corp.	677,660
90,098	[2]	Apple Computer, Inc.	6,341,998
143,010		Applied Materials, Inc.	2,567,029
		COMMON STOCKS--continued
		Information Technology--continued
141,433	[2]	Applied Micro Circuits Corp.	$519,059
21,120	[2,3]	Autodesk, Inc.	887,885
75,205		Automatic Data Processing, Inc.	3,315,036
36,439	[2,3]	Avaya, Inc.	437,268
46,324	[2]	BMC Software, Inc.	997,819
56,966	[2]	Broadcom Corp.	2,341,872
41,668		CA, Inc.	1,056,700
65,649	[2,3]	CIENA Corp.	268,504
684,028	[2]	Cisco Systems, Inc.	14,330,387
31,230	[2]	Citrix Systems, Inc.	1,246,702
28,541	[2]	Computer Sciences Corp.	1,671,075
30,070	[2]	Compuware Corp.	230,938
18,025	[2]	Comverse Technology, Inc.	408,266
12,925	[2]	Convergys Corp.	251,650
160,300	[2]	Corning, Inc.	4,429,089
248,799	[2]	Dell, Inc.	6,518,534
246,228	[2]	EMC Corp. Mass	3,326,540
24,900	[2]	Electronic Arts, Inc.	1,414,320
70,280		Electronic Data Systems Corp.	1,903,182
4,800	[2]	Excel Technology, Inc.	141,936
81,848		First Data Corp.	3,903,331
16,067	[2,3]	Fiserv, Inc.	724,300
38,024	[2]	Freescale Semiconductor, Inc., Class B	1,204,220
29,378	[2,3]	Gateway, Inc.	64,632
21,136	[2]	Google Inc.	8,833,580
307,450		Hewlett-Packard Co.	9,982,902
168,243		IBM Corp.	13,853,129
591,280		Intel Corp.	11,813,774
15,865	[2,3]	Intuit, Inc.	859,407
123,742	[2,3]	JDS Uniphase Corp.	431,860
32,785	[2]	Jabil Circuit, Inc.	1,278,287
20,725		KLA-Tencor Corp.	998,116
32,114	[2,3]	LSI Logic Corp.	342,014
10,818	[2,3]	Lexmark International Group, Class A	526,837
25,614		Linear Technology Corp.	909,297
375,588	[2,3]	Lucent Technologies, Inc.	1,047,891
21,200	[2]	MatrixOne, Inc.	152,852
		COMMON STOCKS--continued
		Information Technology--continued
29,941		Maxim Integrated Products, Inc.	$1,055,720
67,498	[2]	Micron Technology, Inc.	1,145,441
985,818		Microsoft Corp.	23,807,505
15,581		Molex, Inc.	578,367
274,021		Motorola, Inc.	5,850,348
16,574	[2]	NCR Corp.	653,016
57,400	[2,3]	NVIDIA Corp.	1,677,228
35,514		National Semiconductor Corp.	1,064,710
54,861	[2,3]	Network Appliance, Inc.	2,033,697
31,523	[2]	Novell, Inc.	259,119
36,821	[2,3]	Novellus Systems, Inc.	909,479
349,213	[2]	Oracle Corp.	5,095,018
14,495	[2]	PMC-Sierra, Inc.	180,173
8,273	[2,3]	Parametric Technology Corp.	123,602
35,657		Paychex, Inc.	1,440,186
41,032	[2]	Qlogic Corp.	853,876
173,778		Qualcomm, Inc.	8,921,763
11,586		Sabre Group Holdings, Inc.	267,521
20,700	[2]	Sandisk Corp.	1,321,281
64,901	[2,3]	Sanmina-SCI Corp.	336,836
77,405	[2]	Solectron Corp.	309,620
335,386	[2,3]	Sun Microsystems, Inc.	1,676,930
108,480	[2]	Symantec Corp.	1,776,902
20,842		Symbol Technologies, Inc.	221,967
7,656		Tektronix, Inc.	270,410
41,387	[2]	Tellabs, Inc.	655,984
14,801	[2,3]	Teradyne, Inc.	249,545
175,991		Texas Instruments, Inc.	6,108,648
26,822	[2,3]	Unisys Corp.	167,369
22,200	[2,3]	Verisign, Inc.	522,144
98,722	[2]	Xerox Corp.	1,386,057
28,312		Xilinx, Inc.	783,393
133,588	[2]	Yahoo, Inc.	4,379,015
121,665	[2]	eBay, Inc.	4,186,493
10,060	[2,3]	iPayment Holdings, Inc.	435,095

		TOTAL	202,179,585

		COMMON STOCKS--continued
		Materials--3.1%
22,032		Air Products & Chemicals, Inc.	$1,509,633
87,048		Alcoa, Inc.	2,940,481
8,645		Allegheny Technologies, Inc.	599,444
5,920		Ashland, Inc.	389,654
10,144		Ball Corp.	405,557
9,776		Bemis Co., Inc.	307,553
1		Chemtura Corp.	12
98,237		Dow Chemical Co.	3,989,405
76,806		Du Pont (E.I.) de Nemours & Co.	3,387,145
5,496		Eastman Chemical Co.	298,708
23,806		Ecolab, Inc.	899,867
11,363		Engelhard Corp.	436,453
18,911		Freeport-McMoRan Copper & Gold, Inc., Class B	1,221,272
8,758	[2]	Hercules, Inc.	124,451
7,442		International Flavors & Fragrances, Inc.	262,926
46,826		International Paper Co.	1,702,125
23,282		Louisiana-Pacific Corp.	642,118
27,328		MeadWestvaco Corp.	779,121
33,077		Monsanto Co.	2,758,622
48,013		Newmont Mining Corp.	2,802,039
17,634		Nucor Corp.	1,918,932
29,242		PPG Industries, Inc.	1,962,723
14,308	[2]	Pactiv Corp.	348,257
22,132		Phelps Dodge Corp.	1,907,557
33,190		Praxair, Inc.	1,862,955
15,758		Rohm & Haas Co.	797,355
7,825	[2]	Sealed Air Corp.	421,376
5,880		Sigma-Aldrich Corp.	403,427
8,924		Temple-Inland, Inc.	414,431
1	[2,3]	Tronox, Inc., Class B	17
11,010		United States Steel Corp.	754,185
15,306		Vulcan Materials Co.	1,300,398
34,720		Weyerhaeuser Co.	2,446,718

		TOTAL	39,994,917

		COMMON STOCKS--continued
		Telecommunication Services--3.2%
423,217		AT&T, Inc.	$11,092,517
38,246		Alltel Corp.	2,461,895
188,002		BellSouth Corp.	6,350,707
13,430		CenturyTel, Inc.	506,311
36,538		Citizens Communications Co., Class B	485,225
43,800	[2,3]	Nextel Partners, Inc., Class A	1,241,292
17,400		PanAmSat Holding Corp.	432,390
167,572	[2,3]	Qwest Communications International, Inc.	1,124,408
309,288		Sprint Nextel Corp.	7,670,342
308,254		Verizon Communications	10,181,630

		TOTAL	41,546,717

		Utilities--3.0%
69,639	[2]	AES Corp.	1,181,774
15,643	[2]	Allegheny Energy, Inc.	557,360
15,557		Ameren Corp.	783,606
41,604		American Electric Power Co., Inc.	1,392,070
14,892	[2,3]	CMS Energy Corp.	198,361
33,214		CenterPoint Energy, Inc.	399,232
25,541		Consolidated Edison Co.	1,101,328
20,824		Constellation Energy Group	1,143,654
14,567		DTE Energy Co.	594,042
36,207		Dominion Resources, Inc.	2,710,818
128,449		Duke Energy Corp.	3,740,435
34,758	[2,3]	Dynegy, Inc.	172,747
52,858		Edison International	2,135,992
18,982		Entergy Corp.	1,327,601
69,332		Exelon Corp.	3,743,928
42,026		FPL Group, Inc.	1,664,230
31,784		FirstEnergy Corp.	1,611,767
13,956		KeySpan Corp.	563,543
1,589		NICOR, Inc.	62,940
20,780		NiSource, Inc.	438,666
31,836		P G & E Corp.	1,268,346
33,674		PPL Corp.	977,893
2,757		Peoples Energy Corp.	100,162
7,418		Pinnacle West Capital Corp.	297,462
23,107		Progress Energy, Inc.	988,980
Shares or Principal Amount			Value

		COMMON STOCKS--continued
		Utilities--continued
26,769		Public Service Enterprises Group, Inc.	$1,678,416
43,141		Sempra Energy	1,985,349
73,086		Southern Co.	2,355,562
16,288		TECO Energy, Inc.	260,282
68,116		TXU Corp.	3,380,597
41,624		Xcel Energy, Inc.	784,196

		TOTAL	39,601,339

		TOTAL COMMON STOCKS (IDENTIFIED COST $563,424,767)	1,288,258,285

		CORPORATE BONDS--0.0%
		Health Care--0.0%
$250,000	[3,4]	Genzyme Corp., Conv. Bond, 1.25%, 12/1/2023	259,003

		Industrials--0.0%
227,000		Tyco International Group, Company Guarantee, 3.125%, 1/15/2023	284,703

		TOTAL CORPORATE BONDS (IDENTIFIED COST $583,870)	543,706

		PREFERRED STOCKS--0.0%
		Energy--0.0%
1,085		Amerada-Hess Corp., Conv. Pfd.	130,862
2,247		Valero Energy Corp., Conv. Pfd.	288,470

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $150,864)	419,332

		U.S. TREASURY--0.4%[5]
$5,490,000		United States Treasury Bill, 7/13/2006 (IDENTIFIED COST $5,438,957)	5,438,511

Principal Amount			Value

		REPURCHASE AGREEMENTS--3.9%
$14,811,000		Interest in $3,400,000,000 joint repurchase agreement 4.79%, dated 4/28/2006 under which Bank of America N.A. will repurchase a U.S. Government Agency security maturing on 2/1/2036 for $3,401,357,167 on 5/1/2006. The market value of the underlying security at the end of the period was $3,468,000,001.	$14,811,000
17,871,000		Interest in $1,200,000,000 joint repurchase agreement 4.79%, dated 4/28/2006 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 3/19/2026 for $1,200,479,000 on 5/1/2006. The market value of the underlying securities at the end of the period was $1,224,000,973 (purchased with proceeds from securities lending collateral).	17,871,000
18,000,000		Interest in $2,000,000,000 joint repurchase agreement 4.79%, dated 4/28/2006 under which Bear Stearns and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 12/16/2040 for $2,000,798,333 on 5/1/2006. The market value of the underlying securities at the end of the period was $2,060,003,916 (purchased with proceeds from securities lending collateral).	18,000,000

		TOTAL REPURCHASE AGREEMENTS (AT COST)	50,682,000

		TOTAL INVESTMENTS--102.9% (IDENTIFIED COST $620,280,458)6	1,345,341,834

		OTHER ASSETS AND LIABILITIES - NET--(2.9)%	(37,916,264)

		TOTAL NET ASSETS--100.0%	$1,307,425,570

1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Index and minimizing trading costs. The total market value of open index futures contracts is $35,200,325 at April 30, 2006, which represents 2.7% of total net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P 500 is 101.1%.

2 Non-income producing security.

3 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

4 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. This security, which has been deemed liquid by criteria approved by the Fund’s Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2006, this security amounted to $259,003 which represents 0.0% of total net assets.

5 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

6 Also represents cost for federal tax purposes.

At April 30, 2006, the Fund had the following outstanding futures contracts:

Contracts	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation

2S&P 500 Index Futures	107	$35,200,325	June 2006	$102,799

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (unaudited)

Assets:
Total investments in securities, at value including $35,011,578 of securities loaned (identified cost $620,280,458)		$1,345,341,834
Income receivable		1,646,167
Receivable for investments sold		474,668
Receivable for shares sold		1,116,018
Receivable for daily variation margin		23,155

TOTAL ASSETS		1,348,601,842

Liabilities:
Payable for investments purchased	$1,968,738
Payable for shares redeemed	2,826,968
Payable for distribution services fee (Note 5)	100,289
Payable for shareholder services fee (Note 5)	118,633
Payable to bank	86,438
Payable for collateral due to broker	35,871,000
Accrued expenses	204,206

TOTAL LIABILITIES		41,176,272

Net assets for 50,253,534 shares outstanding		$1,307,425,570

Net Assets Consist of:
Paid-in capital		$565,773,583
Net unrealized appreciation of investments and futures contracts		725,164,175
Accumulated net realized gain on investments and futures contracts		14,970,162
Undistributed net investment income		1,517,650

TOTAL NET ASSETS		$1,307,425,570

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value and offering price per share ($636,309,323 ÷ 24,426,131 shares outstanding), no par value, unlimited shares authorized		$26.05

Redemption proceeds per share		$26.05

Institutional Service Shares:
Net asset value and offering price per share ($523,462,354 ÷ 20,139,249 shares outstanding), no par value, unlimited shares authorized		$25.99

Redemption proceeds per share		$25.99

Class C Shares:
Net asset value per share ($79,810,110 ÷ 3,079,013 shares outstanding), no par value, unlimited shares authorized		$25.92

Offering price per share (100/99.00 of $25.92)[1]		$26.18

Redemption proceeds per share (99.00/100 of $25.92)[1]		$25.66

Class K Shares:
Net asset value and offering price per share ($67,843,783 ÷ 2,609,141 shares outstanding), no par value, unlimited shares authorized		$26.00

Redemption proceeds per share		$26.00

1 See “What Do Shares Cost?” in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2006 (unaudited)

Investment Income:
Dividends			$12,739,774
Interest (including $21,778 of income on securities loaned)			595,932

TOTAL INCOME			13,335,706

Expenses:
Management fee (Note 5)		$1,958,617
Custodian fees		70,338
Transfer and dividend disbursing agent fees and expenses--Institutional Shares		168,617
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares		129,131
Transfer and dividend disbursing agent fees and expenses--Class C Shares		38,855
Transfer and dividend disbursing agent fees and expenses--Class K Shares		69,292
Directors’/Trustees’ fees		5,977
Auditing fees		9,866
Legal fees		2,340
Portfolio accounting fees		102,162
Distribution services fee--Institutional Service Shares (Note 5)		798,902
Distribution services fee--Class C Shares (Note 5)		314,391
Distribution services fee--Class K Shares (Note 5)		122,910
Shareholder services fee--Institutional Shares (Note 5)		800,177
Shareholder services fee--Institutional Service Shares (Note 5)		660,826
Shareholder services fee--Class C Shares (Note 5)		64,607
Share registration costs		32,221
Printing and postage		21,205
Insurance premiums		7,640
Miscellaneous		8,868

TOTAL EXPENSES		5,386,942

Waivers and Reimbursements (Note 5):
Waiver of management fee	$(109,289)
Waiver of distribution services fee--Institutional Service Shares	(660,826)
Waiver of shareholder services fee--Institutional Shares	(800,177)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Institutional Shares	(67,166)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	(44,721)

TOTAL WAIVERS AND REIMBURSEMENTS		$(1,682,179)

Net expenses			3,704,763

Net investment income			9,630,943

Realized and Unrealized Gain on Investments and Futures Contracts:
Net realized gain on investments			54,409,215
Net realized gain on futures contracts			1,723,851
Net change in unrealized appreciation of investments and futures contracts			52,127,847

Net realized and unrealized gain on investments and futures contracts			108,260,913

Change in net assets resulting from operations			$117,891,856

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2006	Year Ended 10/31/2005

Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,630,943	$21,201,682
Net realized gain on investments and futures contracts	56,133,066	121,374,580
Net change in unrealized appreciation/depreciation of investments and futures contracts	52,127,847	(28,954,394)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	117,891,856	113,621,868

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,180,035)	(11,962,520)
Institutional Service Shares	(3,559,961)	(8,070,522)
Class C Shares	(279,876)	(741,985)
Class K Shares	(244,976)	(351,431)
Distributions from net realized gains
Institutional Shares	(13,315,437)	--
Institutional Service Shares	(11,254,029)	--
Class C Shares	(1,822,764)	--
Class K Shares	(852,806)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(36,509,884)	(21,126,458)

Share Transactions:
Proceeds from sale of shares	152,544,113	260,461,318
Net asset value of shares issued to shareholders in payment of distributions declared	28,717,676	15,479,840
Cost of shares redeemed	(236,699,429)	(482,792,686)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(55,437,640)	(206,851,528)

Change in net assets	25,944,332	(114,356,118)

Net Assets:
Beginning of period	1,281,481,238	1,395,837,356

End of period (including undistributed net investment income of $1,517,650 and $1,151,555, respectively)	$1,307,425,570	$1,281,481,238

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2006 (unaudited)

1. ORGANIZATION

Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Max-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Institutional Shares, Institutional Service Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Standard & Poor’s 500 Composite Stock Price Index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For U.S. Treasury and government agency securities, prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the “Trustees”).

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as transfer and dividend disbursing agent, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2006, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral

$35,011,578	$35,871,000

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended April 30, 2006, the Fund had net realized gains on futures contracts of $1,723,851.

Futures contracts outstanding at period end, if any, are listed after the Fund’s portfolio of investments.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2006		Year Ended 10/31/2005

Institutional Shares:	Shares	Amount	Shares	Amount

Shares sold	2,475,437	$62,442,586	4,423,741	$107,156,340
Shares issued to shareholders in payment of distributions declared	454,261	11,459,487	281,610	6,824,079
Shares redeemed	(4,204,472)	(106,529,378)	(9,751,365)	(236,464,553)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,274,774)	$(32,627,305)	(5,046,014)	$(122,484,134)

	Six Months Ended 4/30/2006		Year Ended 10/31/2005

Institutional Service Shares:	Shares	Amount	Shares	Amount

Shares sold	2,096,023	$53,032,975	4,968,302	$119,988,103
Shares issued to shareholders in payment of distributions declared	570,920	14,365,440	317,621	7,684,549
Shares redeemed	(4,090,417)	(103,659,259)	(8,032,853)	(194,690,054)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(1,423,474)	$(36,260,844)	(2,746,930)	$(67,017,402)

	Six Months Ended 4/30/2006		Year Ended 10/31/2005

Class C Shares:	Shares	Amount	Shares	Amount

Shares sold	272,523	$6,884,896	634,001	$15,283,388
Shares issued to shareholders in payment of distributions declared	71,831	1,799,450	25,662	620,875
Shares redeemed	(811,511)	(20,535,250)	(1,611,535)	(38,844,221)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(467,157)	$(11,850,904)	(951,872)	$(22,939,958)

	Six Months Ended 4/30/2006		Year Ended 10/31/2005

Class K Shares:	Shares	Amount	Shares	Amount

Shares sold	1,177,183	$30,183,656	747,381	$18,033,487
Shares issued to shareholders in payment of distributions declared	43,405	1,093,299	14,451	350,337
Shares redeemed	(232,771)	(5,975,542)	(535,377)	(12,793,858)

NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	987, 817	$25,301,413	226,455	$5,589,966

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(2,177,588)	$(55,437,640)	(8,518,361)	$(206,851,528)

4. FEDERAL TAX INFORMATION

At April 30, 2006, the cost of investments for federal tax purposes was $620,280,458. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation from futures contracts was $725,061,376. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $727,960,893 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,899,517.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Equity Management Company of Pennsylvania, the Fund’s manager (the “Manager”), receives for its services an annual management fee equal to 0.30% of the Fund’s average daily net assets. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the Manager voluntarily waived $109,289 of its fee. In addition, the Manager reimbursed $111,887 of transfer and dividend disbursing agent fees and expenses. Under the terms of a subadvisory contract between the Manager and Fund Asset Management L.P. doing business as Mercury Advisors, an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. (the “Subadviser”), the Subadviser receives an annual fee from the Manager equal to 0.0150% times 80% of the Fund’s average daily net assets plus 0.150% times 20% of the Fund’s average daily net assets.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Institutional Service Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class

Institutional Service Shares	0.30%

Class C Shares	0.75%

Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, FSC voluntarily waived $660,826 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2006, FSC retained $190,025 of fees paid by the Fund.

Sales Charges

For the six months ended April 30, 2006, FSC retained $654 of contingent deferred sales charges relating to redemptions of Class C Shares. See “What Do Shares Cost?” in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Institutional Service Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended April 30, 2006, FSSC voluntarily waived $800,177 of its fee. For the six months ended April 30, 2006, FSSC retained $72,697 of fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2006, were as follows:

Purchases	$250,336,724

Sales	$287,693,567

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, “Federated”), along with various investment companies sponsored by Federated (“Funds”) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission (“SEC”), the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund’s Board has reviewed the Fund’s investment advisory contract and subadvisory contracts. The Board’s decision to approve the contract these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract these contracts, the Board considers many factors, among the most material of which are: the Fund’s investment objectives; the Adviser’s and Subadviser’s management philosophy, personnel, processes, and investment and operating strategies; long term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization and the Subadviser, as the case may be, in addition to investment advisory services; and the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s “selection” or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser and Subadviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser and the Subadviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser’s and Subadviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser’s service and fee. The Fund’s Board is aware of these factors and is guided by them in its review of the Fund’s advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund the Federated organization and the Subadviser. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of advisory contracts is informed by reports covering such matters as: the Adviser’s and Subadviser’s investment philosophy, personnel, and processes; operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates and the Subadviser; compliance and audit reports concerning the Federated fund, the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s and the Subadviser’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The Board also considers information regarding the results of the Adviser’s evaluation and monitoring of the Subadviser’s performance and considers the Adviser’s recommendation to renew the subadvisory agreement with the Subadviser. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates and the Subadviser was satisfactory.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser and the Subadviser are executing on the Fund’s investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services are such as to warrant continuation of the advisory contract.

For the periods ending December 31, 2004, the Fund’s performance for the one year period was above the median of the relevant peer group, and the Fund’s performance fell below the median of the relevant peer group for the three year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

During the year ending December 31, 2004, the Fund’s investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated and the Subadviser derive from their relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discuss any indirect benefit Federated or the Subadviser may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated’s or the Subadviser’s “profitability” and/or “costs” (which would include an assessment as to whether “economies of scale” would be realized if the fund were to grow to some sufficient size). In the Board’s view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine “economies of scale,” its experience has been that such “economies” are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund’s performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated’s website. Go to FederatedInvestors.com, select “Products,” select the “Prospectuses and Regulatory Reports” link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of the Federated Investors website at FederatedInvestors.com by clicking on “Portfolio Holdings” and selecting the name of the Fund, or by selecting the name of the Fund and clicking on “Portfolio Holdings.” You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Securities Corp., Distributor

Cusip 31420E106
Cusip 31420E403
Cusip 31420E502
Cusip 31420E809

2052905 (6/06)

Federated is a registered mark of Federated Investors, Inc.
2006 ©Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Federated Mid-Cap Index Fund

A Portfolio of Federated Index Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2006	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$22.19	$19.84	$18.22	$14.11	$15.26	$20.13
Income From Investment Operations:
Net investment income	0.15	0.22	0.13	0.10	0.10	0.11
Net realized and unrealized gain (loss) on investments and futures contracts	3.09	3.09	1.75	4.12	(0.90)	(2.51)

TOTAL FROM INVESTMENT OPERATIONS	3.24	3.31	1.88	4.22	(0.80)	(2.40)

Less Distributions:
Distributions from net investment income	(0.17)	(0.19)	(0.12)	(0.11)	(0.10)	(0.14)
Distributions from net realized gain on investments and futures contracts	(1.16)	(0.77)	(0.14)	--	(0.25)	(2.33)

TOTAL DISTRIBUTIONS	(1.33)	(0.96)	(0.26)	(0.11)	(0.35)	(2.47)

Net Asset Value, End of Period	$24.10	$22.19	$19.84	$18.22	$14.11	$15.26

Total Return[1]	15.10%	17.09%	10.38%	30.04%	(5.47)%	(12.97)%

Ratios to Average Net Assets:

Net expenses	0.49%[2]	0.49%	0.49%	0.49%	0.50%	0.58%

Net investment income	1.33%[2]	1.06%	0.69%	0.69%	0.66%	0.72%

Expense waiver/reimbursement[3]	0.20%[2]	0.20%	0.27%	0.26%	0.23%	0.22%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,267,485	$889,064	$708,296	$564,618	$364,656	$304,982

Portfolio turnover	9%	14%	16%	11%	40%	30%

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year, if any, are not annualized.

2 Computed on an annualized basis.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2005	Ending Account Value 4/30/2006	Expenses Paid During Period	[1]

Actual	$1,000	$1,151.00	$2.61

Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.36	$2.46

1 Expenses are equal to the Fund’s annualized net expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At April 30, 2006, the Fund’s sector composition1 for its equity securities investments was as follows:

Sector	Percentage of Total Net Assets

Financials	15.6%

Information Technology	13.9%

Industrials	13.5%

Consumer Discretionary	13.3%

Energy	9.1%

Health Care	8.6%

Utilities	6.3%

Materials	3.9%

Consumer Staples	1.4%

Telecommunication Services	0.4%

Other Securities[2]	0.5%

Securities Lending Collateral[3]	16.4%

Cash Equivalents[4]	13.3%

Other Assets and Liabilities - Net[5]	(16.2)%

TOTAL[6]	100.0%

1 Except for Other Securities, Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Consists of a U.S. Treasury security.

3 Cash collateral received from lending portfolio securities which is invested in short term investments such as repurchase agreements or money market mutual funds.

4 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements (other than those representing securities lending collateral).

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

6 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund’s total exposure to the S&P MidCap 400 Index is effectively 100.0%.

Portfolio of Investments

April 30, 2006 (unaudited)

Shares			Value

		COMMON STOCKS--86.0%[1]
		Consumer Discretionary--13.3%
48,310	[2,3]	99 Cents Only Stores	$576,338
84,326		Abercrombie & Fitch Co., Class A	5,121,118
105,550	[2]	Advance Auto Parts, Inc.	4,245,221
49,200	[2]	Aeropostale, Inc.	1,510,932
120,362		American Eagle Outfitters, Inc.	3,899,729
60,970		American Greetings Corp., Class A	1,373,044
68,200	[2,3]	AnnTaylor Stores Corp.	2,545,906
72,766		Applebee’s International, Inc.	1,688,899
61,588		ArvinMeritor, Inc.	1,024,208
12,400		Bandag, Inc.	497,488
49,250		Barnes & Noble, Inc.	2,220,190
41,700		Beazer Homes USA, Inc.	2,403,171
91,232		Belo (A.H.) Corp., Series A	1,672,283
27,100		Blyth Industries, Inc.	556,905
32,000		Bob Evans Farms, Inc.	924,160
65,402		Borders Group, Inc.	1,543,487
51,988		BorgWarner, Inc.	3,157,231
40,927		Boyd Gaming Corp.	2,038,983
77,744		Brinker International, Inc.	3,044,455
46,444		CBRL Group, Inc.	1,890,735
63,300		Callaway Golf Co.	1,011,534
95,413	[2]	CarMax, Inc.	3,369,033
95,394	[2,3]	Career Education Corp.	3,517,177
39,300		Catalina Marketing Corp.	930,624
77,573	[2,3]	Cheesecake Factory, Inc.	2,448,204
171,076	[2]	Chicos Fas, Inc.	6,340,077
93,488		Claire’s Stores, Inc.	3,292,647
78,476	[2,3]	Corinthian Colleges, Inc.	1,168,508
55,744	[2,3]	DeVRY, Inc.	1,441,540
104,582	[2]	Dollar Tree Stores, Inc.	2,726,453
62,057	[2]	Education Management Corp.	2,634,940
		COMMON STOCKS--continued
		Consumer Discretionary--continued
33,480	[2,3]	Emmis Communications Corp., Class A	$411,804
36,669	[2]	Entercom Communication Corp.	970,628
142,400		Foot Locker, Inc.	3,300,832
47,544		Furniture Brands International, Inc.	1,093,512
56,500	[2]	GameStop Corp.	2,666,800
140,900		Gentex Corp.	2,065,594
115,926		Gtech Holdings Corp.	3,960,032
55,788		Harte-Hanks	1,523,012
33,388	[2,3]	Hovnanian Enterprises, Inc., Class A	1,327,841
35,644	[2]	ITT Educational Services, Inc.	2,265,176
33,731		International Speedway Corp., Class A	1,659,228
45,307	[2,3]	Laureate Education, Inc.	2,269,428
66,338	[3]	Lear Corp.	1,564,250
40,156		Lee Enterprises, Inc.	1,236,805
37,500		M.D.C. Holdings, Inc.	2,166,750
21,050		Media General, Inc., Class A	864,734
123,838		Michaels Stores, Inc.	4,684,792
30,000		Modine Manufacturing Co.	870,300
49,088	[2,3]	Mohawk Industries, Inc.	3,931,949
102,800	[2,3]	O’Reilly Automotive, Inc.	3,482,864
64,400		OSI Restaurant Partners, Inc.	2,749,880
72,200	[2,3]	Pacific Sunwear of California	1,682,260
61,947	[2,3]	Payless ShoeSource, Inc.	1,422,923
129,476		PetSmart, Inc.	3,581,306
82,219		Pier 1 Imports, Inc.	992,383
56,300		Polo Ralph Lauren Corp., Class A	3,418,536
85,900		Readers Digest Association, Inc., Class A	1,183,702
45,850		Regis Corp. Minnesota	1,607,960
65,957	[2,3]	Rent-A-Center, Inc.	1,821,732
141,025		Ross Stores, Inc.	4,321,006
56,113		Ruby Tuesday, Inc.	1,670,484
44,300		Ryland Group, Inc.	2,795,773
133,399	[2]	Saks, Inc.	2,686,656
33,481	[2,3]	Scholastic Corp.	888,586
65,500	[2,3]	Scientific Games Holdings Corp.	2,494,895
42,838	[2,3]	Sothebys Holdings, Inc., Class A	1,284,712
		COMMON STOCKS--continued
		Consumer Discretionary--continued
33,300		Thor Industries, Inc.	$1,680,984
52,100	[2,3]	Timberland Co., Class A	1,774,005
108,500	[2,3]	Toll Brothers, Inc.	3,488,275
55,960		Tupperware Brands Corp.	1,180,756
105,700	[2,3]	Urban Outfitters, Inc.	2,452,240
43,962	[2,3]	Valassis Communications, Inc.	1,286,768
5,415		Washington Post Co., Class B	4,147,890
62,231		Westwood One, Inc.	600,529
106,551	[2,3]	Williams-Sonoma, Inc.	4,461,290

		TOTAL	168,807,082

		Consumer Staples--1.4%
62,063	[2,3]	BJ’s Wholesale Club, Inc.	1,900,369
57,955		Church and Dwight, Inc.	2,125,210
56,970	[2]	Energizer Holdings, Inc.	2,914,016
68,714		Hormel Foods Corp.	2,306,042
25,349		Lancaster Colony Corp.	1,040,576
60,451		PepsiAmericas, Inc.	1,427,853
34,600		Ruddick Corp.	803,066
87,607	[2,3]	Smithfield Foods, Inc.	2,356,628
53,024		Smucker (J.M.) Co.	2,081,722
26,519		Tootsie Roll Industries, Inc.	775,669
26,437		Universal Corp.	1,006,457

		TOTAL	18,737,608

		Energy--9.1%
67,300		Arch Coal, Inc.	6,392,827
112,312	[2]	Cooper Cameron Corp.	5,642,555
106,700	[2]	Denbury Resources, Inc.	3,478,420
144,588		ENSCO International, Inc.	7,734,012
62,440	[2,3]	FMC Technologies, Inc.	3,407,975
51,088	[2,3]	Forest Oil Corp.	1,868,288
123,467	[2]	Grant Prideco, Inc.	6,321,510
82,757	[2,3]	Hanover Compressor Co.	1,668,381
51,157		Helmerich & Payne, Inc.	3,721,160
121,500	[2,3]	Newfield Exploration Co.	5,418,900
166,488		Noble Energy, Inc.	7,488,630
28,113		Overseas Shipholding Group, Inc.	1,372,758
		COMMON STOCKS--continued
		Energy--continued
163,388		Patterson-UTI Energy, Inc.	$5,287,236
250,152		Peabody Energy Corp.	15,974,707
124,351		Pioneer Natural Resources, Inc.	5,324,710
71,449	[2,3]	Plains Exploration & Production Co.	2,634,325
59,557		Pogo Producing Co.	2,959,387
154,538	[2,3]	Pride International, Inc.	5,391,831
69,400	[2,3]	Quicksilver Resources, Inc.	2,875,936
190,002		Smith International, Inc.	8,023,784
158,400	[2,3]	Southwestern Energy Co.	5,705,568
59,325		Tidewater, Inc.	3,455,088
53,688		Western Gas Resources, Inc.	2,791,776

		TOTAL	114,939,764

		Financials--15.6%
84,057		AMB Property Corp.	4,202,009
35,400		AmerUs Group Co.	2,076,210
44,844		American Financial Group, Inc.	1,985,692
120,076	[2,3]	Americredit Corp.	3,635,901
123,533		Associated Banc Corp.	4,177,886
84,401		Astoria Financial Corp.	2,643,439
47,263		Bank of Hawaii Corp.	2,566,854
159,825		Berkley, W. R. Corp.	5,980,652
104,076		Brown & Brown	3,250,294
52,200		Cathay Bancorp, Inc.	1,997,172
41,394		City National Corp.	3,020,106
140,582		Colonial BancGroup, Inc.	3,645,291
167,776		Commerce Bancorp, Inc.	6,768,084
43,600		Cullen Frost Bankers, Inc.	2,523,568
103,000		Developers Diversified Realty	5,479,600
117,612		Eaton Vance Corp.	3,348,414
73,806		Edwards(AG), Inc.	3,899,909
62,757		Everest Re Group Ltd.	5,710,887
164,076		Fidelity National Financial, Inc.	6,887,910
87,508		First American Financial Corp.	3,727,841
113,900		First Niagara Financial Group, Inc.	1,594,600
74,231		FirstMerit Corp.	1,825,340
87,307		Gallagher (Arthur J.) & Co.	2,395,704
		COMMON STOCKS--continued
		Financials--continued
46,438		Greater Bay Bancorp	$1,282,618
101,062		HCC Insurance Holdings, Inc.	3,384,566
48,900	[2]	Hanover Insurance Group, Inc.	2,586,810
55,600		Highwoods Properties, Inc.	1,753,624
38,500		Horace Mann Educators Corp.	670,285
69,962		Hospitality Properties Trust	3,015,362
70,698		Independence Community Bank	2,969,316
63,331		IndyMac Bancorp, Inc.	3,060,154
59,757		Investors Financial Services Corp.	2,859,970
46,900		Jefferies Group, Inc.	3,116,505
76,278		Leucadia National Corp.	4,633,889
80,450		Liberty Property Trust	3,596,115
45,200		Longview Fibre Co.	1,177,912
66,900		Macerich Co. (The)	4,898,418
60,707		Mack-Cali Realty Corp.	2,745,171
112,982		Mercantile Bankshares Corp.	4,245,864
33,700		Mercury General Corp.	1,798,569
94,200		New Plan Excel Realty Trust	2,322,030
255,928		New York Community Bancorp, Inc.	4,404,521
58,600		Ohio Casualty Corp.	1,737,490
211,063		Old Republic International Corp.	4,696,152
87,775		PMI Group, Inc.	4,050,816
40,594		Potlatch Corp.	1,580,730
63,244		Protective Life Corp.	3,187,498
81,082		Radian Group, Inc.	5,085,463
82,050		Raymond James Financial, Inc.	2,490,218
68,769		Rayonier, Inc.	2,830,532
66,700		Regency Centers Corp.	4,208,103
60,301		SEI Investments Co.	2,589,325
35,788	[2,3]	SVB Financial Group	1,816,957
50,188		StanCorp Financial Group, Inc.	2,476,276
112,614		TCF Financial Corp.	3,024,812
39,160		Texas Regional Bancshares, Inc., Class A	1,122,717
124,027		United Dominion Realty Trust, Inc.	3,372,294
43,331		Unitrin, Inc.	2,116,719
		COMMON STOCKS--continued
		Financials--continued
74,175		Waddell & Reed Financial, Inc., Class A	$1,744,596
75,531		Washington Federal, Inc.	1,806,702
47,000		Webster Financial Corp. Waterbury	2,206,650
75,200		Weingarten Realty Investors	2,963,632
28,100		WestAmerica Bancorp.	1,437,034
61,019		Wilmington Trust Corp.	2,703,142

		TOTAL	197,112,920

		Health Care--8.6%
64,915	[2,3]	Advanced Medical Optics, Inc.	3,025,039
66,300	[2,3]	Affymetrix, Inc.	1,899,495
46,725	[2,3]	Apria Healthcare Group, Inc.	1,023,278
61,925		Beckman Coulter, Inc.	3,180,468
57,800	[2,3]	Cephalon, Inc.	3,795,148
67,169	[2,3]	Charles River Laboratories International, Inc.	3,173,735
95,363	[2,3]	Community Health Systems, Inc.	3,455,955
57,919	[2,3]	Covance, Inc.	3,379,574
105,600	[2,3]	Cytyc Corp.	2,729,760
76,663		Dentsply International, Inc.	4,574,481
58,813	[2,3]	Edwards Lifesciences Corp.	2,613,650
46,200	[2,3]	Gen-Probe, Inc.	2,470,314
109,684	[2]	Health Net, Inc.	4,464,139
80,188	[2,3]	Henry Schein, Inc.	3,738,365
55,925		Hillenbrand Industries, Inc.	2,872,308
34,300	[2,3]	Intuitive Surgical, Inc.	4,356,100
51,800	[2,3]	Invitrogen Corp.	3,419,318
56,950	[2,3]	LifePoint Hospitals, Inc.	1,805,315
93,494	[2,3]	Lincare Holdings, Inc.	3,695,818
28,900	[2,3]	Martek Biosciences Corp.	858,330
53,100		Medicis Pharmaceutical Corp., Class A	1,745,928
288,852	[2,3]	Millennium Pharmaceuticals, Inc.	2,622,776
114,794		Omnicare, Inc.	6,509,968
109,832	[2]	PDL BioPharma, Inc.	3,160,965
35,262	[2,3]	Par Pharmaceutical Cos., Inc.	907,997
72,488		Perrigo Co.	1,156,908
92,000		Pharmaceutical Product Development, Inc.	3,300,040
		COMMON STOCKS--continued
		Health Care--continued
98,457	[2,3]	Sepracor, Inc.	$4,395,120
59,300		Steris Corp.	1,365,086
35,500	[2,3]	Techne Corp.	2,011,430
79,857	[2,3]	Triad Hospitals, Inc.	3,290,108
53,269		Universal Health Services, Inc., Class B	2,705,533
74,100	[2,3]	VCA Antech, Inc.	2,303,769
90,200		Valeant Pharmaceuticals International	1,614,580
124,926	[2]	Varian Medical Systems, Inc.	6,543,624
30,169	[2,3]	Varian, Inc.	1,305,413
101,927	[2,3]	Vertex Pharmaceuticals, Inc.	3,707,085

		TOTAL	109,176,920

		Industrials--13.5%
86,557	[2,3]	AGCO Corp.	2,048,804
64,112		AMETEK, Inc.	3,158,798
83,800		Adesa, Inc.	2,137,738
80,200	[2,3]	AirTran Holdings, Inc.	1,121,196
30,100	[2,3]	Alaska Air Group, Inc.	1,142,596
39,550		Alexander and Baldwin, Inc.	1,972,359
36,300	[2,3]	Alliant Techsystems, Inc.	2,903,637
22,781		Banta Corp.	1,152,263
46,950		Brinks Co. (The)	2,385,060
161,588		C.H. Robinson Worldwide, Inc.	7,166,428
27,944		Carlisle Cos., Inc.	2,361,268
80,216	[2,3]	ChoicePoint, Inc.	3,531,910
50,700		Con-way, Inc.	2,825,004
65,682	[2,3]	Copart, Inc.	1,763,562
38,300		Corporate Executive Board Co.	4,103,079
46,394		Crane Co.	1,960,147
39,300		DRS Technologies, Inc.	2,182,329
47,470		Deluxe Corp.	1,131,685
65,376		Donaldson Co., Inc.	2,173,098
63,306	[2,3]	Dun & Bradstreet Corp.	4,875,828
102,313		Expeditors International Washington, Inc.	8,759,016
117,112		Fastenal Co.	5,482,013
44,626		Federal Signal Corp.	835,845
		COMMON STOCKS--continued
		Industrials--continued
54,238	[2,3]	Flowserve Corp.	$3,119,770
49,925		GATX Corp.	2,336,490
61,662		Graco, Inc.	2,882,699
31,525		Granite Construction, Inc.	1,461,499
46,988		HNI Corp.	2,484,725
38,044		Harsco Corp.	3,170,967
54,724		Hubbell, Inc., Class B	2,826,495
118,076		Hunt (J.B.) Transportation Services, Inc.	2,813,751
116	[2]	Information Resources, Inc.	78
55,251	[2]	Jacobs Engineering Group, Inc.	4,569,258
134,664	[2,3]	Jet Blue Airways Corp.	1,381,653
116,350		Joy Global, Inc.	7,643,032
20,375		Kelly Services, Inc., Class A	563,776
34,462		Kennametal, Inc.	2,131,475
34,700	[2,3]	Korn/Ferry International	728,700
55,300		MSC Industrial Direct Co.	2,867,858
85,000		Manpower, Inc.	5,537,750
63,132		Miller Herman, Inc.	1,943,834
27,600		Mine Safety Appliances Co.	1,153,680
48,400	[2,3]	Navigant Consulting, Inc.	1,020,272
30,082		Nordson Corp.	1,607,883
67,000		OshKosh Truck Corp.	4,100,400
99,526		Pentair, Inc.	3,809,855
126,800		Precision Castparts Corp.	7,985,864
105,432	[2,3]	Quanta Services, Inc.	1,710,107
117,514		Republic Services, Inc.	5,171,791
30,325		Rollins, Inc.	614,081
83,600		Roper Industries, Inc.	3,967,656
57,744		SPX Corp.	3,161,484
6,700	[2,3]	Sequa Corp., Class A	569,500
43,569	[2,3]	Stericycle, Inc.	2,868,583
53,382	[2,3]	Swift Transportation Co.	1,598,791
16,900	[2,3]	Tecumseh Products Co., Class A	387,855
35,962		Teleflex, Inc.	2,346,161
49,986	[2]	Thomas & Betts Corp.	2,846,703
		COMMON STOCKS--continued
		Industrials--continued
77,800		Timken Co.	$2,715,220
43,250		Trinity Industries, Inc.	2,746,375
65,469	[2,3]	United Rentals, Inc.	2,335,279
50,906		Werner Enterprises, Inc.	976,377
52,657	[2,3]	YRC Worldwide, Inc.	2,211,594

		TOTAL	171,542,984

		Information Technology--13.9%
375,641	[2,3]	3Com Corp.	2,024,705
266,754	[2,3]	Activision, Inc.	3,785,239
73,257		Acxiom Corp.	1,898,821
67,850		Adtran, Inc.	1,705,749
16,300	[2,3]	Advent Software, Inc.	573,760
65,200	[2,3]	Alliance Data Systems Corp.	3,586,000
84,300		Amphenol Corp., Class A	4,872,540
29,000	[2,3]	Anteon International Corp.	1,584,850
110,819	[2]	Arrow Electronics, Inc.	4,011,648
404,104	[2,3]	Atmel Corp.	2,117,505
134,645	[2,3]	Avnet, Inc.	3,520,967
49,375	[2,3]	Avocent Corp.	1,330,163
106,500	[2,3]	Bisys Group, Inc.	1,697,610
61,457		CDW Corp.	3,657,921
46,200	[2,3]	CSG Systems International, Inc.	1,167,936
21,264	[2,3]	Cabot Microelectronics Corp.	695,545
268,077	[2,3]	Cadence Design Systems, Inc.	5,074,698
133,170	[2,3]	Ceridian Corp.	3,226,709
84,838	[2,3]	Checkfree Corp.	4,570,223
132,400	[2,3]	Cognizant Technology Solutions Corp.	8,421,964
50,144	[2,3]	CommScope, Inc.	1,657,259
84,788	[2,3]	Credence Systems Corp.	601,147
75,300	[2,3]	Cree, Inc.	2,245,446
124,958	[2,3]	Cypress Semiconductor Corp.	2,144,279
57,838	[2,3]	DST Systems, Inc.	3,558,194
68,744		Diebold, Inc.	2,925,057
34,806	[2,3]	Dycom Industries, Inc.	762,599
39,100	[2,3]	F5 Networks, Inc.	2,289,696
62,582		Fair Isaac & Co., Inc.	2,322,418
		COMMON STOCKS--continued
		Information Technology--continued
108,432	[2,3]	Fairchild Semiconductor International, Inc., Class A	$2,241,289
87,675		Fidelity National Information Services, Inc.	3,331,650
57,261	[2]	Gartner Group, Inc., Class A	802,799
126,926		Harris Corp.	5,910,944
72,208		Henry Jack & Associates, Inc.	1,621,070
30,969		Imation Corp.	1,300,698
113,600	[2,3]	Ingram Micro, Inc., Class A	2,089,104
189,877	[2,3]	Integrated Device Technology, Inc.	2,889,928
65,231	[2,3]	International Rectifier Corp.	2,948,441
137,713		Intersil Holding Corp.	4,077,682
74,994	[2,3]	Kemet Corp.	810,685
133,438	[2,3]	Lam Research Corp.	6,522,449
97,913	[2,3]	Lattice Semiconductor Corp.	651,121
156,200	[2,3]	MEMC Electronic Materials	6,341,720
91,395	[2,3]	MPS Group, Inc.	1,458,664
43,406	[2,3]	Macrovision Corp.	993,997
154,482	[2]	McAfee, Inc.	4,030,435
130,700	[2,3]	McData Corp., Class A	631,281
66,119	[2,3]	Mentor Graphics Corp.	868,142
64,313	[2,3]	Micrel, Inc.	825,779
205,020		Microchip Technology, Inc.	7,639,045
79,800		Moneygram International, Inc.	2,705,220
52,200		National Instruments Corp.	1,653,174
35,000	[2,3]	Newport Corp.	672,000
42,662		Plantronics, Inc.	1,599,825
39,500	[2,3]	Plexus Corp.	1,720,620
78,431	[2,3]	Polycom, Inc.	1,725,482
109,000	[2,3]	Powerwave Technologies, Inc.	1,215,350
173,551	[2,3]	RF Micro Devices, Inc.	1,614,024
71,551	[2,3]	RSA Security, Inc.	1,498,278
49,638		Reynolds & Reynolds Co., Class A	1,476,234
37,900	[2,3]	SRA International, Inc.	1,213,558
65,050	[2]	Semtech Corp.	1,219,688
44,025	[2,3]	Silicon Laboratories, Inc.	2,052,005
80,275	[2,3]	Sybase, Inc.	1,747,587
132,939	[2,3]	Synopsys, Inc.	2,902,058
		COMMON STOCKS--continued
		Information Technology--continued
55,000	[2]	Tech Data Corp.	$2,019,600
33,900	[2,3]	Transaction Systems Architects, Inc., Class A	1,353,966
117,062	[2,3]	Triquint Semiconductor, Inc.	635,647
97,300	[2,3]	UTStarcom, Inc.	676,235
168,409	[2,3]	Vishay Intertechnology, Inc.	2,630,549
203,600	[2,3]	Western Digital Corp.	4,283,744
77,400	[2,3]	Wind River Systems, Inc.	883,134
63,734	[2,3]	Zebra Technologies Corp., Class A	2,529,602

		TOTAL	176,045,151

		Materials--3.9%
60,944		Airgas, Inc.	2,465,185
36,781		Albemarle Corp.	1,758,867
55,413		Bowater, Inc.	1,511,113
63,200		Cabot Corp.	2,275,200
219,577		Chemtura Corp.	2,678,839
39,626		Cytec Industries, Inc.	2,396,184
34,081	[2]	FMC Corp.	2,166,188
38,219		Ferro Corp.	736,862
50,500		Florida Rock Industries, Inc.	3,149,685
38,100		Glatfelter (P.H.) Co.	713,232
66,500		Lubrizol Corp.	2,900,065
189,939		Lyondell Chemical Co.	4,577,530
42,445		Martin Marietta Materials	4,505,961
21,200		Minerals Technologies, Inc.	1,213,064
61,094		Olin Corp.	1,255,482
61,351		Packaging Corp. of America	1,379,170
104,869		RPM, Inc.	1,929,590
43,100		Scotts Co.	1,907,606
51,075		Sensient Technologies Corp.	1,049,591
89,023		Sonoco Products Co.	2,788,200
40,100		Steel Dynamics, Inc.	2,503,844
91,976		Valspar Corp.	2,602,921
68,881		Worthington Industries, Inc.	1,360,400

		TOTAL	49,824,779

		COMMON STOCKS--continued
		Telecommunication Services--0.4%
212,490	[2,3]	Cincinnati Bell, Inc.	$892,458
58,388		Telephone and Data System, Inc.	2,288,810
36,888		Telephone and Data System, Inc.	1,390,678

		TOTAL	4,571,946

		Utilities--6.3%
68,732		AGL Resources, Inc.	2,431,738
106,613		Alliant Energy Corp.	3,407,351
121,568		Aqua America, Inc.	2,905,475
353,400	[2,3]	Aquila, Inc.	1,530,222
28,869		Black Hills Corp.	1,050,832
124,613		DPL, Inc.	3,385,735
82,900		Duquesne Light Holdings, Inc.	1,406,813
137,300		Energy East Corp.	3,317,168
117,000		Equitable Resources, Inc.	4,154,670
74,244		Great Plains Energy, Inc.	2,097,393
73,624		Hawaiian Electric Industries, Inc.	1,978,277
44,406		Idacorp, Inc.	1,512,024
109,676		MDU Resources Group, Inc.	4,030,593
94,576		NSTAR	2,615,026
74,463		National Fuel Gas Co.	2,475,895
139,545		Northeast Utilities Co.	2,811,832
79,457		OGE Energy Corp.	2,396,423
108,182		ONEOK, Inc.	3,571,088
69,243		PNM Resources, Inc.	1,752,540
184,357		Pepco Holdings, Inc.	4,254,960
102,757		Puget Energy, Inc.	2,134,263
82,288		Questar Corp.	6,587,154
104,845		SCANA Corp.	4,103,633
185,228	[2,3]	Sierra Pacific Resources	2,615,419
66,104		Vectren Corp.	1,766,299
45,000		WGL Holdings, Inc.	1,323,900
39,857		WPS Resources Corp.	1,992,451
77,426		Westar Energy, Inc.	1,621,300
107,345		Wisconsin Energy Corp.	4,191,822

		TOTAL	79,422,296

		TOTAL COMMON STOCKS (IDENTIFIED COST $783,072,193)	1,090,181,450

Principal Amount			Value

		U.S. TREASURY--0.5%
$6,935,000	[4]	United States Treasury Bill, 7/13/2006 (IDENTIFIED COST $6,870,523)	$6,869,959

		REPURCHASE AGREEMENTS--29.7%
168,224,000		Interest in $3,400,000,000 joint repurchase agreement 4.79%, dated 4/28/2006 under which Bank of America N.A. will repurchase a U.S. Government Agency security maturing on 2/1/2036 for $3,401,357,167 on 5/1/2006. The market value of the underlying security at the end of the period was $3,468,000,001.	168,224,000
104,000,000		Interest in $2,000,000,000 joint repurchase agreement 4.79%, dated 4/28/2006 under which Bear Stearns and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 3/25/2045 for $2,000,798,333 on 5/1/2006. The market value of the underlying securities at the end of the period was $2,060,003,916 (purchased with proceeds from securities lending collateral).	104,000,000
103,743,000		Interest in $1,200,000,000 joint repurchase agreement 4.79%, dated 4/28/2006 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 3/19/2026 for $1,200,479,000 on 5/1/2006. The market value of the underlying securities at the end of the period was $1,224,000,973 (purchased with proceeds from securities lending collateral).	103,743,000

		TOTAL REPURCHASE AGREEMENTS (AT COST)	375,967,000

		TOTAL INVESTMENTS--116.2% (IDENTIFIED COST $1,165,909,716)[5]	1,473,018,409

		OTHER ASSETS AND LIABILITIES - NET--(16.2)%	(205,533,893)

		TOTAL NET ASSETS--100%	$1,267,484,516

1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $175,435,500 at April 30, 2006, which represents 13.8% of total net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P MidCap 400 Index is 100.0%.

2 Non-income producing security.

3 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

5 Also represents cost for federal tax purposes.

At April 30, 2006, the Fund had the following outstanding futures contracts:

Contracts	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation

S&P Midcap 400 Index Futures[2]	435	$175,435,500	June 2006	$7,303,857

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (unaudited)

Assets:
Investments in securities	$1,097,051,409
Investments in repurchase agreements	375,967,000

Total investments in securities, at value including $203,315,446 of securities loaned (identified cost $1,165,909,716)		$1,473,018,409
Cash		80,963
Income receivable		594,455
Receivable for investments sold		8,273
Receivable for shares sold		1,345,302
Receivable for daily variation margin		1,072,934

TOTAL ASSETS		1,476,120,336

Liabilities:
Payable for shares redeemed	774,497
Payable for shareholder services fee (Note 5)	30,926
Payable for collateral due to broker	207,743,000
Accrued expenses	87,397

TOTAL LIABILITIES		208,635,820

Net assets for 52,598,297 shares outstanding		$1,267,484,516

Net Assets Consist of:
Paid-in capital		$930,173,884
Net unrealized appreciation of investments and futures contracts		314,412,550
Accumulated net realized gain on investments and futures contracts		21,574,978
Undistributed net investment income		1,323,104

TOTAL NET ASSETS		$1,267,484,516

Net Asset Value, Offering Price and Redemption Proceeds Per Share
$1,267,484,516 ÷ 52,598,297 shares outstanding, no par value, unlimited shares authorized		$24.10

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2006 (unaudited)

Investment Income:
Dividends			$5,571,512
Interest (including income on securities loaned of $49,077)			3,665,453

TOTAL INCOME			9,236,965

Expenses:
Management fee (Note 5)		$2,022,309
Custodian fees		28,562
Transfer and dividend disbursing agent fees and expenses		203,694
Directors’/Trustees’ fees		5,073
Auditing fees		9,122
Legal fees		2,064
Portfolio accounting fees		70,601
Shareholder services fee (Note 5)		1,125,298
Share registration costs		13,291
Printing and postage		13,607
Insurance premiums		6,063
Miscellaneous		3,744

TOTAL EXPENSES		3,503,428

Waivers (Note 5):
Waiver of investment adviser fee	$(27,778)
Waiver of shareholder services fee	(973,624)

TOTAL WAIVERS		(1,001,402)

Net expenses			2,502,026

Net investment income			6,734,939

Realized and Unrealized Gain on Investments and Futures Contracts:
Net realized gain on investments			33,910,803
Net realized gain on futures contracts			8,931,035
Net change in unrealized appreciation of investments			79,701,467
Net change in unrealized depreciation of futures contracts			10,065,364

Net realized and unrealized gain on investments and futures contracts			132,608,669

Change in net assets resulting from operations			$139,343,608

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2006	Year Ended 10/31/2005

Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,734,939	$8,561,525
Net realized gain on investments and futures contracts	42,841,838	51,863,750
Net change in unrealized appreciation/depreciation on investments and futures contracts	89,766,831	61,918,876

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	139,343,608	122,344,151

Distributions to Shareholders:
Distributions from net investment income	(7,284,185)	(7,102,594)
Distributions from net realized gains on investments and futures contracts	(46,621,162)	(27,655,905)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(53,905,347)	(34,758,499)

Share Transactions:
Proceeds from sale of shares	161,836,950	285,066,700
Proceeds from shares issued in connection with the tax-free transfer of assets from Mason Street Index 400 Stock Fund	217,939,098	--
Net asset value of shares issued to shareholders in payment of distributions declared	48,563,623	30,650,832
Cost of shares redeemed	(135,357,029)	(222,535,241)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	292,982,642	93,182,291

Change in net assets	378,420,903	180,767,943

Net Assets:
Beginning of period	889,063,613	708,295,670

End of period (including undistributed net investment income of $1,323,104 and $1,872,350, respectively)	$1,267,484,516	$889,063,613

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2006 (unaudited)

1. ORGANIZATION

Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Mid-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that compromise the mid-level stock capitalization sector of the United States equity market. This group of stocks is known as the S&P MidCap 400 Index.

On March 24, 2006, the Fund received assets from the Mason Street Index 400 Stock Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Mason Street Index 400 Stock Fund Net Assets Received	Unrealized Appreciation	[1]	Net Assets of Fund Prior to Combination	Net Assets of Mason Street Index 400 Stock Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination

9,234,480	$217,939,098	$55,558,471		$1,012,418,107	$217,939,098	$1,230,357,205

1 Unrealized Appreciation is included in the Mason Street Index 400 Stock Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For U.S. Treasury and government agency securities, prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the “Trustees”).

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended April 30, 2006, the Fund had net realized gains on future contracts of $8,931,035.

Futures contracts outstanding at period end, if any, are listed after the Fund’s portfolio of investments.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2006, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral	[1]

$203,315,446	$207,743,000

1 Does not include mark to market proceeds held as cash of $1,323,349.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2006	Year Ended 10/31/2005

Shares sold	7,003,676	13,367,482
Shares issued in connection with the tax-free transfer of assets from Mason Street Index 400 Stock Fund	9,234,480	--
Shares issued to shareholders in payment of distributions declared	2,168,501	1,493,147
Shares redeemed	(5,876,460)	(10,488,666)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	12,530,197	4,371,963

4. FEDERAL TAX INFORMATION

At April 30, 2006, the cost of investments for federal tax purposes was $1,165,909,716. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation from futures contracts was $307,108,693. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $343,917,963 and net unrealized depreciation from investments for those securities having an excess of cost over value of $36,809,270.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Equity Management Company of Pennsylvania, the Fund’s manager (the “Manager”), receives for its services an annual management fee equal to 0.40% of the Fund’s average daily net assets. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion. Under the terms of a subadvisory contract between the Manager and Fund Asset Management L.P., doing business as Mercury Advisors, an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. (the “Subadvisor”), the Subadvisor receives an annual fee from the Manager equal to 0.030% of the Fund’s average daily net assets. For the six months ended April 30, 2006, the Manager voluntarily waived $27,778 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended April 30, 2006, FSSC voluntarily waived $973,624 of its fee. For the six months ended April 30, 2006, FSSC did not retain any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended April 30, 2006, were as follows:

Purchases	$95,282,573

Sales	$79,879,032

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, “Federated”), along with various investment companies sponsored by Federated (“Funds”) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission (“SEC”), the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund’s Board has reviewed the Fund’s investment advisory contract and subadvisory contract. The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of these contracts, the Board considers many factors, among the most material of which are: the Fund’s investment objectives; the Adviser’s and Subadviser’s management philosophy, personnel, processes, and investment and operating strategies; long term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization and the Subadviser, as the case may be, in addition to investment advisory services; and the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s “selection” or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser and Subadviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser and the Subadviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser’s and Subadviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser’s service and fee. The Fund’s Board is aware of these factors and is guided by them in its review of the Fund’s advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund, the Federated organization, and the Subadviser. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory contract is informed by reports covering such matters as: the Adviser’s and Subadviser’s investment philosophy, personnel, and processes; operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates and the Subadviser; compliance and audit reports concerning the Federated fund, and the Federated companies that service them and the Subadviser (including communications from regulatory agencies), as well as Federated’s and the Subadviser’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The Board also considers information regarding the results of the Adviser’s evaluation and the monitoring of the Subadviser’s performance and considers the Adviser’s recommendation to renew the subadvisory agreement with the Subadviser. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates and the Subadviser was satisfactory.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser and the Subadviser are executing on the Fund’s investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services are such as to warrant continuation of the advisory contract. During the year ending December 31, 2004, the Fund’s performance for both the one and three year periods were above the median of the relevant peer group. During the year ending December 31, 2004, the Fund’s investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund nevertheless remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated and the Subadviser derive from their relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discuss any indirect benefit Federated or the Subadviser may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated’s or the Subadviser’s “profitability” and/or “costs” (which would include an assessment as to whether “economies of scale” would be realized if the fund were to grow to some sufficient size). In the Board’s view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine “economies of scale,” its experience has been that such “economies” are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund’s performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated’s website. Go to FederatedInvestors.com, select “Products,” select the “Prospectuses and Regulatory Reports” link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of the Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” and selecting the name of the Fund, or by selecting the name of the Fund and clicking on “Portfolio Holdings.” You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Securities Corp., Distributor

Cusip 31420E205

3042108 (6/06)

Federated is a registered mark of Federated Investors, Inc.
2006 ©Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Federated Mini-Cap Index Fund

A Portfolio of Federated Index Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2006

Institutional Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2006	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period:	$15.58	$14.06	$12.65	$8.95	$10.25	$13.99
Income From Investment Operations:
Net investment income	0.05 [1]	0.06 [1]	0.02	0.04	0.05	0.06
Net realized and unrealized gain (loss) on investments and futures contracts	2.75	1.48	1.40	3.70	(1.30)	(1.82)

TOTAL FROM INVESTMENT OPERATIONS	2.80	1.54	1.42	3.74	(1.25)	(1.76)

Less Distributions:
Distributions from net investment income	(0.03)	(0.02)	(0.01)	(0.04)	(0.05)	(0.08)
Distributions from net realized gain on investments and futures contracts	(0.61)	--	--	--	--	(1.90)

TOTAL DISTRIBUTIONS	(0.64)	(0.02)	(0.01)	(0.04)	(0.05)	(1.98)

Net Asset Value, End of Period	$17.74	$15.58	$14.06	$12.65	$8.95	$10.25

Total Return[2]	18.50%	10.95%	11.20%[3]	41.96%	(12.31)%	(13.76)%

Ratios to Average Net Assets:

Net expenses	0.91%[4]	0.91%	0.91%	0.89%	0.94%	1.05%

Net investment income	0.55%[4]	0.40%	0.16%	0.41%	0.46%	0.56%

Expense waiver/ reimbursement[5]	0.31%[4]	0.25%	0.23%	0.44%	0.22%	0.13%

Supplemental Data:

Net assets, end of period (000 omitted)	$90,433	$79,665	$90,937	$89,785	$61,495	$82,393

Portfolio turnover	1%	20%	27%	48%	75%	56%

1 Based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 During the period, the Fund was reimbursed by the Manager, which had an impact of 0.24% on total returns.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2006	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period:	$15.12	$13.73	$12.47	$8.85	$10.18	$13.91
Income From Investment Operations:
Net investment income (loss)	(0.02)[1]	(0.06)[1]	(0.08)	(0.03)	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments and futures contracts	2.68	1.45	1.34	3.65	(1.30)	(1.80)

TOTAL FROM INVESTMENT OPERATIONS	2.66	1.39	1.26	3.62	(1.33)	(1.83)

Less Distributions:
Distributions from net realized gain on investments and futures contracts	(0.61)	--	--	--	--	(1.90)

Net Asset Value, End of Period	$17.17	$15.12	$13.73	$12.47	$8.85	$10.18

Total Return[2]	18.09%	10.12%	10.10%[3]	40.90%	(13.06)%	(14.39)%

Ratios to Average Net Assets:

Net expenses	1.67%[4]	1.72%	1.79%	1.77%	1.82%	1.93%

Net investment income (loss)	(0.20)%[4]	(0.41)%	(0.72)%	(0.47)%	(0.41)%	(0.34)%

Expense waiver/ reimbursement[5]	0.21%[4]	0.15%	0.10%	0.31%	0.09%	--

Supplemental Data:

Net assets, end of period (000 omitted)	$18,305	$14,232	$10,473	$8,643	$5,302	$5,375

Portfolio turnover	1%	20%	27%	48%	75%	56%

1 Based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 During the period, the Fund was reimbursed by the Manager, which had an impact of 0.16% on total returns.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2005	Ending Account Value 4/30/2006	Expenses Paid During Period	[1]

Actual:

Institutional Shares	$1,000	$1,185.00	$4.93

Class C Shares	$1,000	$1,180.90	$9.03

Hypothetical (assuming a 5% return before expenses):

Institutional Shares	$1,000	$1,020.23	$4.56

Class C Shares	$1,000	$1,016.51	$8.35

1 Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.91%

Class C Shares	1.67%

Portfolio of Investments Summary Table

At April 30, 2006, the Fund’s sector composition1 for its equity securities investments was as follows:

Sector	Percentage of Total Net Assets

Financials	18.4%

Information Technology	17.9%

Industrials	14.8%

Consumer Discretionary	12.6%

Health Care	10.8%

Energy	6.1%

Materials	4.9%

Consumer Staples	2.4%

Utilities	2.1%

Telecommunication Services	1.4%

Other Securities[2]	0.9%

Securities Lending Collateral[3]	24.9%

Cash Equivalents[4]	7.5%

Other Assets and Liabilities - Net[5]	(24.7)%

TOTAL[6]	100.0%

1 Except for Other Securities, Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Other Securities include preferred stock and U.S. Treasury security.

3 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

4 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

6 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund’s total exposure to the Russell 2000 Index is effectively 100.1%.

Portfolio of Investments

April 30, 2006 (unaudited)

Shares			Value

		COMMON STOCKS--91.4%[1]
		Consumer Discretionary--12.6%
600	[2,3]	1-800 CONTACTS, Inc.	$7,572
1,879	[2,3]	1-800-FLOWERS.COM, Inc.	13,566
1,051	[2]	4 Kids Entertainment, Inc.	18,109
3,300	[2,3]	99 Cents Only Stores	39,369
1,200	[2,3]	A.C. Moore Arts & Crafts, Inc.	22,380
2,425	[3]	ADVO, Inc.	68,724
900	[2,3]	AFC Enterprises, Inc.	12,492
2,986	[3]	Aaron Rents, Inc.	80,204
3,800	[2]	Aeropostale, Inc.	116,698
1,431	[2]	Aftermarket Technology Co.	36,490
3,100	[2]	Alderwoods Group, Inc.	59,086
675	[2,3]	Alloy, Inc.	8,410
1,400		Ambassadors Group, Inc.	37,380
700	[2,3]	America's Car-Mart, Inc.	14,245
2,700	[3]	American Axle & Manufacturing Holdings, Inc.	47,547
2,300		Ameristar Casinos, Inc.	56,603
2,400		Arbitron, Inc.	85,584
1,529		Arctic Cat, Inc.	33,072
5,500		ArvinMeritor, Inc.	91,465
900	[2]	Asbury Automotive Group, Inc.	17,343
2,100	[2,3]	Audible, Inc.	22,680
1,698	[2,3]	Audiovox Corp., Class A	20,614
500	[2,3]	Avatar Holdings, Inc.	30,535
2,217	[2]	Aztar Corp.	105,308
900	[2,3]	BJ’s Restaurants, Inc.	23,697
4,000	[2,3]	Bally Technologies, Inc.	71,600
896		Bandag, Inc.	35,947
900	[3]	Bassett Furniture Industries, Inc.	16,596
493	[3]	Beasley Broadcast Group, Inc., Class A	4,639
1,500		Big 5 Sporting Goods Corp.	27,795
8,300	[2]	Big Lots, Inc.	119,935
212		Blair Corp.	8,179
12,400	[3]	Blockbuster, Inc.	58,280
1,900	[2]	Blount International, Inc.	29,431
		COMMON STOCKS--continued
		Consumer Discretionary--continued
1,400	[2,3]	Blue Nile, Inc.	$48,720
1,300	[2]	Bluegreen Corp.	16,029
2,200		Blyth Industries, Inc.	45,210
3,163	[3]	Bob Evans Farms, Inc.	91,347
2,800	[2,3]	Bombay Co., Inc.	8,176
700		Bon-Ton Stores, Inc.	19,929
2,046	[2,3]	Bright Horizons Family Solutions, Inc.	81,267
1,188	[3]	Brookfield Homes Corp.	55,361
2,158		Brown Shoe Co., Inc.	82,069
624	[3]	Buckle, Inc.	26,676
800	[2,3]	Buffalo Wild Wings, Inc.	34,544
1,100	[2,3]	Build-A-Bear Workshop, Inc.	35,530
1,800	[3]	Building Materials Holding Corp.	60,156
2,950	[2]	CEC Entertainment, Inc.	103,545
4,100	[3]	CKE Restaurants, Inc.	64,903
2,694	[2]	CSK Auto Corp.	34,618
581	[3]	CSS Industries, Inc.	17,488
2,000	[2,3]	Cabela’s, Inc., Class A	40,800
1,400	[2,3]	Cache, Inc.	27,818
400	[2]	California Coastal Communities, Inc.	14,668
1,900	[2]	California Pizza Kitchen, Inc.	60,040
5,800		Callaway Golf Co.	92,684
900	[3]	Carmike Cinemas, Inc.	22,239
1,300	[2]	Carter’s, Inc.	87,568
2,600	[2,3]	Casual Male Retail Group, Inc.	24,492
3,200	[3]	Catalina Marketing Corp.	75,776
2,337		Cato Corp., Class A	52,886
5,898	[2,3]	Champion Enterprises, Inc.	90,003
918	[3]	Charles & Colvard Ltd.	10,842
1,200	[2]	Charlotte Russe Holdings, Inc.	25,920
9,471	[2]	Charming Shoppes, Inc.	130,226
26,200	[2,3]	Charter Communications, Inc., Class A	30,916
600		Cherokee, Inc.	24,612
1,521	[2]	Children’s Place Retail Stores, Inc.	93,967
2,925	[3]	Christopher & Banks Corp.	77,278
585		Churchill Downs, Inc.	22,130
2,600	[3]	Citadel Broadcasting Corp.	24,466
		COMMON STOCKS--continued
		Consumer Discretionary--continued
400	[2,3]	Citi Trends, Inc.	$19,420
1,125	[3]	Coachmen Industries, Inc.	12,690
4,296	[2]	Coldwater Creek, Inc.	120,116
600	[2,3]	Comstock Homebuilding Cos., Inc.	5,592
200	[2,3]	Conn’s, Inc.	6,834
4,100	[3]	Cooper Tire & Rubber Co.	52,070
6,700	[2,3]	Corinthian Colleges, Inc.	99,763
1,250	[2,3]	Cost Plus, Inc.	22,000
750	[3]	Courier Corp.	32,355
2,400	[2]	Cox Radio, Inc., Class A	30,984
1,171	.2,3	Crown Media Holdings, Inc., Class A	4,590
3,218	[2,3]	Cumulus Media, Inc., Class A	33,982
1,000	[2]	DSW, Inc., Class A	31,300
4,300	[2,3]	DeVRY, Inc.	111,198
300		Deb Shops, Inc.	8,757
500	[2]	Deckers Outdoor Corp.	21,345
1,505	[2]	Delia’s, Inc.	15,998
5,900	[2]	Denny’s Corp.	29,087
500	[2,3]	Design Within Reach, Inc.	2,975
500	[2,3]	Dixie Group, Inc.	7,310
2,050	[3]	Domino’s Pizza, Inc.	53,977
699		Dover Downs Gaming & Entertainment, Inc.	18,013
1,369	[3]	Dover Motorsports, Inc.	8,269
2,468	[2,3]	Dress Barn, Inc.	62,416
1,200	[2]	Drew Industries, Inc.	43,128
4,100	[2,3]	Drugstore.com, Inc.	14,514
900	[2]	Educate, Inc.	7,425
2,500	[2]	Emmis Communications Corp., Class A	30,750
2,500	[2,3]	Entercom Communication Corp.	66,175
5,000	[2]	Entravision Communications Corp.	41,900
500	[2,3]	Escala Group, Inc.	13,755
400		Escalade, Inc.	4,608
2,300	[3]	Ethan Allen Interiors, Inc.	103,247
100	[2]	F.A.O., Inc.	0
1,100	[2]	FTD Group, Inc.	11,055
2,900	[3]	Finish Line, Inc., Class A	47,792
500	[2]	Fisher Communications, Inc.	21,645
		COMMON STOCKS--continued
		Consumer Discretionary--continued
4,374	[2,3]	Fleetwood Enterprises, Inc.	$41,116
3,900	[2,3]	Fossil, Inc.	63,414
3,103		Freds, Inc.	44,032
3,100	[3]	Furniture Brands International, Inc.	71,300
2,000	[2]	GSI Commerce, Inc.	34,980
3,823	[2]	GameStop Corp.	180,446
2,878	[2,3]	Gaylord Entertainment Co.	127,352
17,700	[2]	Gemstar-TV Guide International, Inc.	58,587
1,854	[2]	Genesco, Inc.	76,626
3,400	[3]	Gray Television, Inc.	25,806
1,900	[2,3]	Great Wolf Resorts, Inc.	20,805
1,545	[2]	Group 1 Automotive, Inc.	84,326
1,045	[2]	Guess ?, Inc.	41,413
1,697	[2,3]	Guitar Center, Inc.	91,231
2,500	[2]	Gymboree Corp.	75,200
829	[3]	Handleman Co.	7,080
4,000	[2,3]	Harris Interactive, Inc.	19,320
1,300	[2,3]	Hartmarx Corp.	11,180
1,448	[3]	Haverty Furniture Cos., Inc.	21,865
3,700	[2,3]	Hayes Lemmerz International, Inc.	12,358
2,637	[2]	Hibbett Sporting Goods, Inc.	79,927
4,600	[3]	Hollinger International, Inc.	36,662
500	[3]	Hooker Furniture Corp.	9,340
3,866	[2]	Hot Topic, Inc.	57,333
1,595		IHOP Corp.	76,432
3,100	[2,3]	Innovo Group, Inc.	3,751
3,796	[2]	Insight Enterprises, Inc.	75,047
3,605	[2]	Interface, Inc.	46,360
1,423	[2,3]	Isle of Capri Casinos, Inc.	44,398
1,850	[2]	J. Jill Group, Inc.	44,437
2,243	[2,3]	JAKKS Pacific, Inc.	50,849
2,337	[2]	Jack in the Box, Inc.	97,687
2,900		Jackson Hewitt Tax Service, Inc.	86,652
4,325	[2]	Jarden Corp.	147,050
1,840	[2,3]	Jo-Ann Stores, Inc.	22,558
1,078	[2,3]	Jos A. Bank Clothiers, Inc.	45,255
1,600	[3]	Journal Communications, Inc., Class A	18,768
		COMMON STOCKS--continued
		Consumer Discretionary--continued
3,219		Journal Register Co.	$35,988
2,000		K-Swiss, Inc., Class A	57,360
3,100	[2,3]	K2, Inc.	36,549
1,539	[3]	Kellwood Co.	49,310
769	[3]	Kenneth Cole Productions, Inc., Class A	19,617
1,400	[2]	Keystone Automotive Industries, Inc.	57,820
1,796		Kimball International, Inc., Class B	27,389
4,300	[2,3]	Krispy Kreme Doughnuts, Inc.	36,722
2,800	[2,3]	LKQ Corp.	58,912
4,100	[3]	La-Z Boy Chair Co.	62,812
763		Landry’s Seafood Restaurants, Inc.	27,064
2,200	[2]	Leapfrog Enterprises, Inc.	23,100
1,325	[3]	Levitt Corp.	25,917
1,249	[3]	Libbey, Inc.	17,161
1,550	[2,3]	Life Time Fitness, Inc.	70,990
600		Lifetime Brands, Inc.	17,772
2,700	[2,3]	Lin TV Corp., Class A	23,868
1,200		Lithia Motors, Inc., Class A	40,668
1,058	[2,3]	Lodgenet Entertainment	20,187
1,600	[2]	Lodgian, Inc.	21,344
1,209		Lone Star Steakhouse & Saloon	32,957
2,400	[2,3]	Luby’s, Inc.	28,464
700	[3]	M/I Schottenstein Homes, Inc.	30,219
2,300	[2]	MTR Gaming Group, Inc.	22,655
2,900	[2,3]	Magna Entertainment Corp., Class A	17,864
1,100	[2]	Maidenform Brands, Inc.	12,100
1,517	[3]	Marcus Corp.	27,352
1,000	[3]	Marine Products Corp.	10,890
900	[2,3]	MarineMax, Inc.	29,484
1,996	[2,3]	Martha Stewart Living Omnimedia	39,680
2,492		Matthews International Corp., Class A	86,722
100	[2]	McCormick & Schmick’s Seafood Restaurants, Inc.	2,500
1,400	[3]	Media General, Inc., Class A	57,512
4,900	[2]	Mediacom Communications Corp.	33,663
1,589	[2,3]	Midas, Inc.	36,452
2,421		Modine Manufacturing Co.	70,233
1,979	[3]	Monaco Coach Corp.	27,548
		COMMON STOCKS--continued
		Consumer Discretionary--continued
400	[2]	Monarch Casino & Resort, Inc.	$12,592
800	[2]	Monro Muffler Brake, Inc.	29,080
600	[2,3]	Morningstar, Inc.	25,524
1,200		Movado Group, Inc.	23,604
575		Movie Gallery, Inc.	1,495
2,200	[2,3]	Multimedia Games, Inc.	30,338
436		National Presto Industries, Inc.	26,291
2,000	[2,3]	Navarre Corp.	7,880
2,900	[2,3]	NetFlix, Inc.	85,956
700	[2]	New York & Co.	10,899
900		Noble International Ltd.	14,409
1,400	[2,3]	Nutri/System, Inc.	95,004
2,121	[2]	O’Charleys, Inc.	35,951
1,900	[3]	Oakley, Inc.	34,504
200	[3]	Orleans Homebuilders, Inc.	4,144
1,000	[2,3]	Overstock.com, Inc.	25,880
1,100	[3]	Oxford Industries, Inc.	48,070
2,110	[2,3]	P. F. Chang’s China Bistro, Inc.	89,907
4,800	[2]	PETCO Animal Supplies, Inc.	105,120
5,200	[2,3]	Pacific Sunwear of California	121,160
1,143	[2,3]	Palm Harbor Homes, Inc.	24,757
1,106	[2,3]	Papa Johns International, Inc.	36,963
4,500	[2,3]	Payless ShoeSource, Inc.	103,365
4,556	[3]	Pep Boys-Manny Moe & Jack	67,748
1,200	[2]	Perry Ellis International, Inc.	27,480
1,595		Phillips Van Heusen Corp.	64,119
6,100	[3]	Pier 1 Imports, Inc.	73,627
3,111	[2]	Pinnacle Entertainment, Inc.	84,930
1,440	[2]	Playboy Enterprises, Inc., Class B	18,994
1,031	[3]	Pre-Paid Legal Services, Inc.	34,848
2,200	[2]	Prestige Brands Holdings, Inc.	26,906
1,950	[2,3]	Priceline.com, Inc.	47,658
11,600	[2,3]	Primedia, Inc.	21,924
1,916	[2,3]	ProQuest Co.	30,081
2,100	[2,3]	Progressive Gaming International Corp.	22,869
4,500	[2,3]	Quantum Fuel Systems Technologies Worldwide, Inc.	19,080
300	[2,3]	R&B, Inc.	3,174
		COMMON STOCKS--continued
		Consumer Discretionary--continued
1,400	[2,3]	RC2 Corp.	$55,356
1,600	[2,3]	RCN Corp.	42,784
5,000	[2,3]	Radio One, Inc.	35,950
2,695	[2]	Rare Hospitality International, Inc.	83,868
8,300	[3]	Readers Digest Association, Inc., Class A	114,374
800	[2,3]	Red Robin Gourmet Burgers	35,968
2,716	[2,3]	Regent Communications, Inc.	11,570
3,000		Regis Corp. Minnesota	105,210
1,953	[2,3]	Rent-Way, Inc.	14,648
2,700	[2,3]	Restoration Hardware, Inc.	18,495
800	[2,3]	Retail Ventures, Inc.	12,880
400	[2,3]	Riviera Holdings Corp.	8,352
4,300	[3]	Ruby Tuesday, Inc.	128,011
1,070	[3]	Russ Berrie & Co., Inc.	14,178
2,591		Russell Corp.	46,897
1,100	[2]	Ruth’s Chris Steak House, Inc.	25,685
3,254	[2,3]	Ryans Restaurant Group, Inc.	43,571
1,261	[2]	Saga Communications, Inc., Class A	11,551
833	[2,3]	Salem Communications Corp.	12,728
776	[3]	Sauer-Danfoss, Inc.	18,236
2,100	[2,3]	Scholastic Corp.	55,734
2,800	[2,3]	Select Comfort Corp.	111,888
1,400	[2,3]	Sharper Image Corp.	21,056
600	[2]	Shoe Carnival, Inc.	16,818
3,050	[2,3]	Shuffle Master, Inc.	112,698
4,331		Sinclair Broadcast Group, Inc.	33,998
6,000	[2,3]	Six Flags, Inc.	55,260
1,836	[2]	Skechers USA, Inc., Class A	50,215
525		Skyline Corp.	20,507
1,700	[3]	Sonic Automotive, Inc.	45,934
3,041	[2,3]	Sothebys Holdings, Inc., Class A	91,200
3,200	[2,3]	Source Information Management Co.	34,656
3,824	[2,3]	Spanish Broadcasting System, Inc.	19,349
1,136		Speedway Motorsports, Inc.	43,259
1,980	[2]	Sports Authority, Inc.	73,577
2,450	[2,3]	Stage Stores, Inc.	76,587
808	[2]	Stamps.com, Inc.	22,786
		COMMON STOCKS--continued
		Consumer Discretionary--continued
1,000	[3]	Standard Motor Products, Inc.	$7,980
1,400	[3]	Stanley Furniture Co., Inc.	37,926
1,961		Stein Mart, Inc.	30,984
600	[2,3]	Steinway Musical Instruments	19,290
1,070	[2]	Steven Madden Ltd.	56,967
8,360	[3]	Stewart Enterprises, Inc., Class A	48,488
300	[2,3]	Strattec Security Corp.	11,343
900		Strayer Education, Inc.	93,591
3,019		Stride Rite Corp.	42,296
1,752		Sturm Ruger & Co., Inc.	12,299
2,000	[2,3]	Sunterra Corp.	26,660
1,091	[3]	Superior Industries International, Inc.	20,533
200	[2]	Systemax, Inc.	1,464
1,300	[3]	Talbots, Inc.	30,836
487	[3]	Tarragon Corp.	8,727
762	[3]	Technical Olympic USA, Inc.	16,002
3,400	[2,3]	Tenneco Automotive, Inc.	81,770
2,700	[2]	Texas Roadhouse, Inc.	40,770
2,063	[3]	The Nautilus Group, Inc.	33,833
1,200	[2,3]	The Pantry, Inc.	79,428
1,969	[2]	The Steak ’n Shake Co.	37,628
800	[3]	Thomas Nelson, Inc.	23,640
2,836	[3]	Thor Industries, Inc.	143,161
5,331	[2,3]	TiVo, Inc.	44,247
2,726	[2]	Too, Inc.	104,733
2,600	[2,3]	Tractor Supply Co.	168,454
1,714	[2,3]	Trans World Entertainment Corp.	9,084
2,942		Triarc Cos., Inc., Class B	48,602
340	[2]	Triple Crown Media, Inc.	1,822
2,008	[3]	Tuesday Morning Corp.	38,052
4,196		Tupperware Brands Corp.	88,536
900	[2,3]	Under Armour, Inc., Class A	33,102
700	[3]	Unifirst Corp.	21,714
1,817		United Auto Group, Inc.	76,859
1,108	[2]	Universal Electronics, Inc.	19,191
1,500	[2]	Universal Technical Institute, Inc.	36,975
2,043	[2,3]	Vail Resorts, Inc.	76,817
		COMMON STOCKS--continued
		Consumer Discretionary--continued
4,100	[2]	Valassis Communications, Inc.	$120,007
74		Value Line, Inc.	3,053
2,067	[2]	Valuevision International, Inc., Class A	25,838
928	[2,3]	Vertrue, Inc.	38,206
10,100	[2]	Visteon Corp.	59,388
400	[2,3]	Volcom, Inc.	14,268
2,600	[2,3]	WCI Communities, Inc.	66,638
1,556	[2,3]	WMS Industries, Inc.	48,625
800	[2,3]	WPT Enterprises, Inc.	5,184
3,600	[2,3]	Warnaco Group, Inc.	80,208
1,500	[2,3]	West Marine, Inc.	22,170
200	[2,3]	William Lyon Homes, Inc.	20,010
700	[2,3]	Wilsons The Leather Experts, Inc.	2,730
2,324	[3]	Winnebago Industries, Inc.	68,442
4,690		Wolverine World Wide, Inc.	116,500
997	[3]	World Wrestling Entertainment, Inc.	17,288
1,000	[2,3]	WorldSpace, Inc.	5,870
300		Xerium Technologies, Inc.	2,793
3,586		Yankee Candle Co., Inc., The	108,082
3,600	[2,3]	Zale Corp.	88,740
800	[2,3]	Zumiez Inc.	26,000

		TOTAL	13,737,306

		Consumer Staples--2.4%
300	[3]	Alico, Inc.	15,060
6,800	[2,3]	Alliance One International, Inc.	29,784
1,043	[3]	American Italian Pasta Co., Class A	8,667
100		Arden Group, Inc., Class A	9,259
100	[2]	Aurora Foods, Inc.	0
3,254		Casey’s General Stores, Inc.	69,603
1,250	[2,3]	Central European Distribution Corp.	51,312
1,200	[2]	Central Garden & Pet Co.	59,112
1,000	[2,3]	Chattem, Inc.	36,030
2,600		Chiquita Brands International	42,172
342		Coca-Cola Bottling Co.	16,484
5,096		Corn Products International, Inc.	142,688
5,000	[2]	Darling International, Inc.	22,800
2,904	[3]	Delta & Pine Land Co.	85,900
		COMMON STOCKS--continued
		Consumer Staples--continued
2,000	[2,3]	Elizabeth Arden, Inc.	$45,720
510		Farmer Brothers Co.	11,118
4,174		Flowers Foods, Inc.	117,248
3,700	[2]	Gold Kist, Inc.	49,543
1,647	[2,3]	Great Atlantic & Pacific Tea Co., Inc.	44,634
100	[2,3]	Green Mountain Coffee, Inc.	3,980
1,666	[2]	Hain Celestial Group, Inc.	44,815
1,100	[2,3]	Hansen Natural Corp.	142,406
1,690		Ingles Markets, Inc., Class A	31,012
500		Inter Parfums, Inc.	9,475
1,000		J&J Snack Foods Corp.	34,250
1,600	[3]	Lancaster Colony Corp.	65,680
2,695	[3]	Lance, Inc.	68,749
1,953	[3]	Longs Drug Stores Corp.	92,592
1,300		Mannatech, Inc.	23,881
300	[2,3]	Maui Land & Pineapple Co., Inc.	11,175
4,100	[2]	NBTY, Inc.	92,865
600	[3]	Nash Finch Co.	13,860
600	[2,3]	National Beverage Corp.	9,216
3,507		Nu Skin Enterprises, Inc., Class A	57,936
200	[2,3]	Parlux Fragrances, Inc.	5,456
4,600	[2]	Pathmark Stores, Inc.	47,610
1,400	[2,3]	Peet’s Coffee & Tea, Inc.	43,596
2,200	[2,3]	Performance Food Group Co.	67,540
2,725	[2]	Playtex Products, Inc.	30,547
800	[2]	Premium Standard Farms, Inc.	13,328
2,567	[2,3]	Ralcorp Holdings, Inc.	95,698
900		Reddy Ice Group, Inc.	21,150
12,555	[2,3]	Revlon, Inc., Class A	40,804
2,664		Ruddick Corp.	61,831
1,200	[3]	Sanderson Farms, Inc.	31,812
600	[2,3]	Sanfilippo (John B. & Sons), Inc.	9,354
33	[3]	Seaboard Corp.	50,886
1,069	[2]	Smart & Final, Inc.	18,120
2,000	[2]	Spartan Stores, Inc.	27,620
3,300	[2,3]	Star Scientific, Inc.	8,679
300	[3]	The Anderson’s, Inc.	31,350
		COMMON STOCKS--continued
		Consumer Staples--continued
1,200	[2]	The Boston Beer Co., Inc., Class A	$32,376
1,751	[3]	Tootsie Roll Industries, Inc.	51,217
2,748	[3]	Topps Co.	24,210
800	[2,3]	USANA, Inc.	29,272
2,572	[2,3]	United Natural Foods, Inc.	82,227
1,888	[3]	Universal Corp.	71,876
2,502	[3]	Vector Group Ltd.	45,036
1,649		WD 40 Co.	51,828
1,100		Weis Markets, Inc.	45,661
2,628	[2,3]	Wild Oats Markets, Inc.	45,149

		TOTAL	2,643,259

		Energy--6.1%
1,200	[2]	ATP Oil & Gas Corp.	54,648
900	[2]	Alon USA Energy, Inc.	24,147
2,300	[2]	Alpha Natural Resources, Inc.	57,753
1,579	[2]	Atlas America, Inc.	79,739
1,684	[2,3]	Atwood Oceanics, Inc.	89,841
1,397		Berry Petroleum Co., Class A	102,959
1,000	[2]	Bill Barrett Corp.	30,040
500	[2]	Bois d’Arc Energy, Inc.	8,480
1,900	[2]	Brigham Exploration Co.	17,917
1,609	[2,3]	Bristow Group, Inc.	57,731
400	[2]	Bronco Drilling Co., Inc.	10,804
3,376	[3]	Cabot Oil & Gas Corp., Class A	166,302
1,000	[2]	Callon Petroleum Corp.	20,640
1,602	[3]	Carbo Ceramics, Inc.	92,804
1,900	[2,3]	Carrizo Oil & Gas, Inc.	55,822
3,800	[2,3]	Cheniere Energy, Inc.	162,830
5,681	[3]	Cimarex Energy Co.	243,999
500	[2]	Clayton Williams Energy, Inc.	20,385
2,846	[2]	Comstock Resources, Inc.	88,454
300		Crosstex Energy, Inc.	21,960
2,900	[2,3]	Delta Petroleum Corp.	58,087
381	[2,3]	Dril-Quip, Inc.	27,424
800	[2]	Edge Petroleum Corp.	18,488
3,500	[2]	Encore Aquisition Co.	107,240
2,800	[2]	Endeavour International Corp.	9,184
		COMMON STOCKS--continued
		Energy--continued
2,200	[2,3]	Energy Partners Ltd.	$56,738
3,300	[2]	FX Energy, Inc.	17,886
1,900	[3]	Foundation Coal Holdings, Inc.	96,330
3,734		Frontier Oil Corp.	226,019
3,400	[2,3]	Gasco Energy, Inc.	19,040
1,200	[2]	Giant Industries, Inc.	86,256
6,700	[2]	Global Industries Ltd.	106,329
1,200	[2,3]	Goodrich Petroleum Corp.	32,448
14,698	[2,3]	Grey Wolf, Inc.	114,644
1,039		Gulf Island Fabrication, Inc.	25,310
1,200	[2]	Gulfmark Offshore, Inc.	32,880
6,900	[2,3]	Hanover Compressor Co.	139,104
2,900	[2]	Harvest Natural Resources, Inc.	39,121
5,356	[2,3]	Helix Energy Solutions Group, Inc.	207,920
700	[2]	Hercules Offshore, Inc.	28,623
1,600		Holly Corp.	123,472
1,140	[2]	Hornbeck Offshore Services, Inc.	40,937
1,200	[2]	Hydril Co.	96,192
5,364	[2,3]	Input/Output, Inc.	54,069
800	[2,3]	James River Coal Co.	28,120
3,900	[2]	KCS Energy, Inc.	114,465
5,000	[2,3]	KFX, Inc.	90,250
2,268	[2,3]	Lone Star Technologies, Inc.	120,227
900	[3]	Lufkin Industries, Inc.	57,654
500	[3]	Maritrans, Inc.	11,995
2,503	[2,3]	Maverick Tube Corp.	136,214
2,000	[2,3]	McMoRan Exploration Co.	34,640
6,786	[2]	Meridian Resource Corp.	26,330
806		NGP Capital Resources Co.	10,720
1,591	[2,3]	NS Group, Inc.	79,582
6,583	[2,3]	Newpark Resources, Inc.	43,843
2,192	[2,3]	Oceaneering International, Inc.	133,778
2,800	[2,3]	Oil States International, Inc.	113,036
2,800	[2]	Parallel Petroleum Corp.	64,680
7,537	[2]	Parker Drilling Co.	63,311
1,422	[3]	Penn Virginia Corp.	102,782
3,600	[2,3]	PetroQuest Energy, Inc.	42,588
		COMMON STOCKS--continued
		Energy--continued
4,361	[2,3]	Petrohawk Energy Corp.	$54,861
1,600	[2]	Petroleum Development Corp.	64,016
1,100	[2,3]	Pioneer Drilling Co.	17,831
1,711	[3]	RPC Energy Services, Inc.	47,378
1,900	[2]	Remington Oil & Gas Corp.	82,859
1,100		Resource America, Inc., Class A	22,121
3,000	[2,3]	Rosetta Resources, Inc.	60,390
1,440	[2,3]	SEACOR SMIT, Inc.	127,368
4,416		St. Mary Land & Exploration Co.	186,179
2,031	[2]	Stone Energy Corp.	95,660
5,619	[2]	Superior Energy Services, Inc.	180,651
500	[2]	Superior Well Services, Inc.	16,170
2,223	[2]	Swift Energy Co.	94,166
3,000	[2,3]	Syntroleum Corp.	22,590
2,750	[2]	Tetra Technologies, Inc.	135,300
2,020	[2]	The Houston Exploration Co.	112,958
3,200	[2]	Todco, Class A	146,784
1,400	[2,3]	Toreador Resources Corp.	43,204
3,602	[2]	Transmontaigne Co.	39,478
1,300	[2,3]	Tri-Valley Corp.	8,294
6,683	[3]	USEC, Inc.	84,874
967	[2,3]	Universal Compression Holdings, Inc.	54,055
2,359	[2,3]	Veritas DGC, Inc.	113,043
1,000	[3]	W&T Offshore, Inc.	42,690
2,300	[2]	W-H Energy Services, Inc.	115,575
1,500	[2,3]	Warren Resources, Inc.	22,680
2,590	[2]	Whiting Petroleum Corp.	109,428
2,000		World Fuel Services Corp.	80,080

		TOTAL	6,625,894

		Financials--18.4%
958		1st Source Corp.	26,517
2,200	[3]	21st Century Insurance Group	35,332
900	[2,3]	ACE Cash Express, Inc.	24,300
1,000	[3]	ASTA Funding, Inc.	36,330
3,200		Aames Investment Corp.	16,960
2,700		Acadia Realty Trust	60,939
1,400	[2]	Accredited Home Lenders Holding Co.	80,906
		COMMON STOCKS--continued
		Financials--continued
5,400		Advance America Cash Advance, Inc.	$79,866
1,600		Advanta Corp., Class B	61,056
950	[3]	Affirmative Insurance Holdings, Inc.	10,925
2,000	[2]	Affordable Residential Communities	18,360
300		Agree Realty Corp.	9,432
996		Alabama National Bancorp	68,604
119	[2]	Alexander’s, Inc.	33,231
1,750		Alexandria Real Estate Equities, Inc.	158,550
2,562	[3]	Alfa Corp.	43,144
1,980		Amcore Financial, Inc.	58,687
1,200		American Campus Communities, Inc.	28,980
2,500	[3]	American Equity Investment Life Holding Co.	33,900
3,302		American Home Mortgage Investment Corp.	114,645
700	[2]	American Physicians Capital, Inc.	33,824
1,360	[2]	AmericanWest Bancorp.	32,885
980	[3]	Ameris Bancorp	21,844
300	[3]	Ames National Corp.	6,867
1,805	[3]	Anchor Bancorp Wisconsin, Inc.	52,670
4,200		Anthracite Capital, Inc.	44,520
3,700		Anworth Mortgage Asset Corp.	29,859
5,124		Apollo Investment Corp.	95,819
700		Arbor Realty Trust, Inc.	18,130
2,480		Ares Capital Corp.	42,059
2,169	[2,3]	Argonaut Group, Inc.	75,698
702		Arrow Financial Corp.	18,975
3,700		Ashford Hospitality Trust	43,068
400	[2]	Asset Acceptance Capital Corp.	8,356
2,550	[2,3]	BFC Financial Corp., Class A	19,686
800	[3]	BKF Capital Group, Inc.	7,224
973		Baldwin & Lyons, Inc., Class B	24,558
200	[3]	Banc Corp.	2,250
578		BancFirst Corp.	25,143
300	[3]	BancTrust Financial Group, Inc.	6,198
730	[2]	Bancorp, Inc., DE	17,586
6,000	[3]	Bancorpsouth, Inc.	153,780
990		Bank Granite Corp.	19,978
4,535		Bank Mutual Corp.	51,381
		COMMON STOCKS--continued
		Financials--continued
900	[3]	Bank of the Ozarks, Inc.	$30,600
3,400	[3]	BankAtlantic Bancorp, Inc., Class A	50,728
2,000	[2]	BankFinancial Corp.	31,700
1,400		BankUnited Financial Corp., Class A	42,966
800		Banner Corp.	29,904
1,573		Bedford Property Investors, Inc.	42,408
400		Berkshire Hills Bancorp, Inc.	13,736
600	[3]	Beverly Hills Bancorp, Inc.	6,240
3,450		BioMed Realty Trust, Inc.	95,496
2,300	[3]	Boston Private Financial Holdings	76,475
2,100	[2]	Boykin Lodging Co.	20,832
6,173		Brandywine Realty Trust	174,757
1,000		Bristol West Holdings, Inc.	18,460
4,850	[3]	Brookline Bancorp, Inc.	71,780
1,172	[2]	CNA Surety Corp.	21,084
4,468		CVB Financial Corp.	72,918
2,000		Calamos Asset Management, Inc.	77,520
600		Camden National Corp.	22,878
921	[3]	Capital City Bank Group, Inc.	29,260
700		Capital Corp. of the West	23,891
800	[2,3]	Capital Crossing Bank	23,520
2,800		Capital Lease Funding, Inc.	29,904
200	[3]	Capital Southwest Corp.	19,600
700		Capital Trust, Inc.	21,770
800	[3]	Capitol Bancorp Ltd.	33,176
1,325	[3]	Cascade Bancorp	38,610
2,357		Cash America International, Inc.	77,498
3,558	[3]	Cathay Bancorp, Inc.	136,129
1,600		Cedar Shopping Centers, Inc.	23,600
3,500	[2,3]	Centennial Bank Holdings, Inc.	40,110
1,300	[3]	Center Financial Corp.	29,016
900		Centracore Properties Trust	21,600
2,591		Central Pacific Financial Corp.	98,199
1,900	[2,3]	Ceres Group, Inc.	10,070
200	[3]	Charter Financial Corp.	7,526
3,560		Charter Municipal Mortgage Acceptance Co.	68,637
1,976	[3]	Chemical Financial Corp.	57,521
		COMMON STOCKS--continued
		Financials--continued
2,962	[3]	Chittenden Corp.	$81,633
404	[3]	Citizens & Northern Corp.	9,377
2,700		Citizens Banking Corp.	70,605
2,649	[2,3]	Citizens, Inc., Class A	14,040
588		City Bank Lynwood, WA	27,189
1,500		City Holding Co.	54,270
1,300	[3]	Clark, Inc.	17,030
600	[3]	Clifton Savings Bancorp, Inc.	6,354
1,025	[3]	CoBiz, Inc.	20,213
1,217	[3]	Coastal Financial Corp.	16,247
400		Cohen & Steers, Inc.	10,252
3,039		Colonial Properties Trust	149,640
100	[3]	Colony Bankcorp, Inc.	1,870
1,521		Columbia Banking Systems, Inc.	51,334
1,200	[3]	Columbia Equity Trust, Inc.	19,452
125	[3]	Commercial Bankshares, Inc.	4,427
3,629	[3]	Commercial Capital Bancorp, Inc.	56,866
3,986		Commercial Net Lease Realty	83,905
700	[2]	Community Bancorp	22,841
2,100	[3]	Community Bank System, Inc.	43,113
1,802	[3]	Community Banks, Inc.	47,423
1,034		Community Trust Bancorp, Inc.	34,639
1,467	[2,3]	CompuCredit Corp.	58,607
400	[3]	Consolidated Tomoka Co.	24,472
2,200		Corporate Office Properties Trust	91,300
1,162	[3]	Corus Bankshares, Inc.	77,784
3,000		Cousins Properties, Inc.	94,350
1,862		Crawford & Co., Class B	11,246
2,000		Deerfield Triarc Capital Corp.	26,680
2,175		Delphi Financial Group, Inc., Class A	113,948
200	[3]	Delta Financial Corp.	1,832
2,800		DiamondRock Hospitality Co.	40,068
100		Digital Realty Trust, Inc.	2,820
2,657	[3]	Dime Community Bancorp, Inc.	37,650
1,700	[3]	Direct General Corp.	28,543
710		Donegal Group, Inc., Class A	13,183
5,500	[3]	Doral Financial Corp.	43,505
		COMMON STOCKS--continued
		Financials--continued
4,500		ECC Capital Corp.	$7,065
100	[3]	EMC Insurance Group, Inc.	2,925
1,787		EastGroup Properties, Inc.	79,825
1,700	[3]	Education Realty Trust, Inc.	25,364
900	[2,3]	Encore Capital Group, Inc.	13,293
200	[2,3]	Enterprise Financial Services Corp.	5,174
1,932		Entertainment Properties Trust	78,961
4,691		Equity Inns, Inc.	75,994
1,551		Equity Lifestyle Properties, Inc.	68,228
2,668		Equity One, Inc.	61,311
500	[2,3]	Eurobancshares, Inc.	5,340
2,900		Extra Space Storage, Inc.	45,588
1,028		FBL Financial Group, Inc., Class A	34,592
3,900	[3]	FNB Corp.	65,442
600		FNB Corp.	19,755
800	[2]	FPIC Insurance Group, Inc.	31,960
504		Farmers Capital Bank Corp.	15,659
1,000		Federal Agricultural Mortgage Association, Class C	28,770
3,892		FelCor Lodging Trust, Inc.	84,262
1,300	[3]	Fidelity Bankshares, Inc.	41,886
3,800		Fieldstone Investment Corp.	43,700
1,843	[3]	Financial Federal Corp.	52,341
700		Financial Institutions, Inc.	13,503
1,000	[2,3]	First Acceptance Corp.	12,100
5,900	[3]	First BanCorp	62,540
950		First Bancorp, Inc.	20,805
1,046	[3]	First Busey Corp.	21,391
2,800	[2]	First Cash Financial Services, Inc.	59,276
2,386		First Charter Corp.	56,715
467		First Citizens Bancshares, Inc., Class A	89,323
5,425	[3]	First Commmonwealth Financial Corp.	72,587
1,300		First Community Bancorp	75,400
768	[3]	First Community Bancshares, Inc.	24,330
200		First Defiance Financial Corp.	5,524
2,741	[3]	First Financial Bancorp	43,938
1,344		First Financial Bankshares, Inc.	49,956
1,088	[3]	First Financial Corp.	33,445
		COMMON STOCKS--continued
		Financials--continued
1,072		First Financial Holdings, Inc.	$34,165
1,088		First Indiana Corp.	27,809
2,800		First Industrial Realty Trust	109,872
1,415	[3]	First Merchants Corp.	35,262
3,000		First Midwest Bancorp, Inc.	108,090
9,143		First Niagara Financial Group, Inc.	128,002
450	[3]	First Oak Brook Bancshares, Inc.	12,195
1,000	[3]	First Place Financial Corp.	22,990
900		First Potomac Realty Trust	24,831
1,750	[3]	First Republic Bank	76,160
100	[3]	First South Bancorp, Inc.	4,150
1,700		First State Bancorporation	43,809
1,038	[2,3]	FirstFed Financial Corp.	65,280
2,450		Flagstar Bancorp, Inc.	39,200
1,325	[3]	Flushing Financial Corp.	22,432
1,100	[2,3]	Franklin Bank Corp.	21,351
4,700	[3]	Fremont General Corp.	104,528
1,944	[3]	Frontier Financial Corp.	64,794
1		Fulton Financial Corp.	8
522	[3]	GAMCO Investors, Inc., Class A	20,087
550	[3]	GB&T Bancshares, Inc.	12,216
500	[2,3]	GFI Group, Inc.	28,440
3,040		GMH Communities Trust	37,392
1,400		Getty Realty Holding Corp.	38,696
1,931	[3]	Glacier Bancorp, Inc.	58,625
1,400	[3]	Gladstone Investment Corp.	20,244
1,993		Glenborough Realty Trust, Inc.	41,753
2,765		Glimcher Realty Trust	71,337
2,700	[3]	Government Properties Trust, Inc.	23,301
700		Gramercy Capital Corp.	17,381
663	[3]	Great American Financial Resources, Inc.	14,162
800	[3]	Great Southern Bancorp, Inc.	22,384
3,300		Greater Bay Bancorp	91,146
900		Greene County Bancshares, Inc.	27,900
1,000	[3]	Greenhill & Co., Inc.	70,920
2,006	[3]	Hancock Holding Co.	99,799
2,480		Hanmi Financial Corp.	48,310
		COMMON STOCKS--continued
		Financials--continued
1,675		Harbor Florida Bancshares, Inc.	$62,913
1,554		Harleysville Group, Inc.	46,620
2,095		Harleysville National Corp.	41,565
1,900	[2,3]	Harris & Harris Group, Inc.	24,567
850	[3]	Heartland Financial USA, Inc.	19,899
1,500	[2]	Heritage Commerce Corp.	35,625
2,100		Heritage Property Investment	81,102
2,500		Hersha Hospitality Trust	22,875
2,300		Highland Hospitality Corp.	29,670
3,700		Highwoods Properties, Inc.	116,698
2,496	[3]	Hilb Rogal & Hamilton Co.	102,036
2,015		Home Properties of New York, Inc.	100,790
3,350		Homebanc Corp.	27,571
3,293		Horace Mann Educators Corp.	57,331
800		Horizon Financial Corp.	19,256
39		Huntington Bancshares, Inc.	942
5,900		IMPAC Mortgage Holdings, Inc.	56,050
600	[2]	ITLA Capital Corp.	30,720
999		Iberiabank Corp.	58,511
32		Imperial Credit Industries, Inc., Warrants	0
340		Independence Holdings Co.	7,177
1,200	[3]	Independent Bank Corp. - Massachusetts	38,184
1,911		Independent Bank Corp. - Michigan	52,170
1,700		Infinity Property & Casualty	76,228
4,700		Inland Real Estate Corp.	68,197
3,301		Innkeepers USA Trust	52,882
1,262		Integra Bank Corp.	28,067
1,300	[2]	InterContinentalExchange, Inc.	92,703
1,300		Interchange Financial Services Corp.	28,834
600	[2,3]	International Securities Exchange, Inc.	26,370
3,100	[2]	Investment Technology Group, Inc.	164,269
4,200	[2]	Investors Bancorp, Inc.	58,674
3,500		Investors Real Estate Trust	33,145
1,407	[3]	Irwin Financial Corp.	25,833
1,000		Jer Investors Trust, Inc.	16,170
2,683		Jones Lang LaSalle, Inc.	227,411
900	[2]	KMG America Corp.	8,154
		COMMON STOCKS--continued
		Financials--continued
2,200		KNBT Bancorp, Inc.	$37,070
255		Kansas City Life Insurance Co.	12,712
1,800	[3]	Kearny Financial Corp.	24,804
2,196		Kilroy Realty Corp.	156,619
1,630		Kite Realty Group Trust	24,890
8,600	[2]	Knight Capital Group, Inc., Class A	144,136
1,300		LTC Properties, Inc.	28,522
2,120		LaSalle Hotel Properties	92,708
4,400	[2,3]	Labranche & Co. Inc.	62,172
1,230	[3]	Lakeland Bancorp, Inc.	17,983
500	[3]	Lakeland Financial Corp.	22,690
1,139	[3]	LandAmerica Financial Group, Inc.	79,024
3,730		Lexington Corporate Properties Trust	80,419
4,020		Longview Fibre Co.	104,761
3,900		Luminent Mortgage Capital, Inc.	32,370
2,521		MAF Bancorp, Inc.	111,882
1,600	[3]	MB Financial, Inc.	56,608
1,138	[3]	MBT Financial Corp.	18,538
3,100	[3]	MCG Capital Corp.	45,756
6,400		MFA Mortgage Investments, Inc.	43,904
786	[3]	Macatawa Bank Corp.	27,840
3,000		Maguire Properties, Inc.	101,880
1,200		Main Street Banks, Inc.	33,936
1,410		MainSource Financial Group, Inc.	24,802
2,200	[2,3]	Marketaxess Holdings, Inc.	24,552
200	[2]	Marlin Business Services, Inc.	4,360
1,100		Medical PPTYS Trust, Inc.	11,825
926		Mercantile Bancorporation, Inc.	38,063
6,765	[2]	MeriStar Hospitality Corp.	70,627
1,481		Mid-American Apartment Communities, Inc.	78,493
1,840	[3]	Mid-State Bancshares	51,170
788	[3]	Midland Co.	28,100
900	[3]	Midwest Banc Holdings, Inc.	21,114
250		MortgageIT Holdings, Inc.	2,870
200		NASB Financial, Inc.	6,798
566		NBC Capital Corp.	12,044
2,523	[3]	NBT Bancorp, Inc.	55,027
		COMMON STOCKS--continued
		Financials--continued
2,000		Nara Bancorp, Inc.	$37,600
3,800	[2]	Nasdaq Stock Market, Inc.	142,196
2,700	[3]	National Financial Partners Corp.	140,400
1,821		National Health Investors, Inc.	43,813
3,291	[3]	National Penn Bancshares, Inc.	64,964
191	[2]	National Western Life Insurance Co., Class A	44,312
5,301		Nationwide Health Properties, Inc.	114,078
700	[2]	Navigators Group, Inc.	33,117
4,817	[3]	Net.B@nk, Inc.	33,719
8,300	[3]	Newalliance Bancshares, Inc.	119,852
3,200		Newcastle Investment Corp.	71,712
1,200	[3]	Newkirk Realty Trust, Inc.	21,444
315	[2,3]	Northern Empire Bancshares	7,629
700		Northstar Realty Finance Corp.	7,847
1,300		Northwest Bancorp, Inc.	32,396
2,400		Northwestern	84,312
300	[3]	Northwestern	8,376
2,300		Novastar Financial, Inc.	85,100
708		OceanFirst Financial Corp.	16,072
2,705	[2,3]	Ocwen Financial Corp.	29,890
500	[3]	Odyssey Re Holdings Corp.	12,025
4,919	[3]	Ohio Casualty Corp.	145,848
5,410	[3]	Old National Bancorp	111,662
1,098	[3]	Old Second Bancorp, Inc.	33,818
839	[3]	Omega Financial Corp.	27,058
4,000		Omega Healthcare Investors	51,160
200		One Liberty Properties, Inc.	4,052
1,000		Opteum, Inc., Class A	8,630
1,700		OptionsXpress Holdings, Inc.	53,550
1,591		Oriental Financial Group	20,794
1,300		Origen Financial, Inc.	7,878
1,776		PFF Bancorp, Inc.	60,864
666	[2,3]	PICO Holdings, Inc.	21,825
2,919	[2]	PMA Capital Corp.	28,548
1,229		PS Business Parks, Inc.	63,847
3,589	[3]	Pacific Capital Bancorp	120,375
965	[3]	Park National Corp.	96,790
		COMMON STOCKS--continued
		Financials--continued
1,040		Parkway Properties, Inc.	$41,184
2,921		Partners Trust Financial Group, Inc.	34,468
637	[3]	Peapack-Gladstone Financial Corp.	16,046
700	[3]	PennFed Financial Services, Inc.	12,537
100	[2]	Pennsylvania Commerce Bancorp, Inc.	3,014
2,596		Pennsylvania Real Estate Investment Trust	105,294
1,045		Peoples Bancorp, Inc.	31,643
6,800		Phoenix Cos., Inc.	103,292
1,000	[2,3]	Pinnacle Financial Partners, Inc.	28,660
1,544	[2]	Piper Jaffray Cos., Inc.	107,926
300		Placer Sierra Bancshares	7,965
1,300	[2,3]	Portfolio Recovery Associates, Inc.	66,885
2,600		Post Properties, Inc.	113,594
2,307	[3]	Potlatch Corp.	89,835
100		Preferred Bank Los Angeles, CA	5,055
400	[2]	PremierWest Bancorp	6,276
1,653		Presidential Life Corp.	40,746
1,500	[3]	PrivateBancorp, Inc.	66,375
1,980	[2]	ProAssurance Corp.	99,752
1,400		Prosperity Bancshares, Inc.	45,640
2,067	[3]	Provident Bankshares Corp.	71,849
400		Provident Financial Holdings, Inc.	11,500
5,530		Provident Financial Services, Inc.	100,923
2,772	[3]	Provident New York Bancorp	36,230
2,472		R&G Financial Corp., Class B	25,783
2,000		RAIT Investment Trust	51,760
1,810	[3]	RLI Corp.	89,776
1,200		Ramco-Gershenson Properties	32,436
1,600		Redwood Trust, Inc.	67,952
800		Renasant Corp.	29,624
716	[3]	Republic Bancorp, Inc.	14,852
4,743	[3]	Republic Bancorp, Inc.	54,402
800	[2]	Rockville Financial, Inc.	11,464
358		Royal Bancshares of Pennsylvania	8,481
1,671	[3]	S & T Bancorp, Inc.	59,337
1,000		S.Y. Bancorp, Inc.	26,240
687		SCBT Financial Corp.	23,674
		COMMON STOCKS--continued
		Financials--continued
2,300	[2,3]	SVB Financial Group	$116,771
1,242		SWS Group, Inc.	34,018
600		Safety Insurance Group, Inc.	27,774
1,000		Sanders Morris Harris Group, Inc.	16,390
1,219		Sandy Spring Bancorp, Inc.	43,262
413		Santander BanCorp	9,623
1,029		Saul Centers, Inc.	42,076
3,900		Saxon Capital, Inc.	44,967
920		Seacoast Banking Corp. of Florida	25,355
600	[3]	Security Bank Corp.	13,488
2,296	[3]	Selective Insurance Group, Inc.	127,795
4,543		Senior Housing Properties Trust	78,003
900	[2,3]	Signature Bank	31,833
1,100		Simmons 1st National Corp., Class A	31,438
700		Sizeler Property Investment, Inc.	10,052
300		Sound Federal Bancorp, Inc.	6,186
855	[3]	Southside Bancshares, Inc.	17,120
1,600		Southwest Bancorp, Inc.	35,952
1,555		Sovran Self Storage, Inc.	76,428
5,300		Spirit Finance Corp.	61,480
1,047		State Auto Financial Corp.	36,823
793		State Bancorp, Inc.	12,569
1,285		Sterling Bancorp	26,857
2,474		Sterling Bancshares, Inc.	40,969
2,087		Sterling Financial Corp.	43,514
2,408		Sterling Financial Corp.	77,417
1,277		Stewart Information Services Corp.	55,166
266	[2]	Stifel Financial Corp.	10,720
4,750	[3]	Strategic Hotel Capital, Inc.	107,730
900		Suffolk Bancorp	27,495
300	[3]	Summit Bancshares, Inc.	5,553
100	[3]	Summit Financial Group, Inc.	2,164
935	[2]	Sun Bancorp, Inc.	17,082
1,266		Sun Communities, Inc.	41,208
2,200		Sunstone Hotel Investors, Inc.	63,228
3,630		Susquehanna Bankshares, Inc.	86,648
2,490		Tanger Factory Outlet Centers, Inc.	81,622
		COMMON STOCKS--continued
		Financials--continued
3,846		Taubman Centers, Inc.	$158,224
100		Taylor Capital Group, Inc.	3,900
400		Technology Investment Capital Corp.	5,664
608	[2,3]	Tejon Ranch Co.	27,439
1,700	[2]	Texas Capital Bancshares, Inc.	39,202
3,938		Texas Regional Bancshares, Inc., Class A	112,902
100	[2,3]	The Enstar Group, Inc.	8,445
1,800		TierOne Corp.	61,308
659		Tompkins County TrustCo., Inc.	30,874
800		Tower Group, Inc.	20,544
1,500	[2]	Tradestation Group, Inc.	23,910
2,500	[2]	Trammell Crow Co.	97,325
900		TriCo Bancshares	24,561
767	[2,3]	Triad Guaranty, Inc.	41,817
5,931	[3]	Trustco Bank Corp.	68,622
3,700	[3]	Trustmark Corp.	116,217
5,200	[3]	Trustreet Properties, Inc.	74,880
3,250		U-Store-It Trust	59,410
2,800	[2,3]	U.S.I. Holdings Corp.	42,560
6,000	[3]	UCBH Holdings, Inc.	106,140
950	[3]	UMB Financial Corp.	64,505
964	[3]	USB Holdings Co., Inc.	21,459
3,564	[3]	Umpqua Holdings Corp.	94,090
700	[3]	Union Bankshares Corp.	28,805
3,100		United Bankshares, Inc.	113,088
100	[2]	United Capital Corp.	2,294
2,150	[3]	United Community Banks, Inc.	63,683
2,092	[3]	United Community Financial Corp.	25,250
1,300	[3]	United Fire & Casualty Co.	38,922
400	[2]	United PanAm Financial Corp.	11,996
100	[3]	United Security Bancshares	2,567
2,200	[2]	Universal American Financial Corp.	32,428
1,200		Universal Health Realty Trust, Inc.	38,592
900	[3]	Univest Corp.	23,958
1,600		Urstadt Biddle Properties, Class A	26,752
781	[2,3]	Virginia Commerce Bancorp, Inc.	28,350
600	[3]	Virginia Financial Group, Inc.	23,946
		COMMON STOCKS--continued
		Financials--continued
7,600		W Holding Co., Inc.	$56,924
600		WSFS Financial Corp.	37,758
5,100		Waddell & Reed Financial, Inc., Class A	119,952
3,202		Washington Real Estate Investment Trust	119,339
1,000	[3]	Washington Trust Bancorp	26,380
1,835		Wesbanco, Inc.	56,940
1,370	[3]	West Bancorp., Inc.	27,249
1,200		West Coast Bancorp	34,536
2,200	[3]	WestAmerica Bancorp.	112,508
502	[2]	Western Sierra Bancorp	21,134
100	[3]	Westfield Financial, Inc.	2,336
1,200		Wilshire Bancorp, Inc.	21,888
1,800		Winston Hotels, Inc.	19,386
1,499	[3]	Wintrust Financial Corp.	77,573
1,800	[2,3]	World Acceptance Corp.	51,822
1,000	[3]	Yardville National Bancorp	36,150
1,768		Zenith National Insurance Corp.	78,004
2,259	[2,3]	eSpeed, Inc., Class A	18,230

		TOTAL	20,018,953

		Health Care--10.8%
2,000	[2,3]	AMICAS, Inc.	9,120
1,393	[2]	AMN Healthcare Services, Inc.	26,773
1,599	[2,3]	AVANIR Pharmaceuticals, Class A	18,900
9,700	[2,3]	Aastrom Biosciences, Inc.	14,550
1,300	[2,3]	Abaxis, Inc.	33,956
1	[2,3]	Abraxis Bioscience, Inc.	31
1,000	[2,3]	Abiomed, Inc.	12,930
600	[2]	Acadia Pharmaceuticals, Inc.	6,942
700	[2]	Adams Respiratory Therapeutics, Inc.	30,023
800	[2]	Adeza Biomedical Corp.	13,704
3,700	[2]	Adolor Corp.	87,024
2,394	[2]	Albany Molecular Research, Inc.	23,940
2,403	[2,3]	Alexion Pharmaceuticals, Inc.	81,678
4,200	[2,3]	Align Technology, Inc.	36,918
6,500	[2,3]	Alkermes, Inc.	139,555
1,000	[2,3]	Alliance Imaging, Inc.	5,240
1,500	[2,3]	Allied Healthcare International, Inc.	6,990
		COMMON STOCKS--continued
		Health Care--continued
2,421	[2,3]	Allscripts Healthcare Solutions, Inc.	$41,230
3,045	[3]	Alpharma, Inc., Class A	79,931
900	[2,3]	Amedisys, Inc.	29,844
1,150	[2]	America Service Group, Inc.	15,732
450	[2,3]	American Dental Partners, Inc.	6,142
5,500	[2]	American Medical Systems Holdings, Inc.	122,155
1,800	[2,3]	American Retirement Corp.	45,720
2,600	[2]	Amsurg Corp.	66,404
9,200	[2,3]	Amylin Pharmaceuticals, Inc.	400,660
795		Analogic Corp.	50,156
5,400	[2]	Andrx Group	125,874
2,334	[2,3]	Antigenics, Inc.	4,831
5,800	[2,3]	Applera Corp.	69,542
3,600	[2]	Apria Healthcare Group, Inc.	78,840
1,700	[2,3]	ArQule, Inc.	10,523
2,800	[2]	Arena Pharmaceuticals, Inc.	39,648
4,102	[2]	Ariad Pharmaceuticals, Inc.	23,997
1,600	[2,3]	Array BioPharma, Inc.	11,856
1,474	[3]	Arrow International, Inc.	46,033
2,062	[2,3]	Arthrocare Corp.	93,470
1,300	[2,3]	Aspect Medical Systems, Inc.	36,998
3,300	[2,3]	AtheroGenics, Inc.	46,695
800	[2,3]	Barrier Therapeutics, Inc.	7,552
1,200	[2,3]	Bentley Pharmaceuticals, Inc.	15,240
1,400	[2,3]	Bio Rad Laboratories, Inc., Class A	91,574
800	[2,3]	Bio-Reference Laboratories, Inc.	15,280
5,094	[2]	BioMarin Pharmaceutical, Inc.	62,656
2,000	[2,3]	BioScrip, Inc.	11,080
2,400	[2,3]	Bioenvision, Inc.	15,672
1,003	[2]	Biosite Diagnostics, Inc.	56,569
900		Brookdale Senior Living, Inc.	34,236
1,652	[2]	Bruker BioSciences Corp.	9,664
1,500	[3]	CNS, Inc.	32,265
1,702	[2]	CONMED Corp.	37,121
2,457	[2,3]	CV Therapeutics, Inc.	48,771
1,000	[2]	Caliper Technologies Corp.	6,090
2,065	[3]	Cambrex Corp.	41,878
		COMMON STOCKS--continued
		Health Care--continued
1,800	[2]	Candela Corp.	$41,850
500	[2,3]	Cantel Medical Corp.	7,345
400	[2,3]	Caraco Pharmaceutical Laboratories, Ltd.	4,760
4,090	[2,3]	Cell Genesys, Inc.	27,812
5,206	[2,3]	Cell Therapeutics, Inc.	9,527
3,500	[2,3]	Centene Corp.	89,915
3,300	[2]	Cepheid, Inc.	30,063
1,926	[3]	Chemed Corp.	104,948
600	[2]	Coley Pharmaceutical Group, Inc.	9,594
800		Computer Programs & Systems, Inc.	37,776
3,093	[2,3]	Connetics Corp.	46,859
700	[2]	Conor Medsystems, Inc.	18,900
514	[2]	Corvel Corp.	11,349
400	[2]	Cotherix, Inc.	3,192
2,100	[2]	Cross Country Healthcare, Inc.	38,052
4,138	[2,3]	Cubist Pharmaceuticals, Inc.	93,808
3,300	[2,3]	CuraGen Corp.	13,233
2,800	[2,3]	Curis, Inc.	4,844
1,798	[2,3]	Cyberonics, Inc.	41,696
2,300	[2]	Cypress Biosciences, Inc.	17,135
1,500	[2]	DJ Orthopedics, Inc.	59,640
2,000	[2,3]	DOV Pharmaceutical, Inc.	16,280
1,000	[2,3]	DUSA Pharmaceuticals, Inc.	7,010
959		Datascope Corp.	37,056
4,300	[2,3]	Decode Genetics, Inc.	33,927
4,700	[2,3]	Dendreon Corp.	19,129
3,083	[2,3]	Dendrite International, Inc.	38,322
1,800	[3]	Diagnostic Products Corp.	104,400
1,096	[2]	Digene Corp.	45,276
1,701	[2,3]	Dionex Corp.	102,264
4,200	[2,3]	Discovery Laboratories, Inc.	12,222
1,925	[2]	Diversa Corp.	20,270
4,000	[2,3]	Durect Corp.	19,440
2,500	[2,3]	EPIX Medical, Inc.	9,725
2,894	[2]	Eclipsys Corp.	63,726
800	[2]	Emageon, Inc.	14,200
2,100	[2]	Encore Medical Corp.	11,508
		COMMON STOCKS--continued
		Health Care--continued
4,584	[2,3]	Encysive Pharmaceuticals, Inc.	$19,574
2,008	[2,3]	Enzo Biochem, Inc.	24,658
4,200	[2,3]	Enzon, Inc.	35,700
800	[2,3]	Ev3, Inc.	12,552
5,155	[2,3]	Exelixis, Inc.	55,468
2,400	[2,3]	First Horizon Pharmaceutical Corp.	53,448
61,000	[2]	Five Star Quality Care, Inc., Rights	0
1,300	[2,3]	Foxhollow Technologies, Inc.	40,495
100	[2,3]	GTX, Inc.	950
1,250	[2]	Genesis Healthcare Corp.	59,088
1,400	[2,3]	Genitope Corp.	11,046
1,200	[2]	Gentiva Health Services, Inc.	20,328
4,340	[2,3]	Geron Corp.	32,550
1,700	[2,3]	Greatbatch Technologies, Inc.	41,650
1,664	[2]	Haemonetics Corp.	90,688
1,600	[2]	HealthExtras, Inc.	46,496
2,100	[2]	HealthTronics Surgical Services, Inc.	17,850
2,600	[2]	Healthways, Inc.	127,556
900	[2]	Hi-Tech Pharmacal Co., Inc.	21,969
3,300	[2,3]	Hologic, Inc.	157,311
4,458	[3]	Hooper Holmes, Inc.	13,151
500	[2,3]	Horizon Health Corp.	10,450
10,100	[2,3]	Human Genome Sciences, Inc.	115,241
1,300	[2,3]	I-Flow Corp.	17,784
5,200	[2]	ICOS Corp.	114,036
800	[2]	ICU Medical, Inc.	32,952
1,600	[2]	IRIS International, Inc.	18,944
600	[2,3]	Idenix Pharmaceuticals, Inc.	6,024
2,300	[2]	Illumina, Inc.	72,749
3,568	[2]	Immucor, Inc.	103,650
3,245	[2,3]	Immunogen, Inc.	13,240
6,500	[2,3]	Incyte Genomics, Inc.	27,105
3,300	[2]	Inspire Pharmaceuticals, Inc.	16,830
1,700	[2]	Integra Lifesciences Corp.	71,332
2,448	[2,3]	InterMune, Inc.	39,144
2,613	[2]	Intermagnetics General Corp.	56,754
1,400	[2]	Intralase Corp.	30,072
		COMMON STOCKS--continued
		Health Care--continued
600	[2,3]	Introgen Therapeutics, Inc.	$3,006
2,600	[2,3]	Intuitive Surgical, Inc.	330,200
1,963		Invacare Corp.	60,166
1,100	[2]	Inverness Medical Innovations, Inc.	28,600
5,878	[2,3]	Isis Pharmaceuticals, Inc.	50,433
1,800	[2,3]	Ista Pharmaceuticals, Inc.	10,890
2,750	[2,3]	KV Pharmaceutical Co., Class A	59,345
400	[2]	Kensey Nash Corp.	12,068
1,600	[2,3]	Keryx Biopharmaceuticals, Inc.	27,248
1,800	[2]	Kindred Healthcare, Inc.	43,668
2,300	[2,3]	Kyphon, Inc.	95,565
1,550	[3]	LCA Vision, Inc.	87,048
1,600	[2,3]	Laserscope	38,016
5,050	[2,3]	Lexicon Genetics, Inc.	26,513
2,700	[2,3]	LifeCell Corp.	73,008
1,939	[2,3]	Luminex Corp.	29,434
5,300	[2,3]	MGI PHARMA, Inc.	99,004
1,600	[2,3]	Magellan Health Services, Inc.	65,040
1,400	[2,3]	Mannkind Corp.	28,000
100	[2,3]	Marshall Edwards, Inc.	534
2,600	[2,3]	Martek Biosciences Corp.	77,220
1,800	[2,3]	Matria Healthcare, Inc.	55,242
1,807	[2]	Maxygen, Inc.	15,016
600	[2,3]	MedCath Corp.	9,072
8,500	[2,3]	Medarex, Inc.	102,085
4,000	[2,3]	Medicines Co.	76,880
3,700	[3]	Medicis Pharmaceutical Corp., Class A	121,656
2,176	[3]	Mentor Corp.	94,286
1,300	[2]	Merge Technologies, Inc.	16,432
749		Meridian Bioscience, Inc.	19,444
2,054	[2,3]	Merit Medical Systems, Inc.	24,011
1,371	[2]	Molecular Devices Corp.	43,872
900	[2]	Molina Healthcare, Inc.	29,430
1,000	[2]	Momenta Pharmaceuticals, Inc.	16,910
7,400	[2,3]	Monogram Biosciences, Inc.	11,840
700	[2,3]	Myogen, Inc.	23,142
2,400	[2,3]	Myriad Genetics, Inc.	61,512
		COMMON STOCKS--continued
		Health Care--continued
3,039	[2,3]	NPS Pharmaceuticals, Inc.	$26,044
4,603	[2,3]	Nabi Biopharmaceuticals	29,275
4,600	[2,3]	Nanogen, Inc.	11,822
1,900	[2,3]	Nastech Pharmaceutical Co.	28,823
500	[3]	National Healthcare Corp.	21,275
6,300	[2,3]	Nektar Therapeutics	135,513
1,674	[2]	NeoPharm, Inc.	13,375
2,800	[2]	Neurocrine Biosciences, Inc.	160,608
1,500	[2,3]	Neurogen Corp.	9,540
500	[2]	Neurometrix, Inc.	18,860
600	[2]	New River Pharmaceuticals, Inc.	20,400
1,600	[2,3]	NitroMed, Inc.	13,360
1,900	[2,3]	Northfield Laboratories, Inc.	19,380
1,301	[2,3]	Noven Pharmaceuticals, Inc.	24,589
1,700	[2]	NuVasive, Inc.	33,864
3,166	[2,3]	Nuvelo, Inc.	51,827
3,175	[2,3]	Odyssey Healthcare, Inc.	55,213
2,900	[2,3]	Onyx Pharmaceuticals, Inc.	67,715
2,237	[3]	Option Care, Inc.	32,011
3,300	[2,3]	OraSure Technologies, Inc.	35,409
1,500	[2]	Orchid Cellmark, Inc.	6,990
3,126		Owens & Minor, Inc.	99,626
600	[2]	PRA International	13,956
5,161	[2]	PSS World Medical, Inc.	93,104
2,100	[2,3]	Pain Therapeutics, Inc.	19,446
2,100	[2,3]	PainCare Holdings, Inc.	3,906
1,100	[2,3]	Palomar Medical Technologies, Inc.	46,409
2,200	[2,3]	Par Pharmaceutical Cos., Inc.	56,650
2,405	[2]	Parexel International Corp.	70,972
3,400	[2,3]	Pediatrix Medical Group	172,108
1,900	[2]	Penwest Pharmaceuticals Co.	38,038
1,878	[2]	Per-Se Technologies, Inc.	52,490
6,074	[3]	Perrigo Co.	96,941
1,700	[2,3]	Pharmion Corp.	32,912
2,600	[2]	Phase Forward, Inc.	35,620
1,718		PolyMedica Industries, Inc.	70,971
2,100	[2,3]	Pozen, Inc.	31,437
		COMMON STOCKS--continued
		Health Care--continued
1,100	[2,3]	Progenics Pharmaceuticals, Inc.	$25,784
400	[2]	Providence Service Corp.	12,528
4,000	[2,3]	Psychiatric Solutions, Inc.	132,240
700	[2,3]	Radiation Therapy Services, Inc.	17,885
2,712	[2]	Regeneron Pharmaceuticals, Inc.	39,378
1,399	[2]	RehabCare Group, Inc.	22,986
1,900	[2]	Renovis, Inc.	33,516
1,100	[2,3]	Res-Care, Inc.	22,583
1,256	[2,3]	Rigel Pharmaceuticals, Inc.	13,477
1,300	[2]	SFBC International, Inc.	30,355
3,050	[2]	Salix Pharmaceuticals Ltd.	41,785
6,100	[2]	Savient Pharmaceuticals, Inc.	34,099
2,000	[2]	Seattle Genetics, Inc.	9,820
1,300	[2]	Senomyx, Inc.	18,603
3,000	[2,3]	Serologicals Corp.	93,360
1,100	[2,3]	Somanetics Corp.	18,051
1,187	[2,3]	SonoSight, Inc.	44,809
6,100	[2]	StemCells, Inc.	15,738
200	[2,3]	Stereotaxis, Inc.	2,368
5,500		Steris Corp.	126,610
2,076	[2,3]	Sunrise Senior Living, Inc.	77,227
3,926	[2,3]	SuperGen, Inc.	21,279
1,232	[2,3]	SurModics, Inc.	43,810
2,700	[2]	Sybron Dental Specialties, Inc.	127,008
1,000	[2]	Symbion, Inc.	23,010
700	[2]	Symmetry Medical, Inc.	13,930
2,000	[2,3]	Tanox, Inc.	32,180
4,400	[2,3]	Telik, Inc.	80,916
200	[2,3]	Tercica, Inc.	1,264
3,000	[2,3]	ThermoGenesis Corp.	12,390
3,830	[2]	Thoratec Laboratories Corp.	68,978
2,000	[2]	TriPath Imaging, Inc.	14,900
2,835	[2,3]	TriZetto Group, Inc.	44,566
1,490	[2,3]	Trimeris, Inc.	16,748
1,400	[2]	U.S. Physical Therapy, Inc.	21,882
3,350	[2,3]	United Surgical Partners International, Inc.	110,584
1,773	[2]	United Therapeutics Corp.	105,582
		COMMON STOCKS--continued
		Health Care--continued
2,660	[2]	Varian, Inc.	$115,098
2,348	[2]	Ventana Medical Systems	114,348
2,400	[2]	Ventiv Health, Inc.	72,096
8,100	[2,3]	Vertex Pharmaceuticals, Inc.	294,597
1,200	[2]	ViaCell, Inc.	6,948
2,000	[2]	Viasys Healthcare, Inc.	58,160
1,200	[2,3]	VistaCare, Inc., Class A	18,264
600	[2,3]	Vital Images, Inc.	20,058
401		Vital Signs, Inc.	19,930
500	[2,3]	WebMD Health Corp., Class A	21,760
1,300	[2,3]	Wellcare Group, Inc.	54,444
2,284	[3]	West Pharmaceutical Services, Inc.	81,356
2,200	[2,3]	Wright Medical Group, Inc.	51,634
400		Young Innovations, Inc.	14,260
1,094	[2]	Zoll Medical Corp.	28,991
1,700	[2]	Zymogenetics, Inc.	34,799
3,925	[2,3]	eResearch Technology, Inc.	44,470

		TOTAL	11,715,848

		Industrials--14.8%
700	[2,3]	3D Systems Corp.	16,128
1,500	[2,3]	A.S.V., Inc.	37,500
2,467	[2,3]	AAR Corp.	65,819
3,104	[3]	ABM Industries, Inc.	53,389
3,700	[2]	ABX Air, Inc.	23,976
6,500	[2,3]	AGCO Corp.	153,855
700	[2,3]	AMERCO	73,108
700	[2]	Aaon, Inc.	19,194
300	[2,3]	Accuride Corp.	3,075
2,100		Actuant Corp.	134,295
2,877		Acuity Brands, Inc.	118,762
1,726		Administaff, Inc.	99,676
1,400	[2]	Advisory Board Co.	78,568
6,594	[2,3]	AirTran Holdings, Inc.	92,184
100		Alamo Group, Inc.	2,132
2,451	[2]	Alaska Air Group, Inc.	93,040
1,956	[3]	Albany International Corp., Class A	76,480
1,500	[3]	American Ecology, Inc.	40,125
		COMMON STOCKS--continued
		Industrials--continued
1,100	[2]	American Reprographics Co.	$39,017
700	[2,3]	American Science & Engineering, Inc.	59,997
2,600	[2,3]	American Superconductor Corp.	28,496
900		American Woodmark Corp.	31,284
700	[3]	Ameron, Inc.	45,983
800		Angelica Corp.	16,232
2,800		Apogee Enterprises, Inc.	45,444
2,589		Applied Industrial Technologies, Inc.	107,573
1,200	[3]	Applied Signal Technology, Inc.	21,540
500	[2,3]	Argon ST, Inc.	16,615
1,684	[3]	Arkansas Best Corp.	72,277
2,220	[2]	Armor Holdings, Inc.	135,575
3,538	[2,3]	Artesyn Technologies, Inc.	38,883
1,161	[2]	Astec Industries, Inc.	45,685
2,300	[2]	Aviall, Inc.	86,710
5,400	[2]	BE Aerospace, Inc.	140,562
200		Badger Meter, Inc.	12,336
2,576		Baldor Electric Co.	85,523
2,000	[3]	Banta Corp.	101,160
1,378		Barnes Group, Inc.	62,106
1,000	[2]	Beacon Roofing Supply, Inc.	37,000
800		BlueLinx Holdings, Inc.	12,120
2,955		Bowne & Co., Inc.	46,423
2,874	[3]	Brady (W.H.) Co.	103,378
3,500	[3]	Briggs & Stratton Corp.	118,090
2,175	[3]	Bucyrus International, Inc.	112,904
1,000	[2]	Builders Firstsource, Inc.	21,550
1,929	[3]	C&D Technologies, Inc.	15,548
4,759	[2]	CBIZ, Inc.	39,690
1,251	[3]	CDI Corp.	35,466
1,000		CIRCOR International, Inc.	30,300
4,118		CLARCOR, Inc.	144,130
700	[2,3]	COMSYS IT Partners, Inc.	7,063
1,000	[2]	CRA International, Inc.	48,760
900	[3]	Cascade Corp.	37,350
1,609	[2,3]	Casella Waste Systems, Inc.	25,020
3,200	[2]	Cenveo, Inc.	54,208
		COMMON STOCKS--continued
		Industrials--continued
2,000	[2,3]	Ceradyne, Inc.	$106,000
1,500	[2]	Clean Harbors, Inc.	43,170
1,345	[2]	CoStar Group, Inc.	75,925
1,925	[2]	Coinstar, Inc.	52,495
500	[2,3]	Color Kinetics, Inc.	10,595
2,600		Comfort Systems USA, Inc.	39,676
650	[2]	Commercial Vehicle Group, Inc.	13,169
900	[2]	Consolidated Graphics, Inc.	47,061
6,660	[2,3]	Continental Airlines, Inc., Class B	173,426
2,997	[2]	Corrections Corp. of America	134,505
8,370	[2]	Covanta Holding Corp.	139,612
1,300	[2,3]	Covenant Transport, Inc., Class A	17,992
3,700		Crane Co.	156,325
1,200		Cubic Corp.	27,588
3,464		Curtiss Wright Corp.	114,797
2,000	[2,3]	DHB Industries, Inc.	7,620
2,958	[3]	DRS Technologies, Inc.	164,258
2,000	[2,3]	DiamondCluster International, Inc., Class A	20,680
2,000	[2]	Dollar Thrifty Automotive Group	97,360
1,400	[2]	Duratek, Inc.	30,562
400	[2,3]	Dynamex, Inc.	7,704
600	[3]	Dynamic Materials Corp.	22,914
1,300	[3]	EDO Corp.	33,969
2,542	[2]	EGL, Inc.	118,762
1,566	[2]	ESCO Technologies, Inc.	79,396
1,379	[2]	Electro Rent Corp.	22,229
1,867	[3]	ElkCorp	56,850
2,556	[2]	Emcor Group, Inc.	127,928
1,700	[2,3]	EnPro Industries, Inc.	62,696
1,250	[2,3]	Encore Wire Corp.	52,413
2,900	[2]	EnerSys, Inc.	40,658
1,275	[2,3]	Energy Conversion Devices, Inc.	63,763
1,500		Ennis Business Forms, Inc.	29,550
1,600	[2]	Essex Corp.	34,128
1,551	[2]	Esterline Technologies Corp.	68,740
3,100	[2,3]	Evergreen Solar, Inc.	43,028
600	[2,3]	Exponent, Inc.	19,530
		COMMON STOCKS--continued
		Industrials--continued
2,900	[2]	ExpressJet Holdings, Inc.	$16,240
3,250	[2]	FTI Consulting, Inc.	93,405
3,813		Federal Signal Corp.	71,417
300	[2]	First Advantage Corp., Class A	8,085
1,100	[2,3]	Flanders Corp.	11,396
2,300		Florida East Coast Industries, Inc.	128,570
4,200	[2]	Flowserve Corp.	241,584
2,451		Forward Air Corp.	98,457
1,540		Franklin Electronics, Inc.	89,828
700		Freightcar America, Inc.	46,830
2,761	[2,3]	Frontier Airlines Holdings, Inc.	18,720
500	[2,3]	Frozen Food Express Industries, Inc.	5,105
3,740	[2,3]	Fuelcell Energy, Inc.	49,106
1,555	[3]	G & K Services, Inc., Class A	63,708
2,900	[3]	GATX Corp.	135,720
1,945	[2,3]	Gardner Denver, Inc.	144,961
1,200	[2]	Gehl Co.	43,056
4,290	[2,3]	GenCorp, Inc.	83,827
3,367	[2]	General Cable Corp.	106,296
2,325	[2]	Genesee & Wyoming, Inc., Class A	76,190
1,908	[2]	Genlyte Group, Inc.	131,480
800	[2,3]	Geo Group, Inc.	28,672
1,200	[2]	Global Cash Access LLC	23,388
2,400	[2]	Global Power Equipment Group	10,320
700		Gorman Rupp Co.	18,151
7,618	[2,3]	GrafTech International Ltd.	51,498
2,566	[3]	Granite Construction, Inc.	118,960
800	[3]	Greenbrier Cos., Inc.	32,120
2,429	[2,3]	Griffon Corp.	64,781
1,691		Harland (John H.) Co.	70,092
2,550	[3]	Healthcare Services Group, Inc.	54,443
3,600		Heartland Express, Inc.	87,516
1,558	[3]	Heico Corp.	51,102
1,822	[2]	Heidrick & Struggles International, Inc.	65,884
1,600	[2]	Herley Industries, Inc.	33,888
4,269	[2,3]	Hexcel Corp.	94,302
1,100		Horizon Lines, Inc., Class A	15,059
		COMMON STOCKS--continued
		Industrials--continued
1,600	[2]	Hub Group, Inc.	$78,672
2,000	[2,3]	Hudson Highland Group, Inc.	40,300
200	[2]	Huron Consulting Group, Inc.	7,110
400	[2,3]	Huttig Building Products, Inc.	3,352
1,200	[2,3]	IHS, Inc., Class A	33,984
1,848	[2]	II-VI, Inc.	40,028
7,100	[3]	Ikon Office Solutions, Inc.	93,720
300	[2]	Infrasource Services, Inc.	5,667
450	[2,3]	Innovative Solutions and Support, Inc.	7,119
2,492	[2,3]	Insituform Technologies, Inc., Class A	63,496
1,000	[2]	Interline Brands, Inc.	26,800
200		Interpool, Inc.	4,030
1,300	[2,3]	Ionatron, Inc.	18,083
7,926		JLG Industries, Inc.	227,318
5,978	[2]	Jacuzzi Brands, Inc.	58,405
1,400	[2]	K&F Industries Holdings, Inc.	24,836
1,800	[2]	KForce Com, Inc.	25,290
1,128	[2,3]	Kadant, Inc.	26,632
2,041		Kaman Corp., Class A	49,596
5,200	[2,3]	Kansas City Southern Industries, Inc.	126,360
2,368	[3]	Kaydon Corp.	101,682
1,520	[3]	Kelly Services, Inc., Class A	42,058
2,495		Kennametal, Inc.	154,316
1,735	[2]	Kirby Corp.	127,870
4,272	[3]	Knight Transportation, Inc.	83,432
900		Knoll, Inc.	19,575
3,108	[2,3]	Korn/Ferry International	65,268
1,200	[2,3]	LECG Corp.	22,188
1,575		LSI Industries, Inc.	26,318
1,200		La Barge, Inc.	17,460
4,270	[2]	Labor Ready, Inc.	112,856
425		Lawson Products, Inc.	18,029
800	[2]	Layne Christensen Co.	23,600
1,326	[2,3]	Learning Tree International, Inc.	14,851
3,760		Lennox International, Inc.	122,689
2,820	[3]	Lincoln Electric Holdings	154,564
1,072		Lindsay Manufacturing Co.	27,872
		COMMON STOCKS--continued
		Industrials--continued
900	[2]	M & F Worldwide Corp.	$12,735
2,987	[2]	MOOG, Inc., Class A	111,863
600	[2]	MTC Technologies, Inc.	17,178
4,704		Manitowoc, Inc.	233,271
600	[2]	Marten Transport Ltd.	13,068
1,412		McGrath Rentcorp.	37,969
1,599	[2,3]	Medis Technologies Ltd.	47,330
2,322	[2,3]	Mesa Air Group, Inc.	24,451
400	[2]	Middleby Corp.	35,324
1,976	[3]	Mine Safety Appliances Co.	82,597
2,552	[2]	Mobile Mini, Inc.	84,165
2,981		Mueller Industries, Inc.	112,920
414		NACCO Industries, Inc., Class A	66,695
1,227	[2,3]	NCI Building System, Inc.	79,743
2,027	[2]	NCO Group, Inc.	43,479
3,939	[2,3]	Navigant Consulting, Inc.	83,034
1,586	[3]	Nordson Corp.	84,772
500	[2]	NuCo2, Inc.	14,320
1,800	[2,3]	Odyssey Marine Exploration, Inc.	6,354
1,875	[2]	Old Dominion Freight Lines, Inc.	60,375
4,362	[2,3]	Orbital Sciences Corp.	68,265
400	[2]	P.A.M. Transportation Services, Inc.	10,800
3,700	[2]	PHH Corp.	103,156
3,437	[2,3]	PRG-Schultz International, Inc.	1,831
2,800		Pacer International, Inc.	96,012
1,100	[2]	Perini Corp.	33,033
1,100	[2]	Pike Electric Corp.	21,043
1,300	[2,3]	Pinnacle Airlines Corp.	8,528
3,400	[2,3]	Plug Power, Inc.	20,400
500	[2,3]	Powell Industries, Inc.	12,295
5,400	[2,3]	Power-One, Inc.	38,070
9,000	[2,3]	Quanta Services, Inc.	145,980
700	[2]	RBC Bearings, Inc.	16,583
2,800	[2]	RailAmerica, Inc.	31,976
1,300		Raven Industries, Inc.	52,689
2,198	[3]	Regal Beloit Corp.	102,559
400	[2]	Republic Airways Holdings, Inc.	6,800
		COMMON STOCKS--continued
		Industrials--continued
3,700	[2,3]	Resources Connection, Inc.	$99,530
947	[3]	Robbins & Myers, Inc.	23,012
2,290		Rollins, Inc.	46,373
1,100	[2]	Rush Enterprises, Inc.	20,977
1,401	[2]	SCS Transportation, Inc.	36,804
774	[2]	SOURCECORP, Inc.	19,141
800		Schawk, Inc.	20,272
1,660	[2]	School Specialty, Inc.	60,374
474	[2]	Sequa Corp., Class A	40,290
5,800	[2,3]	Shaw Group, Inc.	177,480
2,808		Simpson Manufacturing Co., Inc.	112,292
1,300	[2]	Sirva, Inc.	12,285
4,500		SkyWest, Inc.	106,065
904	[3]	Smith (A.O.) Corp.	42,868
5,665	[2]	Spherion Corp.	59,936
1,430		Standard Register	19,520
977		Standex International Corp.	28,030
1,565		Stewart & Stevenson Services	54,885
750		Sun Hydraulics Corp.	15,810
900	[2]	Superior Essex, Inc.	25,164
500	[3]	Sypris Solutions, Inc.	4,750
900	[2]	TAL International Group, Inc.	23,130
1,200	[2,3]	TRM Copy Centers Corp.	9,192
5,300	[2,3]	Taser International, Inc.	56,710
1,526	[2,3]	Tecumseh Products Co., Class A	35,022
3,000	[2]	TeleTech Holdings, Inc.	38,520
2,152	[2]	Teledyne Technologies, Inc.	78,354
661		Tennant Co.	33,618
4,087	[2]	Tetra Tech, Inc.	79,410
500	[3]	Titan International, Inc.	9,645
2,121	[3]	Tredegar Industries, Inc.	34,063
1,029	[2,3]	Trex Co. Inc.	30,747
3,536		Trinity Industries, Inc.	224,536
1,310	[2]	Triumph Group, Inc.	61,649
1,300	[3]	TurboChef Technologies, Inc.	16,640
2,000		UAP Holding Corp.	41,320
2,928	[2]	URS Corp.	126,109
		COMMON STOCKS--continued
		Industrials--continued
1,300	[2]	US Xpress Enterprises, Inc., Class A	$25,532
700	[2,3]	USA Truck, Inc.	15,365
1,000	[2,3]	Ultralife Batteries, Inc.	10,950
1,000	[3]	United Industrial Corp.	65,700
4,600	[2]	United Rentals, Inc.	164,082
2,593	[2]	United Stationers, Inc.	139,114
1,238	[3]	Universal Forest Products, Inc.	92,565
400	[2,3]	Universal Truckload Services, Inc.	12,132
3,300	[2,3]	Valence Technology, Inc.	8,283
1,064	[3]	Valmont Industries, Inc.	57,190
1,400		Viad Corp.	46,018
1,466		Vicor Corp.	30,244
674	[2]	Volt Information Science, Inc.	21,150
2,273	[2]	WESCO International, Inc.	170,475
2,372	[3]	Wabash National Corp.	42,933
3,435		Wabtec Corp.	125,481
2,951	[3]	Walter Industries, Inc.	195,740
1,700	[2]	Washington Group International, Inc.	94,537
3,786	[2]	Waste Connections, Inc.	145,761
3,400	[2,3]	Waste Services, Inc.	10,812
1,348		Watsco, Inc.	85,531
3,240		Watson Wyatt & Co. Holdings	106,823
1,980	[3]	Watts Industries, Inc., Class A	67,736
3,200	[3]	Werner Enterprises, Inc.	61,376
1,200	[2]	Williams Scotsman International, Inc.	29,484
2,394		Woodward Governor Co.	81,995
1,300	[2]	World Air Holdings, Inc.	11,856

		TOTAL	16,065,012

		Information Technology--17.9%
26,300	[2,3]	3Com Corp.	141,757
2,800	[2,3]	AMIS Holdings, Inc.	28,868
2,870	[2]	ATMI, Inc.	81,508
2,551	[2,3]	Actel Corp.	40,994
5,900	[3]	Acxiom Corp.	152,928
9,100	[2,3]	Adaptec, Inc.	50,323
1,100	[2]	Ade Corp.	33,913
4,500		Adtran, Inc.	113,130
		COMMON STOCKS--continued
		Information Technology--continued
900	[2,3]	Advanced Analogic Technologies, Inc.	$10,098
5,094	[2,3]	Advanced Digital Information Corp.	43,248
1,769	[2]	Advanced Energy Industries, Inc.	27,756
1,800	[2,3]	Advent Software, Inc.	63,360
5,894	[2,3]	Aeroflex, Inc.	74,323
4,400	[2,3]	Agile Software Corp.	30,668
2,679		Agilysys, Inc.	38,792
1,800	[2]	Altiris, Inc.	38,520
9,000	[2,3]	Amkor Technology, Inc.	108,810
1,580	[2,3]	Anaren Microwave, Inc.	32,453
2,030	[2,3]	Anixter International, Inc.	103,205
300	[2]	Ansoft Corp.	13,254
2,700	[2]	Ansys, Inc.	152,415
2,100	[2,3]	Anteon International Corp.	114,765
3,300	[2,3]	Applied Digital Solutions, Inc.	8,745
1,300	[2,3]	Applied Films Corp.	28,496
21,900	[2]	Applied Micro Circuits Corp.	80,373
5,179	[2,3]	Ariba, Inc.	47,854
8,100	[2,3]	Arris Group, Inc.	95,985
3,900	[2,3]	Asiainfo Holdings, Inc.	18,447
4,279	[2,3]	Aspen Technology, Inc.	55,028
3,748	[2]	Asyst Technologies, Inc.	38,079
1,940	[2,3]	Atari, Inc.	1,414
2,000	[2]	Atheros Communications	50,780
30,600	[2,3]	Atmel Corp.	160,344
3,300	[2]	Autobytel.com, Inc.	15,015
3,600	[2]	Avocent Corp.	96,984
7,900	[2]	Axcelis Technologies, Inc.	46,531
400	[2,3]	Bankrate, Inc.	19,308
13,600	[2,3]	BearingPoint, Inc.	126,208
900	[3]	Bel Fuse, Inc.	29,826
3,672		Belden CDT, Inc.	114,933
3,000	[2,3]	Bell Microproducts, Inc.	19,500
4,092	[2,3]	Benchmark Electronics, Inc.	111,711
1,022		Black Box Corp.	47,952
185		Blackbaud, Inc.	3,887
1,200	[2]	Blackboard Inc.	35,244
		COMMON STOCKS--continued
		Information Technology--continued
1,000	[2,3]	Blue Coat Systems, Inc.	$21,760
6,220	[2]	Borland Software Corp.	31,722
600	[2,3]	Bottomline Technologies, Inc.	7,062
3,175	[2]	Brightpoint, Inc.	106,299
20,200	[2]	Brocade Communications Systems, Inc.	124,432
6,232	[2]	Brooks Automation, Inc.	84,256
3,724	[2,3]	C-COR Electronics, Inc.	30,462
42,500	[2,3]	CIENA Corp.	173,825
34,900	[2,3]	CMG Information Services, Inc.	50,256
10,100	[2]	CNET, Inc.	108,878
3,300	[2,3]	CSG Systems International, Inc.	83,424
2,850		CTS Corp.	40,214
2,000	[2,3]	Cabot Microelectronics Corp.	65,420
1,100	[2]	Catapult Communications Corp.	13,156
3,032	[2]	Checkpoint Systems, Inc.	79,893
4,180	[2,3]	Ciber, Inc.	28,633
6,600	[2,3]	Cirrus Logic, Inc.	62,370
167	[2]	ClearOne Communications, Inc.	651
900	[2,3]	Click Commerce, Inc.	19,233
1,500	[2,3]	Cogent, Inc.	24,540
2,800		Cognex Corp.	74,620
1,944	[2,3]	Coherent, Inc.	71,947
1,821		Cohu, Inc.	34,945
3,500	[2,3]	CommScope, Inc.	115,675
1,375	[2,3]	Comtech Telecommunications Corp.	39,119
2,000	[2,3]	Concur Technologies, Inc.	31,180
33,400	[2,3]	Conexant Systems, Inc.	118,236
2,000	[2]	Covansys Corp.	34,800
6,740	[2]	Credence Systems Corp.	47,787
2,100	[2,3]	Cybersource Corp.	19,614
4	[2]	CycleLogic, Inc.	0
2,800	[2]	Cymer, Inc.	144,732
9,800	[2,3]	Cypress Semiconductor Corp.	168,168
2,218	[2]	DSP Group, Inc.	59,975
1,300	[2]	DTS, Inc.	24,388
1,200	[3]	Daktronics, Inc.	47,064
1,400	[2]	Digi International, Inc.	17,710
		COMMON STOCKS--continued
		Information Technology--continued
2,790	[2]	Digital Insight Corp.	$96,227
2,800	[2]	Digital River, Inc.	121,912
6,267	[2]	Digitas, Inc.	88,427
1,575	[2]	Diodes, Inc.	64,166
3,300	[2,3]	Ditech Communications Corp.	31,086
4,500	[2]	Dot Hill Systems Corp.	20,475
3,000	[2,3]	Dycom Industries, Inc.	65,730
1,800	[2,3]	EMCORE Corp.	19,188
1,100	[2,3]	EPIQ Systems, Inc.	19,151
10,000	[2,3]	EarthLink Network, Inc.	90,900
2,300	[2,3]	Echelon Corp.	19,182
2,339	[2]	Electro Scientific Industries, Inc.	46,850
3,600	[2]	Electronics for Imaging, Inc.	98,856
6,500	[2]	Emulex Corp.	117,975
700	[2,3]	Endwave Corp.	10,598
8,326	[2]	Entegris, Inc.	84,759
5,900	[2,3]	Entrust Technologies, Inc.	19,647
4,200	[2,3]	Epicor Software Corp.	50,946
1,100	[2]	Equinix, Inc.	72,490
2,400	[2,3]	Euronet Worldwide, Inc.	85,776
3,144	[2,3]	Exar Corp.	45,557
950	[2,3]	Excel Technology, Inc.	28,092
9,600	[2,3]	Extreme Networks, Inc.	43,584
1,931	[2,3]	FEI Co.	41,980
2,400	[3]	FactSet Research Systems	105,936
8,800	[2]	Fairchild Semiconductor International, Inc., Class A	181,896
2,173	[2,3]	FalconStor Software, Inc.	16,319
1,400	[2,3]	Fargo Electronics	25,872
900	[2,3]	Faro Technologies, Inc.	13,671
3,237	[2]	Filenet Corp.	90,053
13,000	[2,3]	Finisar Corp.	61,100
2,300	[2]	FormFactor, Inc.	95,887
1,041	[2]	Forrester Research, Inc.	25,505
8,900	[2]	Foundry Networks, Inc.	126,469
5,041	[2]	Gartner Group, Inc., Class A	70,675
18,500	[2,3]	Gateway, Inc.	40,700
2,600	[2,3]	Genesis Microchip, Inc.	40,872
		COMMON STOCKS--continued
		Information Technology--continued
2,000	[3]	Gevity HR, Inc.	$51,380
6,600	[2]	Glenayre Technologies, Inc.	36,498
2,100	[2,3]	Global Imaging Systems, Inc.	78,435
3,100	[2]	Globetel Communications Corp.	5,363
1,750	[2,3]	Greenfield Online, Inc.	10,483
5,800	[2]	Harmonic Lightwaves, Inc.	31,030
4,800	[3]	Henry Jack & Associates, Inc.	107,760
11,500	[2]	Homestore.com, Inc.	70,610
1,560	[2,3]	Hutchinson Technology, Inc.	37,081
4,100	[2]	Hypercom Corp.	37,228
1,600	[2]	IGATE Capital Corp.	11,440
1,544	[2]	IXYS Corp.	15,610
8,164	[2]	Identix, Inc.	60,495
2,200		Imation Corp.	92,400
2,000	[2,3]	InfoSpace.com, Inc.	51,060
3,324	[2,3]	InfoUSA, Inc.	37,129
2,000	[2,3]	Infocrossing, Inc.	24,940
6,700	[2,3]	Informatica Corp.	102,979
500		Integral Systems, Inc.	14,455
13,430	[2]	Integrated Device Technology, Inc.	204,405
3,265	[2,3]	Integrated Silicon Solution, Inc.	21,582
1,980	[3]	Inter-Tel, Inc.	45,421
1,200	[2,3]	InterVideo, Inc.	12,336
4,400	[2,3]	Interdigital Communications Corp.	111,408
1,818	[2]	Intergraph Corp.	80,028
3,883	[2,3]	Intermec, Inc.	102,861
1,900	[2,3]	International Displayworks, Inc.	10,678
2,000	[2]	Internet Capital Group, Inc.	18,700
3,000	[2]	Internet Security Systems, Inc.	67,320
2,900	[2,3]	Intervoice, Inc.	20,851
3,425	[2]	Interwoven, Inc.	34,764
1,100	[2,3]	Intevac, Inc.	30,910
2,000	[2]	Itron, Inc.	134,100
2,200	[2,3]	Ixia	24,860
2,493	[2]	JDA Software Group, Inc.	34,054
1,600	[2]	Jupitermedia Corp.	28,192
1,650	[2]	Kanbay International, Inc.	25,575
		COMMON STOCKS--continued
		Information Technology--continued
3,900	[2,3]	Keane, Inc.	$55,146
1,056		Keithley Instruments, Inc.	16,273
6,800	[2,3]	Kemet Corp.	73,508
518	[2,3]	Keynote Systems, Inc.	5,703
1,900	[2,3]	Komag, Inc.	79,876
5,600	[2,3]	Kopin Corp.	31,136
2,115	[2,3]	Kronos, Inc.	96,529
4,894	[2,3]	Kulicke & Soffa Industries	44,340
4,831	[2]	LTX Corp.	27,440
700	[3]	Landauer, Inc.	34,440
8,900	[2]	Lattice Semiconductor Corp.	59,185
4,100	[2,3]	Lawson Software Inc.	31,488
600	[2,3]	LeCroy Corp.	8,610
700	[2,3]	Leadis Technology, Inc.	4,333
6,200	[2,3]	Lexar Media, Inc.	60,388
3,300	[2,3]	Lionbridge Technologies, Inc.	27,126
1,264	[2,3]	Littelfuse, Inc.	40,815
1,400	[2,3]	Lo-Jack Corp.	30,954
3,026	[2]	MICROS Systems Corp.	126,487
3,000	[2]	MIPS Technologies, Inc.	22,230
2,500	[2]	MKS Instruments, Inc.	59,675
6,958	[2]	MPS Group, Inc.	111,050
1,558	[2,3]	MRO Software, Inc.	29,633
8,990	[2]	MRV Communications, Inc.	34,252
1,800		MTS Systems Corp.	80,550
3,900	[2,3]	Macrovision Corp.	89,310
2,100	[2,3]	Magma Design Automation	15,918
2,000	[2]	Majesco Holdings, Inc.	3,540
1,300	[2,3]	ManTech International Corp., Class A	42,939
2,312	[2]	Manhattan Associates, Inc.	50,194
1,700	[2]	Mapinfo Corp.	23,630
1,200	[2,3]	Marchex, Inc., Class B	26,112
1,900	[2,3]	Mastec, Inc.	23,427
4,018	[2]	MatrixOne, Inc.	28,970
3,071	[2]	Mattson Technology, Inc.	35,286
1,479		Maximus, Inc.	51,528
18,900	[2,3]	Maxtor Corp.	182,952
		COMMON STOCKS--continued
		Information Technology--continued
13,500	[2,3]	McData Corp., Class A	$65,205
800	[2,3]	Measurement Specialties, Inc.	21,000
5,900	[2]	Mentor Graphics Corp.	77,467
1,947	[2,3]	Mercury Computer Systems, Inc.	37,110
2,786		Methode Electronics, Inc., Class A	27,303
1,100	[2]	Metrologic Instruments, Inc.	18,689
5,300	[2]	Micrel, Inc.	68,052
1,037	[2,3]	MicroStrategy, Inc., Class A	97,208
4,808	[2]	Microsemi Corp.	131,355
3,200	[2,3]	Microtune, Inc.	21,248
1,989	[2,3]	Midway Games, Inc.	19,910
1,700	[2,3]	Mobility Electronics, Inc.	12,104
6,300	[3]	Moneygram International, Inc.	213,570
800	[2,3]	Monolithic Power Systems	14,616
300	[2,3]	Multi-Fineline Electronix, Inc.	17,484
2,400	[2]	NIC, Inc.	14,760
800	[2]	Ness Technologies, Inc.	9,720
3,600	[2,3]	NetIQ Corp.	43,200
1,000	[2]	NetLogic Microsystems, Inc.	40,270
1,068	[2]	NetRatings, Inc.	13,841
1,823	[2]	NetScout Systems, Inc.	17,501
2,800	[2,3]	Netgear, Inc.	62,860
3,300	[2]	Newport Corp.	63,360
2,700	[2,3]	Novatel Wireless, Inc.	27,162
7,852	[2,3]	Nuance Communications, Inc.	100,741
12,300	[2,3]	ON Semiconductor Corp.	88,191
1,200	[2,3]	OSI Systems, Inc.	22,872
4,000	[2,3]	Omnivision Technologies, Inc.	116,320
1,100	[2,3]	Online Resources Corp.	14,267
1,900	[2]	Open Solutions, Inc.	51,718
6,633	[2,3]	Openwave Systems, Inc.	123,440
1,185	[2]	Oplink Communications, Inc.	22,847
4,800	[2,3]	Opsware, Inc.	40,608
1,200	[2,3]	Optical Communication Products, Inc.	2,916
1,100	[2,3]	PDF Solutions, Inc.	17,160
1,800	[2]	PLX Technology, Inc.	23,886
12,500	[2,3]	PMC-Sierra, Inc.	155,375
		COMMON STOCKS--continued
		Information Technology--continued
2,661	[2,3]	Packeteer, Inc.	$34,753
5,678	[2,3]	Palm, Inc.	128,323
750	[2]	Par Technology Corp.	12,555
8,520	[2]	Parametric Technology Corp.	127,289
1,592	[3]	Park Electrochemical Corp.	49,304
2,052	[2]	Paxar Corp.	44,816
2,223	[2,3]	Pegasus Systems, Inc.	20,985
700	[2]	Pegasystems, Inc.	5,565
1,784	[2,3]	Pericom Semiconductor Corp.	17,412
6,100	[2]	Perot Systems Corp.	91,988
1,200	[2,3]	Phoenix Technology Ltd.	6,996
1,399	[2]	Photon Dynamics, Inc.	26,651
2,224	[2,3]	Photronics, Inc.	39,965
3,641	[2,3]	Pixelworks, Inc.	14,382
3,300	[3]	Plantronics, Inc.	123,750
3,358	[2]	Plexus Corp.	146,274
6,800	[2]	Polycom, Inc.	149,600
800	[2,3]	Portalplayer, Inc.	8,840
2,292	[2]	Power Integrations, Inc.	48,522
7,200	[2,3]	Powerwave Technologies, Inc.	80,280
2,842	[2,3]	Presstek, Inc.	33,990
3,014	[2]	Progress Software Corp.	83,156
700		QAD, Inc.	5,320
1,400	[2,3]	Quality Systems, Inc.	46,984
14,000	[2,3]	Quantum Corp. - DLT & Storage Systems	47,880
4,500	[2]	Quest Software, Inc.	77,445
12,500	[2,3]	RF Micro Devices, Inc.	116,250
4,800	[2]	RSA Security, Inc.	100,512
1,649	[2,3]	RadiSys Corp.	34,893
2,300	[2]	Radiant Systems, Inc.	29,900
7,400	[2,3]	Rambus, Inc.	287,342
8,800	[2,3]	RealNetworks, Inc.	88,176
2,500	[2,3]	Redback Networks, Inc.	56,000
579	[3]	Renaissance Learning, Inc.	9,021
1,100	[2,3]	RightNow Technologies, Inc.	20,361
1,100	[2,3]	Rimage Corp.	24,321
1,200	[2]	Rofin-Sinar Technologies, Inc.	67,332
		COMMON STOCKS--continued
		Information Technology--continued
1,316	[2,3]	Rogers Corp.	$81,197
1,958	[2]	Rudolph Technologies, Inc.	32,464
5,500	[2]	S1 Corp.	28,435
800	[2]	SI International, Inc.	27,256
1,116	[2]	SPSS, Inc.	38,904
100	[2]	SSA Global Technologies, Inc.	1,550
1,920	[2,3]	Safenet, Inc.	38,573
6,300	[2,3]	Sapient Corp.	49,329
1,000	[2]	ScanSource, Inc.	62,600
2,703	[2,3]	SeaChange International, Inc.	18,191
3,852	[2]	Secure Computing Corp.	41,409
1,243	[2,3]	Semitool, Inc.	11,547
5,300	[2]	Semtech Corp.	99,375
2,700	[2,3]	SiRF Technology Holdings, Inc.	92,205
2,700	[2,3]	Sigmatel Inc.	18,063
6,206	[2]	Silicon Image, Inc.	63,301
3,100	[2]	Silicon Laboratories, Inc.	144,491
6,900	[2]	Silicon Storage Technology	31,533
12,400	[2,3]	Skyworks Solutions, Inc.	88,660
2,200	[2]	Sohu.com, Inc.	61,050
2,000	[2,3]	Sonic Solutions	35,440
4,164	[2]	Sonicwall, Inc.	35,352
18,400	[2,3]	Sonus Networks, Inc.	91,448
3,000	[2]	Spansion, Inc.	51,360
2,200	[2]	Spatialight, Inc.	6,952
1,727	[3]	SpectraLink Corp.	20,603
1,222	[2]	Standard Microsystems Corp.	28,473
1,280	[3]	StarTek, Inc.	29,222
1,900	[2]	Stellent, Inc.	24,339
200	[2]	StorageNetworks, Inc.	0
850	[2,3]	Stratasys, Inc.	27,838
600	[2,3]	SunPower Corp., Class A	23,052
731	[2,3]	Supertex, Inc.	28,231
3,400	[2]	Support.com, Inc.	15,538
13,600	[2]	Sycamore Networks, Inc.	63,920
2,000	[2,3]	Sykes Enterprises, Inc.	32,380
4,200	[2,3]	Symmetricom, Inc.	34,020
		COMMON STOCKS--continued
		Information Technology--continued
1,700	[2]	Synaptics, Inc.	$44,574
300	[2,3]	Synnex Corp.	5,685
565		Syntel, Inc.	12,170
4,199	[2,3]	THQ, Inc.	107,620
700	[2]	TNS, Inc.	14,511
3,100	[2]	TTM Technologies	50,406
2,430		Talx Corp.	63,204
3,038		Technitrol, Inc.	76,072
3,700	[2,3]	Tekelec, Inc.	52,836
3,900	[2,3]	Telkonet, Inc.	15,405
2,230	[2,3]	Terremark Worldwide, Inc.	18,041
3,200	[2,3]	Tessera Technologies, Inc.	102,624
14,700	[2]	Tibco Software, Inc.	126,714
10,400	[2,3]	TranSwitch Corp.	22,152
3,041	[2]	Transaction Systems Architects, Inc., Class A	121,458
400	[2,3]	Travelzoo, Inc.	15,408
3,900	[2]	Trident Microsystems, Inc.	103,740
10,812	[2,3]	Triquint Semiconductor, Inc.	58,709
2,700	[2,3]	Tyler Technologies, Inc.	29,781
8,100	[2,3]	UTStarcom, Inc.	56,295
987	[2,3]	Ulticom, Inc.	9,900
1,600	[2,3]	Ultimate Software Group, Inc.	40,912
1,943	[2,3]	Ultratech Stepper, Inc.	38,161
4,300	[3]	United Online, Inc.	55,427
1,590	[2,3]	Universal Display Corp.	23,755
1,400	[2,3]	VASCO Data Security International, Inc.	13,104
6,500	[2]	ValueClick, Inc.	109,525
3,669	[2,3]	Varian Semiconductor Equipment Associates, Inc.	120,160
1,541	[2,3]	Veeco Instruments, Inc.	36,907
1,600	[2]	Verifone Holdings, Inc.	49,536
1,000	[2]	Verint Systems, Inc.	32,440
1,774	[2,3]	ViaSat, Inc.	53,451
1,710	[2]	Vignette Corp.	27,104
919	[2,3]	Viisage Technology, Inc.	15,412
600	[2,3]	Virage Logic Corp.	7,500
17,100	[2,3]	Vitesse Semiconductor Corp.	31,464
900	[2,3]	Volterra Semiconductor Corp.	14,787
		COMMON STOCKS--continued
		Information Technology--continued
2,600	[2,3]	WebEx Communications, Inc.	$91,910
3,776	[2]	Websense, Inc.	93,871
4,800	[2,3]	Westell Technologies, Inc., Class A	19,056
5,600	[2,3]	Wind River Systems, Inc.	63,896
1,900	[2]	Witness Systems, Inc.	44,365
3,100	[2]	Wright Express Corp.	95,449
1,706		X-Rite, Inc.	22,314
3,825	[2,3]	Zhone Technologies, Inc.	9,257
3,893	[2]	Zoran Corp.	106,824
4,500	[2,3]	aQuantive, Inc.	112,770
1,400	[2,3]	eCollege.com	29,750
3,700	[2]	eFunds Corp.	95,238
3,500	[2]	iPass, Inc.	29,120
1,200	[2]	iPayment Holdings, Inc.	51,900
2,800	[2]	iVillage, Inc.	23,688
1,900	[2,3]	j2 Global Communications, Inc.	93,271
4,300	[2]	webMethods, Inc.	41,151

		TOTAL	19,483,631

		Materials--4.9%
8,600	[2]	AK Steel Holding Corp.	128,226
1,666	[3]	AMCOL International Corp.	48,014
2,400	[2,3]	Aleris International, Inc.	111,000
1,200		American Vanguard Corp.	29,412
1,893	[3]	Arch Chemicals, Inc.	55,768
450		Balchem Corp.	10,408
3,700	[3]	Bowater, Inc.	100,899
1,455	[2,3]	Brush Engineered Materials, Inc.	33,916
2,290	[2]	Buckeye Technologies, Inc.	18,434
3,400		CF Industries Holdings, Inc.	58,820
3,351		Calgon Carbon Corp.	25,099
2,753	[2]	Caraustar Industries, Inc.	27,282
1,957		Carpenter Technology Corp.	232,785
400		Castle (A.M.) & Co.	14,440
1,870	[2]	Century Aluminium Co.	89,031
2,006	[2]	Chaparral Steel Co.	126,619
1,329		Chesapeake Corp.	18,699
1,640	[3]	Cleveland Cliffs, Inc.	140,368
		COMMON STOCKS--continued
		Materials--continued
19,900	[2,3]	Coeur d’Alene Mines Corp.	$138,902
4,112		Commercial Metals Corp.	223,693
1,200	[3]	Compass Minerals International, Inc.	31,596
792	[3]	Deltic Timber Corp.	45,714
3,294		Eagle Materials, Inc.	218,228
3,501		Ferro Corp.	67,499
2,336		Fuller (H.B.) Co.	122,173
2,383	[3]	Georgia Gulf Corp.	70,680
1,918		Gibraltar Industries, Inc.	53,301
2,657		Glatfelter (P.H.) Co.	49,739
5,300	[2,3]	Grace (W.R.) & Co.	83,157
5,100	[2,3]	Graphic Packaging Corp.	13,566
1,084		Greif Brothers Corp., Class A	70,222
3,400	[2,3]	Headwaters, Inc.	114,512
10,800	[2,3]	Hecla Mining Co.	69,876
9,000	[2]	Hercules, Inc.	127,890
1,000	[3]	Innospec, Inc.	25,140
584		Kronos Worldwide, Inc.	17,695
2,072		MacDermid, Inc.	71,070
1,300	[2]	Mercer International, Inc.	11,700
1,500		Metal Management, Inc.	48,675
1,563	[3]	Minerals Technologies, Inc.	89,435
2,059		Myers Industries, Inc.	36,444
622	[3]	NL Industries, Inc.	8,192
1,500		NN, Inc.	19,125
900	[3]	Neenah Paper, Inc.	28,881
1,000	[2]	Newmarket Corp.	50,850
2,200	[2]	OM Group, Inc.	63,008
5,423	[3]	Olin Corp.	111,443
2,600	[2]	Oregon Steel Mills, Inc.	128,778
1,100	[2]	Pioneer Cos., Inc.	35,222
7,142	[2]	Polyone Corp.	63,421
2,455	[3]	Quanex Corp.	104,997
1,677	[2,3]	RTI International Metals	100,855
2,257		Reliance Steel & Aluminum Co.	200,760
2,104		Rock-Tenn Co.	33,390
1,700	[2]	Rockwood Holdings, Inc.	40,409
		COMMON STOCKS--continued
		Materials--continued
1,100	[3]	Royal Gold, Inc.	$37,697
1,467	[3]	Ryerson Tull, Inc.	43,100
1,300	[3]	Schnitzer Steel Industries, Inc., Class A	51,129
2,859		Schulman (A.), Inc.	68,444
1,393		Schweitzer-Mauduit International, Inc.	33,725
3,663		Sensient Technologies Corp.	75,275
1,800		Silgan Holdings, Inc.	69,894
2,047		Spartech Corp.	48,371
2,856		Steel Dynamics, Inc.	178,329
1,300		Steel Technologies, Inc.	30,199
430		Stepan Co.	13,567
3,090	[2]	Stillwater Mining Co.	52,437
2,501	[2]	Symyx Technologies, Inc.	72,904
6,200	[2,3]	Terra Industries, Inc.	51,274
1,406		Texas Industries, Inc.	79,720
1,800	[2,3]	Titanium Metals Corp.	128,970
600	[3]	Tronox, Inc., Class A	10,440
3,495	[3]	Wausau-Mosinee Paper Corp.	50,258
3,203	[3]	Wellman, Inc.	17,713
700	[3]	Westlake Chemical Corp.	21,245
1,000	[2,3]	Wheeling Pittsburgh Corp.	21,500
4,900	[3]	Worthington Industries, Inc.	96,775
1,300	[2,3]	Zoltek Cos., Inc.	33,137

		TOTAL	5,345,561

		Telecommunication Services--1.4%
1,900	[3]	Alaska Communications Systems Holdings, Inc.	23,959
500	[2]	Arbinet Holdings, Inc.	4,300
4,060	[2,3]	Broadwing Corp.	56,393
1,440		CT Communications, Inc.	20,448
1,327	[2,3]	Centennial Cellular Corp., Class A	9,050
19,100	[2]	Cincinnati Bell, Inc.	80,220
1,502	[3]	Commonwealth Telephone Enterprises, Inc.	49,836
1,300		Consolidated Communications Holdings, Inc.	19,760
10,200	[2,3]	Dobson Communications Corp., Class A	91,800
2,100		FairPoint Communications, Inc.	27,867
4,376	[2]	General Communications, Inc., Class A	52,512
1,457		Golden Telecom, Inc.	44,497
		COMMON STOCKS--continued
		Telecommunication Services--continued
3,800	[2,3]	IDT Corp., Class B	$42,180
1,600	[2,3]	Inphonic, Inc.	12,800
2,200		Iowa Telecommunication Services, Inc.	39,688
52,100	[2,3]	Level 3 Communications, Inc.	281,340
1,700	[2]	NeuStar, Inc., Class A	59,670
1,129		North Pittsburgh Systems, Inc.	25,685
4,800	[2,3]	Premiere Global Services, Inc.	37,488
3,895	[2,3]	Price Communications Corp.	67,617
6,510	[2]	SBA Communications Corp.	163,531
500		Shenandoah Telecommunications Co.	21,350
1,200	[3]	SureWest Communications	27,000
1,400	[2]	Syniverse Holdings, Inc.	24,794
2,666	[2,3]	TALK America Holdings, Inc.	24,287
4,100	[2]	Time Warner Telecom, Inc.	68,757
2,240	[2,3]	USA Mobility, Inc.	51,274
6,300	[2]	UbiquiTel, Inc.	65,268
2,300		Valor Communications Group	30,015
3,700	[2,3]	Wireless Facilities, Inc.	16,169

		TOTAL	1,539,555

		Utilities--2.1%
1,800	[3]	Allete, Inc.	84,186
1,379	[3]	American States Water Co.	55,036
27,599	[2]	Aquila, Inc.	119,503
2,885	[3]	Avista Corp.	60,614
2,100		Black Hills Corp.	76,440
1,304	[3]	CH Energy Group, Inc.	61,653
1,327	[3]	California Water Service Group	56,411
1,452	[3]	Cascade Natural Gas Corp.	29,722
1,000	[3]	Central VT Public Service Corp.	19,950
3,080	[3]	Cleco Corp.	69,300
650	[3]	Connecticut Water Service, Inc.	16,750
5,000	[3]	Duquesne Light Holdings, Inc.	84,850
3,215	[2]	El Paso Electric Co.	63,496
2,361	[3]	Empire Distribution Electric Co.	53,713
800	[3]	EnergySouth, Inc.	25,800
1,100	[3]	ITC Holdings Corp.	28,413
2,700	[3]	Idacorp, Inc.	91,935
Shares or Principal Amount			Value

		COMMON STOCKS--continued
		Utilities--continued
1,697		Laclede Group, Inc.	$57,868
1,542		MGE Energy, Inc.	49,190
1,033	[3]	Middlesex Water Co.	19,286
3,000	[3]	NICOR, Inc.	118,830
2,121	[3]	New Jersey Resources Corp.	93,897
2,096		Northwest Natural Gas Co.	72,396
2,171	[3]	Otter Tail Power Co.	64,804
2,400	[3]	Peoples Energy Corp.	87,192
1,164		SJW Corp.	29,659
15,466	[2,3]	Sierra Pacific Resources	218,380
1,664	[3]	South Jersey Industries, Inc.	44,229
2,878		Southwest Gas Corp.	79,778
2,371	[3]	Southwest Water Co.	36,205
1,365		UIL Holdings Corp.	75,826
2,706		UniSource Energy Corp.	81,857
3,200		WGL Holdings, Inc.	94,144

		TOTAL	2,221,313

		TOTAL COMMON STOCKS (IDENTIFIED COST $60,500,403)	99,396,332

		PREFERRED STOCK--0.0%
		Health Care--0.0%
76		Genesis Health Ventures, Inc., Pfd. (IDENTIFIED COST $28,732)	0

		U.S. TREASURY--0.9%
$1,020,000	[4]	United States Treasury Bill, 7/13/2006 (IDENTIFIED COST $1,010,516)	1,010,434

		MUTUAL FUND--0.0%
		Financials--0.0%
900	[3]	Gladstone Capital Corp. (IDENTIFIED COST $16,245)	19,863

Principal Amount			Value

		REPURCHASE AGREEMENTS--32.4%
$8,115,000		Interest in $3,400,000,000 joint repurchase agreement 4.79% dated 4/28/2006, under which Bank of America N.A. will repurchase a U.S. Government Agency security maturing on 2/1/2036 for $3,401,357,167 on 5/1/2006. The market value of the underlying security at the end of the period was $3,468,000,001.	$8,115,000
13,097,000		Interest in $1,200,000,000 joint repurchase agreement 4.79%, dated 4/28/2006 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 12/19/2025 for $1,200,479,000 on 5/1/2006. The market value of the underlying securities at the end of the period was $1,224,000,973 (purchased with proceeds from securities lending collateral).	13,097,000
14,000,000		Interest in $2,000,000,000 joint repurchase agreement 4.79%, dated 4/28/2006 under which Bear Stearns and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 3/25/2045 for $2,000,798,333 on 5/1/2006. The market value of the underlying securities at the end of the period was $2,060,003,916 (purchased with proceeds from securities lending collateral).	14,000,000

		TOTAL REPURCHASE AGREEMENTS (AT COST)	35,212,000

		TOTAL INVESTMENTS--124.7% (IDENTIFIED COST $96,767,896)[5]	135,638,629

		OTHER ASSETS AND LIABILITIES - NET--(24.7)%	(26,901,360)

		TOTAL NET ASSETS--100.0%	$108,737,269

1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Index and minimizing trading costs. The total market value of open index futures contracts is $9,225,600 at April 30, 2006, which represents 8.5% of net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the Index is 100.1%.

2 Non-income producing security.

3 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

5 Also represents cost for federal tax purposes.

At April 30, 2006, the Fund had the following outstanding futures contracts:

Contracts	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation

[2]Russell 2000 Index Futures	24	$9,225,600	June 2006	$262,018

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (unaudited)

Assets:
Investments in securities	$100,426,629
Investments in repurchase agreements	35,212,000

Total investments in securities, at value including $26,321,509 of securities loaned (identified cost $96,767,896)		$135,638,629
Cash		40,732
Income receivable		43,133
Receivable for investments sold		24,900
Receivable for daily variation margin		72,000
Receivable for shares sold		216,796

TOTAL ASSETS		136,036,190

Liabilities:
Payable for investments purchased	99,373
Payable for shares redeemed	31,165
Payable for distribution services fee (Note 5)	11,110
Payable for shareholder services fee (Note 5)	10,648
Payable for collateral due to broker	27,097,000
Accrued expenses	49,625

TOTAL LIABILITIES		27,298,921

Net assets for 6,162,342 shares outstanding		$108,737,269

Net Assets Consist of:
Paid-in capital		$68,343,900
Net unrealized appreciation of investments and futures contracts		39,132,751
Accumulated net realized gain on investments and futures contracts		1,070,368
Undistributed net investment income		190,250

TOTAL NET ASSETS		$108,737,269

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value, offering price and redemption proceeds per share ($90,432,743 ÷ 5,096,238 shares outstanding), no par value, unlimited shares authorized		$17.74

Class C Shares:
Net asset value per share ($18,304,526 ÷ 1,066,104 shares outstanding), no par value, unlimited shares authorized		$17.17

Offering price per share (100/99.00 of $17.17)[1]		$17.34

Redemption proceeds per share (99.00/100 of $17.17)[1]		$17.00

1 See “What Do Shares Cost?” in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2006 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $197)			$581,557
Interest (including income on securities loaned of $59,359)			153,569

TOTAL INCOME			735,126

Expenses:
Management fee (Note 5)		$250,231
Custodian fees		34,793
Transfer and dividend disbursing agent fees and expenses		73,086
Directors’/Trustees’ fees		2,059
Auditing fees		9,370
Legal fees		2,137
Portfolio accounting fees		84,265
Distribution services fee--Class C Shares (Note 5)		61,038
Shareholder services fee--Institutional Shares (Note 5)		93,791
Shareholder services fee--Class C Shares (Note 5)		10,159
Share registration costs		16,618
Printing and postage		20,051
Insurance premiums		3,938
Miscellaneous		5,004

TOTAL EXPENSES		666,540

Waivers (Note 5):
Waiver of management fee	$(103,794)
Waiver of shareholder services fee--Institutional Shares	(43,503)

TOTAL WAIVERS		(147,297)

Net expenses			519,243

Net investment income			215,883

Realized and Unrealized Gain on Investments and Futures Contracts:
Net realized gain on investments			3,575,697
Net realized gain on futures contracts			251,296
Net change in unrealized appreciation of investments			12,640,764
Net change in unrealized appreciation of futures contracts			258,985

Net realized and unrealized gain on investments and futures contracts			16,726,742

Change in net assets resulting from operations			$16,942,625

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2006	Year Ended 10/31/2005

Increase (Decrease) in Net Assets
Operations:
Net investment income	$215,883	$302,088
Net realized gain on investments and futures contracts	3,826,993	9,032,941
Net change in unrealized appreciation/depreciation of investments and futures contracts	12,899,749	1,010,778

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	16,942,625	10,345,807

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(158,928)	(122,716)
Distributions from net realized gains
Institutional Shares	(3,093,658)	--
Class C Shares	(584,929)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,837,515)	(122,716)

Share Transactions:
Proceeds from sale of shares	16,768,378	33,284,724
Net asset value of shares issued to shareholders in payment of distributions declared	3,346,996	94,674
Cost of shares redeemed	(18,380,129)	(51,115,579)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,735,245	(17,736,181)

Change in net assets	14,840,355	(7,513,090)

Net Assets:
Beginning of period	93,896,914	101,410,004

End of period (including undistributed net investment income of $190,250 and $133,295, respectively)	$108,737,269	$93,896,914

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2006 (unaudited)

1. ORGANIZATION

Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Mini-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results that correspond to the aggregate price and dividend performance of approximately 2,000 publicly traded common stocks that are ranked in terms of capitalization below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. This group of stocks is known as the Russell 2000® Index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For U.S. Treasury and government agency securities, prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the “Trustees”).

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended April 30, 2006, the Fund had net realized gains on future contracts of $251,296.

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio of investments.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2006, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral

$26,321,509	$27,097,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2006		Year Ended 10/31/2005

Institutional Shares:	Shares	Amount	Shares	Amount

Shares sold	750,744	$12,573,413	1,800,595	$27,396,656
Shares issued to shareholders in payment of distributions declared	175,739	2,785,671	6,112	94,674
Shares redeemed	(944,128)	(15,611,706)	(3,162,776)	(47,847,009)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(17,645)	$(252,622)	(1,356,069)	$(20,355,679)

	Six Months Ended 4/30/2006		Year Ended 10/31/2005

Class C Shares:	Shares	Amount	Shares	Amount

Shares sold	259,252	$4,194,965	398,450	$5,888,068
Shares issued to shareholders in payment of distributions declared	36,545	561,325	--	--
Shares redeemed	(171,055)	(2,768,423)	(219,665)	(3,268,570)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	124,742	$1,987,867	178,785	$2,619,498

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	107,097	$1,735,245	(1,177,284)	$(17,736,181)

4. FEDERAL TAX INFORMATION

At April 30, 2006, the cost of investments for federal tax purposes was $96,767,896. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation from futures contracts was $38,870,733. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $43,347,566 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,476,833.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Equity Management Company of Pennsylvania, the Fund’s manager (the “Manager”) receives for its services an annual investment adviser fee equal to 0.50% of the Fund’s average daily net assets. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the Manager voluntarily waived $103,794 of its fee.

Under the terms of a sub-adviser agreement between the Manager and the Fund Asset Management L.P. doing business as Mercury Advisors, an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. (the “Sub-Adviser”), the Subadvisor receives an annual fee from the Manager equal to 0.030% of the Fund’s average daily net assets.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of 0.75% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediairies whose customers purchase shares. For the six months ended April 30, 2006, FSC retained $6,453 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Institutional Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended April 30, 2006, FSSC voluntarily waived $43,503 of its fee. For the six months ended April 30, 2006, FSSC did not retain any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2006, were as follows:

Purchases	$1,089,733

Sales	$7,941,193

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, “Federated”), along with various investment companies sponsored by Federated (“Funds”) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission (“SEC”), the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund’s Board has reviewed the Fund’s investment advisory contract and subadvisory contracts. The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of these contracts, the Board considers many factors, among the most material of which are: the Fund’s investment objectives; the Adviser’s and Subadviser’s management philosophy, personnel, processes, and investment and operating strategies; long term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization and the Subadviser, as the case may be, in addition to investment advisory services; and the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s “selection” or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser and Subadviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser and the Subadviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser’s and Subadviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser’s service and fee. The Fund’s Board is aware of these factors and is guided by them in its review of the Fund’s advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund, the Federated organization and the Subadviser. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of advisory contracts is informed by reports covering such matters as: the Adviser’s and Subadviser’s investment philosophy, personnel, and processes; operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates and the Subadviser; compliance and audit reports concerning the Federated funds, the Federated companies that service them and the Subadviser (including communications from regulatory agencies), as well as Federated’s and the Subadviser’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The Board also considers information regarding the results of the Adviser’s evaluation and monitoring of the Subadviser’s performance and considers the Adviser’s recommendation to renew the subadvisory agreement with the Subadviser. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates and the Subadviser was satisfactory.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser and the Subadviser are executing on the Fund’s investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services are such as to warrant continuation of the advisory contract. The Fund’s performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2004. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund. During the year ending December 31, 2004, the Fund’s investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund nevertheless remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated and the Subadviser derive from their relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discuss any indirect benefit Federated or the Subadviser may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated’s or the Subadviser’s “profitability” and/or “costs” (which would include an assessment as to whether “economies of scale” would be realized if the fund were to grow to some sufficient size). In the Board’s view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine “economies of scale,” its experience has been that such “economies” are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund’s performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated’s website. Go to FederatedInvestors.com, select “Products,” select the “Prospectuses and Regulatory Reports” link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of the Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” and selecting the name of the Fund, or by selecting the name of the Fund and clicking on “Portfolio Holdings.” You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Securities Corp., Distributor

Cusip 31420E304
Cusip 31420E601

3052012 (6/06)

Federated is a registered mark of Federated Investors, Inc.
2006 ©Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Index Trust

By          /S/ Richard A. Novak
            Richard A Novak, Principal Financial Officer

Date        June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer

Date        June 21, 2006

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer

Date        June 21, 2006